UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 1.4%
137	Precision Castparts Corp.	8,235

	Airlines — 0.5%
530	Delta Air Lines, Inc. (a)	2,984

	Auto Components — 0.6%
378	Gentex Corp. (c)	3,762

	Biotechnology — 1.9%
134	Celgene Corp. (a)	5,951
107	Myriad Genetics, Inc. (a)	4,847

		10,798

	Capital Markets — 6.4%
62	Affiliated Managers Group, Inc. (a) (c)	2,605
252	Investment Technology Group, Inc. (a) (c)	6,434
176	Lazard Ltd., (Bermuda), Class A	5,169
139	Northern Trust Corp.	8,328
485	Och-Ziff Capital Management Group LLC, Class A	2,946
219	T. Rowe Price Group, Inc. (c)	6,307
379	TD AMERITRADE Holding Corp. (a)	5,236

		37,025

	Chemicals — 4.4%
377	Ecolab, Inc.	13,105
150	Praxair, Inc.	10,120
324	Rockwood Holdings, Inc. (a) (c)	2,571

		25,796

	Commercial Services & Supplies — 5.9%
869	Corrections Corp. of America (a)	11,128
192	Stericycle, Inc. (a) (c)	9,163
539	Waste Connections, Inc. (a)	13,855

		34,146

	Communications Equipment — 3.3%
339	CommScope, Inc. (a)	3,848
273	F5 Networks, Inc. (a)	5,726
194	Harris Corp.	5,627
250	Juniper Networks, Inc. (a) (c)	3,771

		18,972

	Computers & Peripherals — 1.1%
419	NetApp, Inc. (a) (c)	6,212

	Construction & Engineering — 1.5%
162	Aecom Technology Corp. (a)	4,222
157	Shaw Group, Inc. (The) (a)	4,310

		8,532

	Containers & Packaging — 0.5%
83	Greif, Inc., Class A	2,753

	Diversified Consumer Services — 1.4%
165	DeVry, Inc.	7,930

	Diversified Financial Services — 1.6%
298	Interactive Brokers Group, Inc., Class A (a)	4,801
63	IntercontinentalExchange, Inc. (a)	4,692

		9,493

	Diversified Telecommunication Services — 1.6%
1,047	tw telecom, inc. (a) (c)	9,165

	Electrical Equipment — 1.5%
20	First Solar, Inc. (a) (c)	2,615
141	Roper Industries, Inc.	5,976

		8,591

	Electronic Equipment, Instruments & Components — 2.9%
304	Amphenol Corp., Class A	8,652
150	Dolby Laboratories, Inc., Class A (a) (c)	5,113
144	FLIR Systems, Inc. (a)	2,959

		16,724

	Energy Equipment & Services — 1.9%
234	Cameron International Corp. (a)	5,142
107	Helmerich & Payne, Inc. (c)	2,437
102	Oceaneering International, Inc. (a)	3,745

		11,324

	Health Care Equipment & Supplies — 2.5%
209	DENTSPLY International, Inc. (c)	5,602
344	Hologic, Inc. (a)	4,501
114	Zimmer Holdings, Inc. (a)	4,157

		14,260

	Health Care Providers & Services — 4.4%
172	DaVita, Inc. (a)	7,569
96	Express Scripts, Inc. (a)	4,414
214	Humana, Inc. (a)	5,580
356	VCA Antech, Inc. (a) (c)	8,018

		25,581

	Health Care Technology — 1.1%
147	Cerner Corp. (a) (c)	6,442

	Hotels, Restaurants & Leisure — 3.7%
217	Darden Restaurants, Inc.	7,441
274	Penn National Gaming, Inc. (a)	6,624
286	Tim Hortons, Inc., (Canada)	7,251

		21,316

	Industrial Conglomerates — 1.0%
152	Carlisle Cos., Inc.	2,978
216	McDermott International, Inc. (a)	2,897

		5,875

	Insurance — 6.0%
257	ACE Ltd., (Switzerland)	10,387
145	AON Corp.	5,927
358	Fidelity National Financial, Inc.	6,975
449	HCC Insurance Holdings, Inc.	11,302

		34,591

	Internet & Catalog Retail — 1.1%
84	Amazon.com, Inc. (a)	6,184

	Internet Software & Services — 2.6%
448	Akamai Technologies, Inc. (a) (c)	8,682
111	Equinix, Inc. (a) (c)	6,227

		14,909

	IT Services — 2.5%
46	MasterCard, Inc., Class A (c)	7,713
363	SAIC, Inc. (a)	6,775

		14,488

	Life Sciences Tools & Services — 2.8%
149	Covance, Inc. (a)	5,307
290	Illumina, Inc. (a)	10,796

		16,103

	Machinery — 2.9%
129	AGCO Corp. (a)	2,524
110	Bucyrus International, Inc.	1,673
146	Cummins, Inc.	3,717
192	Pall Corp.	3,932
185	Wabtec Corp. (c)	4,875

		16,721

	Media — 2.7%
343	Discovery Communications, Inc., Class A (a)	5,487
228	John Wiley & Sons, Inc., Class A	6,793
101	Morningstar, Inc. (a) (c)	3,449

		15,729

	Multiline Retail — 2.3%
222	Kohl’s Corp. (a)	9,395
223	Nordstrom, Inc. (c)	3,729

		13,124

	Oil, Gas & Consumable Fuels — 5.7%
90	Apache Corp.	5,787
287	Cabot Oil & Gas Corp.	6,774
589	Forest Oil Corp. (a) (c)	7,752
82	Noble Energy, Inc.	4,391
285	Southwestern Energy Co. (a)	8,451

		33,155

	Professional Services — 1.3%
148	FTI Consulting, Inc. (a)	7,308

	Road & Rail — 1.8%
321	Landstar System, Inc. (c)	10,751

	Semiconductors & Semiconductor Equipment — 4.3%
531	Broadcom Corp., Class A (a)	10,607
201	KLA-Tencor Corp.	4,019
76	Lam Research Corp. (a)	1,735
412	Marvell Technology Group Ltd., (Bermuda) (a)	3,778
240	Xilinx, Inc.	4,600

		24,739

	Software — 4.9%
771	Amdocs Ltd., (United Kingdom) (a)	14,287
114	ANSYS, Inc. (a) (c)	2,865
166	Electronic Arts, Inc. (a)	3,011
440	Nuance Communications, Inc. (a)	4,780
109	Sybase, Inc. (a) (c)	3,287

		28,230

	Specialty Retail — 4.9%
174	Advance Auto Parts, Inc.	7,136
445	American Eagle Outfitters, Inc.	5,443
143	Bed Bath & Beyond, Inc. (a)	3,539
225	CarMax, Inc. (a) (c)	2,796
121	Sherwin-Williams Co. (The)	6,309
131	TJX Cos., Inc.	3,369

		28,592

	Wireless Telecommunication Services — 1.1%
185	Leap Wireless International, Inc. (a) (c)	6,447

	Total Long-Term Investments (Cost $668,944)	566,987

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
4,496	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $4,496)	4,496

	Investments of Cash Collateral for Securities on Loan — 12.1%
	Investment Company — 12.1%
69,769	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $69,769)	69,769

	Total Investments — 110.9% (Cost $743,209)	641,252
	Liabilities in Excess of Other Assets — (10.9)%	(63,015)

	NET ASSETS — 100.0%	$578,237

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,890
Aggregate gross unrealized depreciation	(143,847)

Net unrealized appreciation/depreciation	$(101,957)

Federal income tax cost of investments	$743,209

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 641,252	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 641,252	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 98.9%
		Common Stocks — 98.8%
		Aerospace & Defense — 3.2%
35		Boeing Co. (m)	1,242
27		Goodrich Corp. (m)	1,023
11		Honeywell International, Inc. (m)	315
2		L-3 Communications Holdings, Inc. (m)	108
36		Northrop Grumman Corp. (m)	1,558
49		United Technologies Corp.	2,115

			6,361

		Air Freight & Logistics — 0.2%
3		C.H. Robinson Worldwide, Inc. (m)	146
1		FedEx Corp. (m)	44
4		United Parcel Service, Inc., Class B	207

			397

		Auto Components — 0.4%
72		Johnson Controls, Inc. (m)	863

		Beverages — 3.0%
88		Coca-Cola Co. (The) (m)	3,885
10		Coca-Cola Enterprises, Inc. (m)	136
39		PepsiCo, Inc.	2,023

			6,044

		Biotechnology — 2.2%
9		Alexion Pharmaceuticals, Inc. (a) (m)	324
13		Amgen, Inc. (a) (m)	658
33		Celgene Corp. (a) (m)	1,452
44		Gilead Sciences, Inc. (a) (m)	2,052

			4,486

		Capital Markets — 4.1%
67		Bank of New York Mellon Corp. (The) (m)	1,904
25		Goldman Sachs Group, Inc. (The) (m)	2,608
46		Janus Capital Group, Inc. (m)	305
64		Morgan Stanley (m)	1,462
45		State Street Corp.	1,394
45		TD AMERITRADE Holding Corp. (a)	616

			8,289

		Chemicals — 2.6%
12		Air Products & Chemicals, Inc. (m)	698
128		Dow Chemical Co. (The) (m)	1,076
54		E.l. du Pont de Nemours & Co. (m)	1,201
11		Monsanto Co. (m)	898
11		PPG Industries, Inc.	387
13		Praxair, Inc.	895
2		Rohm & Haas Co.	126

			5,281

		Commercial Banks — 2.0%
11		BB&T Corp. (c) (m)	190
2		Comerica, Inc. (m)	44
16		Fifth Third Bancorp (c) (m)	47
44		KeyCorp (m)	342
—	(h)	Marshall & Ilsley Corp. (m)	1
1		PNC Financial Services Group, Inc.	31
1		Regions Financial Corp.	6
1		TCF Financial Corp.	9
76		U.S. Bancorp	1,103
148		Wells Fargo & Co.	2,113
15		Zions Bancorp	146

			4,032

		Commercial Services & Supplies — 0.0% (g)
3		Waste Management, Inc.	74

		Communications Equipment — 3.5%
191		Cisco Systems, Inc. (a) (m)	3,205
82		Corning, Inc. (m)	1,083
31		Juniper Networks, Inc. (a) (m)	461
59		QUALCOMM, Inc.	2,303

			7,052

		Computers & Peripherals — 5.5%
23		Apple, Inc. (a) (m)	2,418
2		EMC Corp. (a) (m)	18
96		Hewlett-Packard Co. (m)	3,078
41		International Business Machines Corp. (m)	4,011
32		NetApp, Inc. (a) (m)	475
54		SanDisk Corp. (a)	679
18		Western Digital Corp. (a)	341

			11,020

		Construction & Engineering — 0.1%
3		Fluor Corp. (m)	90
1		Jacobs Engineering Group, Inc. (a) (m)	42

			132

		Consumer Finance — 0.2%
27		American Express Co. (m)	361
7		Capital One Financial Corp. (m)	83

			444

		Diversified Consumer Services — 0.3%
1		Apollo Group, Inc., Class A (a) (m)	78
5		ITT Educational Services, Inc. (a) (c) (m)	607

			685

		Diversified Financial Services — 1.2%
249		Bank of America Corp. (m)	1,700
53		CIT Group, Inc. (m)	150
188		Citigroup, Inc. (c) (m)	476
1		IntercontinentalExchange, Inc. (a) (m)	45
2		NYSE Euronext (m)	43

			2,414

		Diversified Telecommunication Services — 4.1%
153		AT&T, Inc. (m)	3,853
4		CenturyTel, Inc. (c) (m)	104
1		Embarq Corp. (m)	30
142		Verizon Communications, Inc.	4,283

			8,270

		Electric Utilities — 1.8%
23		American Electric Power Co., Inc. (m)	588
9		Edison International (m)	271
27		Exelon Corp. (m)	1,235
8		FirstEnergy Corp. (m)	293
8		FPL Group, Inc. (m)	401
54		NV Energy, Inc.	507
6		Pinnacle West Capital Corp.	167
1		PPL Corp.	29

			3,491

		Electrical Equipment — 0.2%
7		Emerson Electric Co. (m)	209
8		Rockwell Automation, Inc.	179

			388

		Electronic Equipment, Instruments & Components — 0.3%
46		Tyco Electronics Ltd., (Bermuda)	510

		Energy Equipment & Services — 2.3%
7		Baker Hughes, Inc. (m)	185
87		Halliburton Co. (m)	1,338
46		Schlumberger Ltd.	1,873
43		Smith International, Inc.	924
26		Weatherford International Ltd. (a)	287

			4,607

		Food & Staples Retailing — 3.9%
83		CVS/Caremark Corp. (m)	2,293
71		Safeway, Inc.	1,427
40		SYSCO Corp. (c)	903
62		Wal-Mart Stores, Inc.	3,225

			7,848

		Food Products — 1.6%
25		General Mills, Inc. (m)	1,232
88		Kraft Foods, Inc., Class A (m)	1,950

			3,182

		Health Care Equipment & Supplies — 2.0%
31		Baxter International, Inc. (m)	1,583
33		Covidien Ltd., (Bermuda)	1,087
22		Medtronic, Inc. (m)	642
—	(h)	Stryker Corp.	7
16		Zimmer Holdings, Inc. (a)	591

			3,910

		Health Care Providers & Services — 1.9%
34		Aetna, Inc. (m)	834
17		Cardinal Health, Inc. (m)	526
24		CIGNA Corp. (m)	419
2		Humana, Inc. (a) (m)	55
21		McKesson Corp. (m)	746
2		UnitedHealth Group, Inc.	31
32		WellPoint, Inc. (a)	1,204

			3,815

		Hotels, Restaurants & Leisure — 1.5%
1		Carnival Corp. (m)	28
18		Darden Restaurants, Inc. (m)	610
57		International Game Technology (m)	529
25		McDonald’s Corp. (m)	1,386
44		Royal Caribbean Cruises Ltd. (c)	353

			2,906

		Household Durables — 0.4%
43		D.R. Horton, Inc. (m)	420
32		KB Home (c) (m)	415
—	(h)	Mohawk Industries, Inc. (a) (m)	6
—	(h)	Whirlpool Corp.	6

			847

		Household Products — 2.6%
8		Kimberly-Clark Corp. (m)	374
102		Procter & Gamble Co.	4,817

			5,191

		Industrial Conglomerates — 1.2%
5		3M Co.	249
206		General Electric Co. (m)	2,078
7		Textron, Inc.	37
2		Tyco International Ltd., (Bermuda)	31

			2,395

		Insurance — 2.0%
11		Aflac, Inc. (m)	209
14		Allstate Corp. (The) (m)	276
4		AON Corp. (m)	151
1		Arch Capital Group Ltd., (Bermuda) (a)	59
26		Axis Capital Holdings Ltd., (Bermuda)	595
22		MetLife, Inc. (m)	496
22		Prudential Financial, Inc.	415
22		RenaissanceRe Holdings Ltd., (Bermuda)	1,097
15		Travelers Cos., Inc. (The)	610

			3,908

		Internet & Catalog Retail — 0.6%
14		Amazon.com, Inc. (a) (m)	1,035
23		Expedia, Inc. (a) (m)	212

			1,247

		Internet Software & Services — 1.7%
9		Google, Inc., Class A (a) (m)	3,167
19		Yahoo!, Inc. (a)	241

			3,408

		IT Services — 1.3%
27		Accenture Ltd., (Bermuda), Class A	751
3		Affiliated Computer Services, Inc., Class A (a) (m)	153
1		Fiserv, Inc. (a) (m)	18
3		MasterCard, Inc., Class A (m)	519
41		Paychex, Inc.	1,055
3		Western Union Co. (The)	40

			2,536

		Life Sciences Tools & Services — 0.1%
6		Thermo Fisher Scientific, Inc. (a)	196

		Machinery — 2.3%
30		Caterpillar, Inc. (m)	828
1		Cummins, Inc. (m)	15
7		Danaher Corp. (m)	390
44		Deere & Co. (m)	1,453
30		Ingersoll-Rand Co., Ltd., (Bermuda), Class A	419
56		PACCAR, Inc. (c)	1,430
2		Parker Hannifin Corp.	78

			4,613

		Media — 1.7%
39		News Corp., Class A (m)	257
18		Time Warner Cable, Inc.	434
70		Time Warner, Inc.	1,345
79		Walt Disney Co. (The) (m)	1,436

			3,472

		Metals & Mining — 0.8%
1		Alcoa, Inc. (m)	4
33		Freeport-McMoRan Copper & Gold, Inc. (m)	1,239
10		Newmont Mining Corp. (m)	425

			1,668

		Multiline Retail — 0.5%
18		Family Dollar Stores, Inc. (m)	584
6		Kohl’s Corp. (a) (m)	241
5		Target Corp.	162

			987

		Multi-Utilities — 2.5%
64		CMS Energy Corp. (c) (m)	760
39		Consolidated Edison, Inc. (m)	1,561
36		PG&E Corp.	1,384
43		Public Service Enterprise Group, Inc.	1,267

			4,972

		Oil, Gas & Consumable Fuels — 10.6%
25		Apache Corp. (m)	1,583
35		Chesapeake Energy Corp. (m)	594
63		Chevron Corp. (m)	4,249
59		ConocoPhillips (m)	2,291
29		Devon Energy Corp. (m)	1,278
117		Exxon Mobil Corp. (m)	7,961
16		Hess Corp. (m)	883
33		Marathon Oil Corp. (m)	854
25		Occidental Petroleum Corp.	1,386
1		Range Resources Corp.	25
10		Valero Energy Corp.	170

			21,274

		Paper & Forest Products — 0.0% (g)
1		Weyerhaeuser Co.	17

		Personal Products — 0.5%
29		Avon Products, Inc. (m)	548
19		Estee Lauder Cos., Inc. (The), Class A (m)	466

			1,014

		Pharmaceuticals — 8.8%
80		Abbott Laboratories (m)	3,802
14		Allergan, Inc. (m)	649
49		Bristol-Myers Squibb Co. (m)	1,063
10		Eli Lilly & Co. (m)	331
41		Johnson & Johnson (m)	2,178
116		Merck & Co., Inc. (m)	3,100
253		Pfizer, Inc.	3,451
81		Schering-Plough Corp.	1,903
27		Wyeth	1,141

			17,618

		Real Estate Investment Trusts (REITs) — 1.0%
5		Alexandria Real Estate Equities, Inc. (m)	171
7		Camden Property Trust (m)	153
7		Digital Realty Trust, Inc. (m)	226
6		Kimco Realty Corp. (c) (m)	44
13		ProLogis	82
14		Realty Income Corp. (c)	267
11		Senior Housing Properties Trust	150
10		Simon Property Group, Inc.	355
17		Ventas, Inc.	378
4		Vornado Realty Trust	146

			1,972

		Road & Rail — 1.8%
—	(h)	Burlington Northern Santa Fe Corp. (m)	12
51		CSX Corp. (m)	1,326
57		Norfolk Southern Corp. (m)	1,931
8		Union Pacific Corp.	333

			3,602

		Semiconductors & Semiconductor Equipment — 2.1%
32		Applied Materials, Inc. (m)	344
23		Broadcom Corp., Class A (a) (c) (m)	462
21		Intel Corp. (m)	312
26		KLA-Tencor Corp. (m)	518
34		Lam Research Corp. (a) (m)	774
155		LSI Corp. (a) (m)	470
3		Marvell Technology Group Ltd., (Bermuda) (a)	28
14		Novellus Systems, Inc. (a)	231
54		Xilinx, Inc.	1,029

			4,168

		Software — 3.6%
25		Adobe Systems, Inc. (a) (m)	539
284		Microsoft Corp. (m)	5,215
79		Oracle Corp. (a)	1,430
1		Symantec Corp. (a)	9

			7,193

		Specialty Retail — 1.6%
18		Advance Auto Parts, Inc. (m)	756
—	(h)	AutoZone, Inc. (a) (m)	33
13		Best Buy Co., Inc. (m)	497
19		CarMax, Inc. (a) (m)	235
27		Home Depot, Inc. (m)	643
10		Lowe’s Cos., Inc. (m)	186
44		Staples, Inc.	797

			3,147

		Textiles, Apparel & Luxury Goods — 1.2%
10		Coach, Inc. (a) (m)	159
16		Nike, Inc., Class B (m)	736
9		Polo Ralph Lauren Corp.	385
21		V.F. Corp.	1,199

			2,479

		Thrifts & Mortgage Finance — 0.1%
13		New York Community Bancorp, Inc. (m)	150

		Tobacco — 1.3%
137		Altria Group, Inc. (m)	2,201
12		Philip Morris International, Inc.	427

			2,628

		Trading Companies & Distributors — 0.1%
1		Fastenal Co. (m)	42
4		GATX Corp. (m)	81

			123

		Wireless Telecommunication Services — 0.3%
4		Crown Castle International Corp. (a) (m)	75
160		Sprint Nextel Corp. (a)	572

			647

		Total Common Stocks (Cost $205,468)	197,973

PRINCIPAL AMOUNT ($)

		U.S. Treasury Obligation — 0.1%
260		U.S. Treasury Note, 4.875%, 06/30/09 (k) (Cost $262)	263

		Total Long-Term Investments (Cost $205,730)	198,236

SHARES

		Short-Term Investment — 0.7%
		Investment Company — 0.7%
1,355		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $1,355)	1,355

		Investments of Cash Collateral for Securities on Loan — 1.6%
		Investment Company — 1.6%
3,217		JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $3,217)	3,217

		Total Investments — 101.2% (Cost $210,302)	202,808
		Liabilities in Excess of Other Assets — (1.2)%	(2,435)

		NET ASSETS — 100.0%	$200,373

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	S&P 500 Index	06/30/09	$1,590	$129

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,468
Aggregate gross unrealized depreciation	(24,962)

Net unrealized appreciation/depreciation	($7,494)

Federal income tax cost of investments	$210,302

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 202,545	$ 129	$ —
Level 2 – Other significant observable inputs	263	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 202,808	$ 129	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 95.5%
		Common Stocks — 52.0%
		Aerospace & Defense — 1.0%
65		BAE Systems plc, (United Kingdom)	311
6		Boeing Co. (m)	227
4		Ceradyne, Inc. (a)	78
—	(h)	Curtiss-Wright Corp.	11
1		DynCorp International, Inc., Class A (a)	9
3		Esterline Technologies Corp. (a)	55
5		Goodrich Corp.	193
—	(h)	HEICO Corp.	10
4		Honeywell International, Inc.	118
2		L-3 Communications Holdings, Inc.	163
10		Lockheed Martin Corp.	689
4		Northrop Grumman Corp.	177
1		Raytheon Co.	49
—	(h)	Triumph Group, Inc.	16
20		United Technologies Corp.	839

			2,945

		Air Freight & Logistics — 0.2%
1		Atlas Air Worldwide Holdings, Inc. (a) (m)	14
—	(h)	C.H. Robinson Worldwide, Inc.	7
2		Hub Group, Inc., Class A (a)	34
1		Pacer International, Inc.	5
29		TNT N.V., (Netherlands)	503
—	(h)	United Parcel Service, Inc., Class B	10
8		UTi Worldwide, Inc., (United Kingdom)	95

			668

		Airlines — 0.1%
5		Copa Holdings S.A., (Panama), Class A	139
13		Hawaiian Holdings, Inc. (a)	47
6		Republic Airways Holdings, Inc. (a)	40
3		SkyWest, Inc.	40
3		U.S. Airways Group, Inc. (a)	7

			273

		Auto Components — 0.3%
12		Compagnie Generale des Etablissements Michelin, (France), Class B	436
42		Johnson Controls, Inc.	504
4		Quantum Fuel Systems Technologies Worldwide, Inc. (a)	3

			943

		Automobiles — 0.4%
12		Daimler AG, (Germany)	306
31		Honda Motor Co., Ltd., (Japan)	738

			1,044

		Beverages — 0.8%
15		Anheuser-Busch InBev N.V., (Belgium)	423
25		Coca-Cola Co. (The)	1,097
—	(h)	Coca-Cola Enterprises, Inc.	6
11		Constellation Brands, Inc., Class A (a)	125
13		PepsiCo, Inc.	664

			2,315

		Biotechnology — 1.4%
1		Acorda Therapeutics, Inc. (a) (m)	20
3		Alexion Pharmaceuticals, Inc. (a) (m)	130
3		Alkermes, Inc. (a) (m)	34
14		Amgen, Inc. (a) (m)	705
1		Anadys Pharmaceuticals, Inc. (a) (m)	7
3		Arena Pharmaceuticals, Inc. (a) (m)	8
1		Biogen Idec, Inc. (a) (m)	68
19		Celgene Corp. (a)	846
3		Cell Genesys, Inc. (a)	1
4		Cytokinetics, Inc. (a)	6
30		Gilead Sciences, Inc. (a)	1,391
5		Halozyme Therapeutics, Inc. (a)	28
—	(h)	Idera Pharmaceuticals, Inc. (a)	2
11		Intercell AG, (Austria) (a)	347
2		InterMune, Inc. (a)	26
1		Maxygen, Inc. (a)	8
3		Medarex, Inc. (a)	16
3		Myriad Genetics, Inc. (a)	127
1		Onyx Pharmaceuticals, Inc. (a)	20
1		OSI Pharmaceuticals, Inc. (a)	46
2		Pharmasset, Inc. (a)	16
1		Progenics Pharmaceuticals, Inc. (a)	6
4		Protalix BioTherapeutics, Inc., (Israel) (a)	9
1		Regeneron Pharmaceuticals, Inc. (a)	8
2		Rigel Pharmaceuticals, Inc. (a)	14
5		Seattle Genetics, Inc. (a)	47
2		Theravance, Inc. (a)	37
1		United Therapeutics Corp. (a)	40

			4,013

		Building Products — 0.2%
13		Daikin Industries Ltd., (Japan)	344
2		Gibraltar Industries, Inc.	9
5		INSTEEL Industries, Inc.	35
73		Nippon Sheet Glass Co., Ltd., (Japan)	183
2		Quanex Building Products Corp.	16
—	(h)	Trex Co., Inc. (a)	2

			589

		Capital Markets — 2.1%
2		Ameriprise Financial, Inc. (m)	32
7		Apollo Investment Corp. (m)	24
22		Bank of New York Mellon Corp. (The) (m)	626
27		Charles Schwab Corp. (The)	425
21		Credit Suisse Group AG, (Switzerland)	635
18		Goldman Sachs Group, Inc. (The)	1,868
2		Janus Capital Group, Inc.	14
10		Knight Capital Group, Inc., Class A (a)	140
1		Kohlberg Capital Corp.	3
2		LaBranche & Co., Inc. (a)	8
8		Lazard Ltd., (Bermuda), Class A	245
16		Macquarie Group Ltd., (Australia)	304
30		Morgan Stanley	690
4		Northern Trust Corp.	254
1		optionsXpress Holdings, Inc.	6
1		Patriot Capital Funding, Inc.	2
1		Pzena Investment Management, Inc., Class A	1
15		State Street Corp.	454
3		SWS Group, Inc.	51
22		TD AMERITRADE Holding Corp. (a)	306
1		thinkorswim Group, Inc. (a)	6
—	(h)	US Global Investors, Inc., Class A	—	(h)

			6,094

		Chemicals — 1.4%
1		Air Products & Chemicals, Inc. (m)	45
3		Airgas, Inc. (m)	88
11		Akzo Nobel N.V., (Netherlands)	417
1		Balchem Corp. (m)	14
6		Dow Chemical Co. (The)	51
10		E.l. du Pont de Nemours & Co.	231
3		FMC Corp.	108
2		H.B. Fuller Co.	26
280		Huabao International Holdings Ltd., (Hong Kong)	230
3		Innophos Holdings, Inc.	34
2		Koppers Holdings, Inc.	35
15		Lanxess AG, (Germany)	258
7		Monsanto Co.	603
2		Mosaic Co. (The)	82
7		PolyOne Corp. (a)	15
—	(h)	PPG Industries, Inc.	15
16		Praxair, Inc.	1,108
—	(h)	Rohm & Haas Co.	4
11		Shin-Etsu Chemical Co., Ltd., (Japan)	555
3		Spartech Corp.	8
2		Terra Industries, Inc.	45
7		Valspar Corp.	130
1		W.R. Grace & Co. (a)	8
1		Zep, Inc.	7

			4,117

		Commercial Banks — 2.2%
—	(h)	1st Source Corp.	4
1		Ameris Bancorp (m)	3
—	(h)	BancFirst Corp. (m)	7
1		Banco Latinoamericano de Exportaciones S.A., (Panama), Class E	13
91		Banco Santander S.A., (Spain)	624
14		BB&T Corp. (m)	241
10		BNP Paribas, (France)	419
2		Central Pacific Financial Corp.	9
488		China Construction Bank Corp., (China), Class H	277
174		China Merchants Bank Co., Ltd., (China), Class H	303
1		City Holding Co.	38
4		Colonial BancGroup, Inc. (The)	3
1		Columbia Banking System, Inc.	8
1		Comerica, Inc.	21
2		Community Bank System, Inc.	32
1		Community Trust Bancorp, Inc.	14
2		CVB Financial Corp.	12
1		East West Bancorp, Inc.	6
—	(h)	Farmers Capital Bank Corp.	6
1		Fifth Third Bancorp	2
6		First Bancorp	29
1		First Community Bancshares, Inc.	8
—	(h)	First Financial Bancorp	1
—	(h)	First South Bancorp, Inc.	2
1		Glacier Bancorp, Inc.	16
—	(h)	Green Bankshares, Inc.	4
3		Hanmi Financial Corp.	4
—	(h)	Heritage Commerce Corp.	1
109		HSBC Holdings plc, (United Kingdom)	608
2		Iberiabank Corp.	107
1		International Bancshares Corp.	10
142		Intesa Sanpaolo S.p.A., (Italy)	392
13		KeyCorp	100
1		Lakeland Financial Corp.	15
—	(h)	M&T Bank Corp.	5
—	(h)	MainSource Financial Group, Inc.	3
126		Mitsubishi UFJ Financial Group, Inc., (Japan)	621
4		Nara Bancorp, Inc.	11
2		National Penn Bancshares, Inc.	17
1		NBT Bancorp, Inc.	15
1		Peoples Bancorp, Inc.	9
9		PNC Financial Services Group, Inc.	254
1		Prosperity Bancshares, Inc.	25
2		Provident Bankshares Corp.	14
—	(h)	Regions Financial Corp.	—	(h)
—	(h)	Renasant Corp.	2
—	(h)	Republic Bancorp, Inc., Class A	8
1		Santander BanCorp	5
—	(h)	Sierra Bancorp	2
—	(h)	Simmons First National Corp., Class A	10
9		Societe Generale, (France)	353
1		Southside Bancshares, Inc.	9
2		Southwest Bancorp, Inc.	18
6		Sterling Bancshares, Inc.	41
1		Sterling Financial Corp.	3
—	(h)	TCF Financial Corp.	1
—	(h)	TriCo Bancshares	5
42		U.S. Bancorp	620
1		UCBH Holdings, Inc.	2
77		Wells Fargo & Co.	1,097
1		West Coast Bancorp	2
2		Westamerica Bancorp	91
1		Wilshire Bancorp, Inc.	6
1		Zions Bancorp	6

			6,594

		Commercial Services & Supplies — 0.1%
2		ATC Technology Corp. (a) (m)	25
3		Cenveo, Inc. (a)	8
6		Comfort Systems USA, Inc.	63
2		Consolidated Graphics, Inc. (a)	25
9		Deluxe Corp.	89
1		Ennis, Inc.	11
3		GEO Group, Inc. (The) (a)	36
3		Herman Miller, Inc.	28
1		HNI Corp.	6
4		Knoll, Inc.	26
—	(h)	Metalico, Inc. (a)	1
4		Pitney Bowes, Inc.	104
—	(h)	PRG-Schultz International, Inc. (a)	—	(h)
1		United Stationers, Inc. (a)	20
—	(h)	Waste Management, Inc.	8

			450

		Communications Equipment — 1.9%
11		3Com Corp. (a)	34
9		Arris Group, Inc. (a) (m)	64
2		Avocent Corp. (a) (m)	19
1		Black Box Corp. (m)	24
1		Blue Coat Systems, Inc. (a) (m)	13
93		Cisco Systems, Inc. (a)	1,568
3		CommScope, Inc. (a)	36
1		Comtech Telecommunications Corp. (a)	32
59		Corning, Inc.	784
—	(h)	Digi International, Inc. (a)	3
5		Emulex Corp. (a)	23
—	(h)	Extreme Networks, Inc. (a)	—	(h)
2		Finisar Corp. (a)	1
3		Harmonic, Inc. (a)	16
3		Harris Corp.	82
2		Harris Stratex Networks, Inc., Class A (a)	6
21		Juniper Networks, Inc. (a)	317
4		MRV Communications, Inc. (a)	1
1		NETGEAR, Inc. (a)	12
56		Nokia OYJ, (Finland)	659
1		Palm, Inc. (a)	7
2		Plantronics, Inc.	22
1		Polycom, Inc. (a)	22
43		QUALCOMM, Inc.	1,664
1		Sonus Networks, Inc. (a)	1
4		Symmetricom, Inc. (a)	14
2		Tekelec (a)	22
1		UTStarcom, Inc. (a)	—	(h)

			5,446

		Computers & Peripherals — 2.7%
1		Adaptec, Inc. (a) (m)	2
13		Apple, Inc. (a) (m)	1,404
—	(h)	Dell, Inc. (a)	2
—	(h)	Electronics for Imaging, Inc. (a)	4
46		EMC Corp. (a)	530
92		Hewlett-Packard Co.	2,944
1		Hypercom Corp. (a)	1
1		Imation Corp.	10
20		International Business Machines Corp.	1,919
—	(h)	Intevac, Inc. (a)	1
4		Lexmark International, Inc., Class A (a)	71
32		NetApp, Inc. (a)	480
—	(h)	Presstek, Inc. (a)	—	(h)
22		SanDisk Corp. (a)	278
1		Synaptics, Inc. (a)	30
9		Western Digital Corp. (a)	177

			7,853

		Construction & Engineering — 0.4%
13		Bouygues S.A., (France)	457
6		EMCOR Group, Inc. (a)	95
6		Fluor Corp.	217
—	(h)	Jacobs Engineering Group, Inc. (a)	2
3		MasTec, Inc. (a)	34
4		Perini Corp. (a)	49
1		Pike Electric Corp. (a)	7
5		Shaw Group, Inc. (The) (a)	137
3		URS Corp. (a)	117

			1,115

		Construction Materials — 0.1%
66		Anhui Conch Cement Co., Ltd., (China), Class H (a)	365
1		Headwaters, Inc. (a)	3
1		U.S. Concrete, Inc. (a)	2

			370

		Consumer Finance — 0.2%
2		Advance America Cash Advance Centers, Inc. (m)	3
12		American Express Co. (m)	170
6		Capital One Financial Corp.	71
5		Cash America International, Inc.	85
6		Dollar Financial Corp. (a)	53
2		EZCORP, Inc., Class A (a)	23
1		First Cash Financial Services, Inc. (a)	10
1		Nelnet, Inc., Class A (a)	8
9		SLM Corp. (a)	43
2		World Acceptance Corp. (a)	41

			507

		Containers & Packaging — 0.2%
5		Crown Holdings, Inc. (a)	119
3		Myers Industries, Inc.	17
9		Rock-Tenn Co., Class A	252
3		Silgan Holdings, Inc.	168

			556

		Distributors — 0.1%
112		Li & Fung Ltd., (Hong Kong)	263

		Diversified Consumer Services — 0.2%
3		Apollo Group, Inc., Class A (a) (m)	255
3		DeVry, Inc.	157
2		ITT Educational Services, Inc. (a)	182

			594

		Diversified Financial Services — 0.3%
107		Bank of America Corp. (m)	729
2		CIT Group, Inc.	6
32		Citigroup, Inc.	81
—	(h)	CME Group, Inc.	109
1		Compass Diversified Holdings	5
1		Encore Capital Group, Inc. (a)	3
1		Financial Federal Corp.	19
3		Interactive Brokers Group, Inc., Class A (a)	47
—	(h)	NYSE Euronext	3

			1,002

		Diversified Telecommunication Services — 1.6%
45		AT&T, Inc. (m)	1,132
5		CenturyTel, Inc.	139
19		Cincinnati Bell, Inc. (a)	43
3		Embarq Corp.	124
28		Koninklijke KPN N.V., (Netherlands)	376
8		Nippon Telegraph & Telephone Corp., (Japan)	305
9		Premiere Global Services, Inc. (a)	79
44		Telefonica S.A., (Spain)	880
52		Verizon Communications, Inc.	1,575
14		Windstream Corp.	110

			4,763

		Electric Utilities — 0.9%
25		American Electric Power Co., Inc. (m)	639
25		E.ON AG, (Germany)	694
6		Edison International	173
4		El Paso Electric Co. (a)	55
12		Exelon Corp.	538
3		FirstEnergy Corp.	114
3		FPL Group, Inc.	136
22		NV Energy, Inc.	208
—	(h)	Pinnacle West Capital Corp.	9
4		Portland General Electric Co.	76
1		UniSource Energy Corp.	28
6		Westar Energy, Inc.	98

			2,768

		Electrical Equipment — 0.7%
1		A.O. Smith Corp.	20
5		Acuity Brands, Inc. (m)	123
9		Alstom S.A., (France)	456
1		American Superconductor Corp. (a) (m)	9
—	(h)	Cooper Industries Ltd., Class A	1
5		Emerson Electric Co.	140
1		Energy Conversion Devices, Inc. (a)	15
2		Evergreen Solar, Inc. (a)	3
1		First Solar, Inc. (a)	109
9		GrafTech International Ltd. (a)	54
1		GT Solar International, Inc. (a)	3
1		Hubbell, Inc., Class B	31
101		Mitsubishi Electric Corp., (Japan)	459
1		Polypore International, Inc. (a)	3
3		Regal-Beloit Corp.	104
4		Rockwell Automation, Inc.	88
4		Schneider Electric S.A., (France)	299

			1,917

		Electronic Equipment, Instruments & Components — 0.2%
1		Anixter International, Inc. (a) (m)	44
3		Benchmark Electronics, Inc. (a) (m)	29
—	(h)	Brightpoint, Inc. (a)	1
1		Checkpoint Systems, Inc. (a)	12
2		CTS Corp.	6
67		HON HAI Precision Industry Co., Ltd., (Taiwan), GDR	297
4		Ingram Micro, Inc., Class A (a)	54
1		Insight Enterprises, Inc. (a)	3
1		Methode Electronics, Inc.	3
1		Multi-Fineline Electronix, Inc. (a)	8
2		Plexus Corp. (a)	21
94		Premier Farnell plc, (United Kingdom)	161
7		Sanmina-SCI Corp. (a)	2
1		Technitrol, Inc.	2
5		TTM Technologies, Inc. (a)	30
2		Tyco Electronics Ltd., (Bermuda)	23
1		Zygo Corp. (a)	3

			699

		Energy Equipment & Services — 1.0%
3		Allis-Chalmers Energy, Inc. (a) (m)	6
—	(h)	Baker Hughes, Inc. (m)	13
1		Basic Energy Services, Inc. (a) (m)	4
3		Cameron International Corp. (a)	70
2		Diamond Offshore Drilling, Inc.	138
1		ENSCO International, Inc.	37
4		Gulfmark Offshore, Inc. (a)	86
29		Halliburton Co.	454
1		Lufkin Industries, Inc.	22
1		Matrix Service Co. (a)	5
13		National Oilwell Varco, Inc. (a)	360
3		Newpark Resources (a)	9
6		Noble Corp.	144
6		Parker Drilling Co. (a)	10
11		Saipem S.p.A., (Italy)	199
19		Schlumberger Ltd.	785
3		Smith International, Inc.	72
1		T-3 Energy Services, Inc. (a)	8
7		Transocean Ltd., (Switzerland) (a)	399
8		Weatherford International Ltd. (a)	90

			2,911

		Food & Staples Retailing — 1.6%
3		BJ’s Wholesale Club, Inc. (a) (m)	86
1		Casey’s General Stores, Inc.	27
23		CVS/Caremark Corp.	630
6		Kroger Co. (The)	122
1		Nash Finch Co.	34
1		Pantry, Inc. (The) (a)	9
37		Safeway, Inc.	750
2		Spartan Stores, Inc.	29
38		SYSCO Corp.	859
101		Tesco plc, (United Kingdom)	481
30		Wal-Mart Stores, Inc.	1,566

			4,593

		Food Products — 1.3%
18		Archer-Daniels-Midland Co. (m)	510
1		Cal-Maine Foods, Inc.	11
3		Chiquita Brands International, Inc. (a)	18
7		Dean Foods Co. (a)	125
1		Flowers Foods, Inc.	21
6		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	90
19		General Mills, Inc.	954
10		H.J. Heinz Co.	332
11		Kraft Foods, Inc., Class A	235
21		Nestle S.A., (Switzerland)	704
—	(h)	Ralcorp Holdings, Inc. (a)	21
1		TreeHouse Foods, Inc. (a)	32
24		Unilever N.V., CVA, (Netherlands)	465
11		Yakult Honsha Co., Ltd., (Japan)	204

			3,722

		Gas Utilities — 0.2%
2		Laclede Group, Inc. (The)	90
2		New Jersey Resources Corp.	73
1		Northwest Natural Gas Co.	30
83		Tokyo Gas Co., Ltd., (Japan)	291
1		WGL Holdings, Inc.	33

			517

		Health Care Equipment & Supplies — 0.5%
6		Baxter International, Inc. (m)	294
3		Boston Scientific Corp. (a) (m)	28
1		C.R. Bard, Inc. (m)	51
1		Cantel Medical Corp. (a)	14
2		CONMED Corp. (a)	35
7		Covidien Ltd., (Bermuda)	248
2		Electro-Optical Sciences, Inc. (a)	10
1		Greatbatch, Inc. (a)	21
—	(h)	Haemonetics Corp. (a)	22
—	(h)	Integra LifeSciences Holdings Corp. (a)	2
5		Invacare Corp.	75
7		Medtronic, Inc.	209
—	(h)	Palomar Medical Technologies, Inc. (a)	2
2		Quidel Corp. (a)	16
4		STERIS Corp.	98
3		Thoratec Corp. (a)	72
7		Zimmer Holdings, Inc. (a)	241

			1,438

		Health Care Providers & Services — 1.0%
21		Aetna, Inc. (m)	522
4		Alliance HealthCare Services, Inc. (a) (m)	26
1		Amedisys, Inc. (a) (m)	30
2		AMERIGROUP Corp. (a) (m)	63
3		AMN Healthcare Services, Inc. (a) (m)	14
9		Cardinal Health, Inc.	268
3		Centene Corp. (a)	54
9		CIGNA Corp.	163
1		Emergency Medical Services Corp., Class A (a)	25
8		Express Scripts, Inc. (a)	370
5		Gentiva Health Services, Inc. (a)	68
4		Hanger Orthopedic Group, Inc. (a)	46
1		Healthsouth Corp. (a)	11
—	(h)	Healthspring, Inc. (a)	3
—	(h)	Humana, Inc. (a)	5
1		inVentiv Health, Inc. (a)	5
6		LifePoint Hospitals, Inc. (a)	121
11		McKesson Corp.	393
7		Omnicare, Inc.	159
3		Owens & Minor, Inc.	90
3		PSS World Medical, Inc. (a)	43
2		Psychiatric Solutions, Inc. (a)	25
2		Res-Care, Inc. (a)	23
3		UnitedHealth Group, Inc.	67
1		US Physical Therapy, Inc. (a)	7
8		WellPoint, Inc. (a)	318

			2,919

		Health Care Technology — 0.0% (g)
7		IMS Health, Inc.	84
1		MedAssets, Inc. (a)	14
4		Omnicell, Inc. (a)	29

			127

		Hotels, Restaurants & Leisure — 0.9%
11		Carnival Corp.	238
2		CEC Entertainment, Inc. (a)	47
1		Cracker Barrel Old Country Store, Inc.	17
1		Darden Restaurants, Inc.	29
10		Denny’s Corp. (a)	17
2		Einstein Noah Restaurant Group, Inc. (a)	10
29		Intercontinental Hotels Group plc, (United Kingdom)	221
31		International Game Technology	288
3		Jack in the Box, Inc. (a)	77
17		McDonald’s Corp.	906
1		Rick’s Cabaret International, Inc. (a)	3
5		Royal Caribbean Cruises Ltd.	40
9		Sodexo, (France)	399
64		TUI Travel plc, (United Kingdom)	208

			2,500

		Household Durables — 0.2%
7		Centex Corp.	52
5		Champion Enterprises, Inc. (a)	2
—	(h)	CSS Industries, Inc.	—	(h)
28		D.R. Horton, Inc.	274
3		Helen of Troy Ltd., (Bermuda) (a)	40
1		Hooker Furniture Corp.	8
5		Jarden Corp. (a)	63
14		KB Home	184
3		Tempur-Pedic International, Inc.	23
2		Tupperware Brands Corp.	31

			677

		Household Products — 1.0%
5		Central Garden & Pet Co., Class A (a)	37
2		Church & Dwight Co., Inc.	97
4		Colgate-Palmolive Co.	236
2		Kimberly-Clark Corp.	90
41		Procter & Gamble Co.	1,950
11		Reckitt Benckiser Group plc, (United Kingdom)	416

			2,826

		Independent Power Producers & Energy Traders — 0.2%
106		China Resources Power Holdings Co., Ltd., (Hong Kong)	223
106		International Power plc, (United Kingdom)	320
11		Mirant Corp. (a)	129

			672

		Industrial Conglomerates — 0.4%
6		3M Co.	318
73		General Electric Co.	735
70		Ruukki Group OYJ, (Finland) (a)	148
—	(h)	Textron, Inc.	2
—	(h)	Tyco International Ltd., (Bermuda)	1

			1,204

		Insurance — 1.5%
17		ACE Ltd., (Switzerland)	692
3		Aflac, Inc. (m)	50
6		Allianz SE, (Germany)	536
1		Allstate Corp. (The) (m)	17
6		American Equity Investment Life Holding Co. (m)	25
1		American Physicians Capital, Inc. (m)	35
1		Amerisafe, Inc. (a) (m)	15
—	(h)	AON Corp. (m)	6
—	(h)	Arch Capital Group Ltd., (Bermuda) (a)	26
1		Argo Group International Holdings Ltd., (Bermuda) (a)	23
3		Aspen Insurance Holdings Ltd., (Bermuda)	74
3		Axis Capital Holdings Ltd., (Bermuda)	70
4		Chubb Corp. (The)	180
1		Delphi Financial Group, Inc., Class A	15
4		Flagstone Reinsurance Holdings Ltd., (Bermuda)	27
1		Hallmark Financial Services (a)	5
1		Horace Mann Educators Corp.	5
3		Meadowbrook Insurance Group, Inc.	21
12		MetLife, Inc.	274
2		Muenchener Rueckversicherungs AG, (Germany)	271
—	(h)	National Financial Partners Corp.	1
—	(h)	PartnerRe Ltd., (Bermuda)	9
3		Platinum Underwriters Holdings Ltd., (Bermuda)	85
7		PMA Capital Corp., Class A (a)	30
9		Prudential Financial, Inc.	175
10		RenaissanceRe Holdings Ltd., (Bermuda)	508
2		Safety Insurance Group, Inc.	65
1		SeaBright Insurance Holdings, Inc. (a)	13
2		Selective Insurance Group	27
—	(h)	Sony Financial Holdings, Inc., (Japan)	183
12		Travelers Cos., Inc. (The)	482
3		Zurich Financial Services AG, (Switzerland)	490

			4,435

		Internet & Catalog Retail — 0.3%
10		Amazon.com, Inc. (a) (m)	744
1		Expedia, Inc. (a)	9
—	(h)	NutriSystem, Inc.	1

			754

		Internet Software & Services — 0.7%
1		Art Technology Group, Inc. (a) (m)	4
1		AsiaInfo Holdings, Inc., (China) (a) (m)	20
—	(h)	Digital River, Inc. (a)	9
10		EarthLink, Inc. (a)	64
5		Google, Inc., Class A (a)	1,659
1		j2 Global Communications, Inc. (a)	22
2		Perficient, Inc. (a)	10
2		Sohu.com, Inc., (China) (a)	93
8		United Online, Inc.	34
10		Yahoo!, Inc. (a)	122

			2,037

		IT Services — 0.7%
18		Accenture Ltd., (Bermuda), Class A	499
3		Acxiom Corp. (m)	21
—	(h)	Affiliated Computer Services, Inc., Class A (a) (m)	10
4		Alliance Data Systems Corp. (a) (m)	150
7		Broadridge Financial Solutions, Inc.	135
1		CACI International, Inc., Class A (a)	51
6		CIBER, Inc. (a)	17
1		CSG Systems International, Inc. (a)	17
3		Cybersource Corp. (a)	50
1		Gartner, Inc. (a)	14
1		Global Cash Access Holdings, Inc. (a)	2
1		Hackett Group, Inc. (The) (a)	1
1		iGate Corp.	2
1		infoGROUP, Inc. (a)	5
11		Infosys Technologies Ltd., (India), ADR	281
—	(h)	Integral Systems, Inc. (a)	2
1		ManTech International Corp., Class A (a)	54
4		MasterCard, Inc., Class A	610
—	(h)	NCI, Inc., Class A (a)	10
5		Paychex, Inc.	131
3		Perot Systems Corp., Class A (a)	40
—	(h)	Western Union Co. (The)	2

			2,104

		Leisure Equipment & Products — 0.1%
4		Hasbro, Inc.	95
7		JAKKS Pacific, Inc. (a)	84
—	(h)	Mattel, Inc.	1
2		RC2 Corp. (a)	9
—	(h)	Steinway Musical Instruments (a)	5

			194

		Life Sciences Tools & Services — 0.0% (g)
—	(h)	Enzo Biochem, Inc. (a)	1
2		eResearchTechnology, Inc. (a)	11
1		Exelixis, Inc. (a)	5
—	(h)	Kendle International, Inc. (a)	6
2		Medivation, Inc. (a)	35
—	(h)	Thermo Fisher Scientific, Inc. (a)	11

			69

		Machinery — 1.0%
21		Atlas Copco AB, (Sweden), Class A	155
2		Barnes Group, Inc. (m)	22
1		Cascade Corp.	9
18		Caterpillar, Inc.	503
1		Chart Industries, Inc. (a)	4
2		CIRCOR International, Inc.	52
3		Columbus McKinnon Corp. (a)	25
—	(h)	Cummins, Inc.	4
5		Danaher Corp.	260
10		Deere & Co.	313
4		EnPro Industries, Inc. (a)	75
3		Flowserve Corp.	168
4		Force Protection, Inc. (a)	21
7		Gardner Denver, Inc. (a)	143
1		Ingersoll-Rand Co., Ltd., (Bermuda), Class A	20
75		Kubota Corp., (Japan)	416
1		Middleby Corp. (a)	16
3		Navistar International Corp. (a)	110
12		PACCAR, Inc.	308
—	(h)	Parker Hannifin Corp.	3
1		Wabash National Corp.	2
7		Wabtec Corp.	177
1		Watts Water Technologies, Inc., Class A	10
11		Xerium Technologies, Inc. (a)	8

			2,824

		Marine — 0.0% (g)
7		Horizon Lines, Inc., Class A	22

		Media — 1.2%
1		Belo Corp., Class A (m)	—	(h)
2		Cinemark Holdings, Inc.	22
2		Cumulus Media, Inc., Class A (a)	2
11		DISH Network Corp., Class A (a)	124
2		Harte-Hanks, Inc.	11
1		LIN TV Corp., Class A (a)	1
1		Marvel Entertainment, Inc. (a)	32
1		McClatchy Co. (The), Class A	1
2		News Corp., Class A	13
2		Omnicom Group, Inc.	58
13		Time Warner Cable, Inc., Class A	330
56		Time Warner, Inc.	1,076
1		Valassis Communications, Inc. (a)	1
19		Vivendi, (France)	490
58		Walt Disney Co. (The)	1,050
16		Wolters Kluwer N.V., (Netherlands)	257

			3,468

		Metals & Mining — 0.7%
21		ArcelorMittal, (Luxembourg)	429
22		BHP Billiton plc, (United Kingdom)	434
2		Compass Minerals International, Inc.	138
9		Freeport-McMoRan Copper & Gold, Inc.	328
12		JFE Holdings, Inc., (Japan)	265
10		Kinross Gold Corp., (Canada)	185
8		Newcrest Mining Ltd., (Australia)	196
—	(h)	Newmont Mining Corp.	20
1		Sutor Technology Group Ltd., (China) (a)	1

			1,996

		Multiline Retail — 0.3%
5		Big Lots, Inc. (a) (m)	99
2		Dollar Tree, Inc. (a)	80
3		Family Dollar Stores, Inc.	110
5		Kohl’s Corp. (a)	228
29		Macy’s, Inc.	258
—	(h)	Target Corp.	7

			782

		Multi-Utilities — 0.8%
1		Black Hills Corp. (m)	14
3		CMS Energy Corp.	40
17		Consolidated Edison, Inc.	668
13		Dominion Resources, Inc.	412
16		GDF Suez, (France)	558
9		PG&E Corp.	361
9		Public Service Enterprise Group, Inc.	272

			2,325

		Office Electronics — 0.1%
13		Canon, Inc., (Japan)	367

		Oil, Gas & Consumable Fuels — 4.7%
5		Alpha Natural Resources, Inc. (a) (m)	90
3		Anadarko Petroleum Corp. (m)	115
19		Apache Corp. (m)	1,188
—	(h)	APCO Argentina, Inc. (m)	2
46		BG Group plc, (United Kingdom)	698
7		Chesapeake Energy Corp.	122
25		Chevron Corp.	1,705
—	(h)	Clayton Williams Energy, Inc. (a)	6
5		Concho Resources, Inc. (a)	135
13		ConocoPhillips	493
6		Devon Energy Corp.	261
8		Endeavour International Corp. (a)	7
1		EOG Resources, Inc.	49
4		EXCO Resources, Inc. (a)	36
57		Exxon Mobil Corp.	3,891
—	(h)	FX Energy, Inc. (a)	1
1		Georesources, Inc. (a)	7
11		Gran Tierra Energy, Inc., (Canada) (a)	29
4		Hess Corp.	219
2		Knightsbridge Tankers Ltd., (Bermuda)	29
2		Marathon Oil Corp.	59
8		McMoRan Exploration Co. (a)	37
1		Northern Oil And Gas, Inc. (a)	4
27		Occidental Petroleum Corp.	1,475
1		Penn Virginia Corp.	13
58		Royal Dutch Shell plc, (Netherlands), Class A	1,291
26		Santos Ltd., (Australia)	306
7		Southwestern Energy Co. (a)	203
1		Swift Energy Co. (a)	7
1		Toreador Resources Corp.	2
20		Total S.A., (France)	996
4		VAALCO Energy, Inc. (a)	21
—	(h)	Valero Energy Corp.	8
7		XTO Energy, Inc.	217

			13,722

		Paper & Forest Products — 0.0% (g)
2		Buckeye Technologies, Inc. (a)	3

		Personal Products — 0.1%
4		American Oriental Bioengineering, Inc., (China) (a) (m)	17
2		Avon Products, Inc. (m)	30
2		China Sky One Medical, Inc., (China) (a)	19
1		Estee Lauder Cos., Inc. (The), Class A	20
3		Prestige Brands Holdings, Inc. (a)	14
14		Shiseido Co., Ltd., (Japan)	205

			305

		Pharmaceuticals — 4.6%
34		Abbott Laboratories (m)	1,644
1		Allergan, Inc. (m)	29
—	(h)	Auxilium Pharmaceuticals, Inc. (a) (m)	6
17		Bayer AG, (Germany)	803
21		Bristol-Myers Squibb Co. (m)	464
1		Cardiome Pharma Corp., (Canada) (a)	3
50		Chugai Pharmaceutical Co., Ltd., (Japan)	852
2		Cypress Bioscience, Inc. (a)	17
18		Eli Lilly & Co.	610
11		Johnson & Johnson	574
63		Merck & Co., Inc.	1,694
1		Optimer Pharmaceuticals, Inc. (a)	7
1		Par Pharmaceutical Cos., Inc. (a)	10
140		Pfizer, Inc.	1,904
7		Roche Holding AG, (Switzerland)	1,025
1		Salix Pharmaceuticals Ltd. (a)	9
17		Sanofi-Aventis S.A., (France)	966
43		Schering-Plough Corp.	1,014
22		Shire plc, (United Kingdom)	265
2		Sucampo Pharmaceuticals, Inc., Class A (a)	14
14		Teva Pharmaceutical Industries Ltd., (Israel), ADR	637
2		ULURU, Inc. (a)	—	(h)
2		Valeant Pharmaceuticals International (a)	36
5		Watson Pharmaceuticals, Inc. (a)	163
16		Wyeth	703
2		XenoPort, Inc. (a)	29

			13,478

		Professional Services — 0.1%
1		COMSYS IT Partners, Inc. (a)	1
1		Heidrick & Struggles International, Inc.	23
4		Kforce, Inc. (a)	29
2		Korn/Ferry International (a)	20
1		Navigant Consulting, Inc. (a)	11
3		TrueBlue, Inc. (a)	28
3		Watson Wyatt Worldwide, Inc., Class A	146

			258

		Real Estate Investment Trusts (REITs) — 0.3%
—	(h)	Alexandria Real Estate Equities, Inc. (m)	7
4		AMB Property Corp. (m)	53
1		American Campus Communities, Inc. (m)	11
5		Anthracite Capital, Inc. (m)	2
1		Ashford Hospitality Trust, Inc. (m)	2
3		Associated Estates Realty Corp. (m)	18
1		BioMed Realty Trust, Inc. (m)	3
6		Brandywine Realty Trust (m)	18
—	(h)	Camden Property Trust	7
2		Capstead Mortgage Corp.	18
11		DCT Industrial Trust, Inc.	34
2		Digital Realty Trust, Inc.	81
5		Duke Realty Corp.	29
2		Glimcher Realty Trust	3
2		Hersha Hospitality Trust	4
1		Home Properties, Inc.	19
—	(h)	Kimco Realty Corp.	2
—	(h)	LaSalle Hotel Properties	2
15		Lexington Realty Trust	37
4		Maguire Properties, Inc. (a)	3
14		MFA Financial, Inc.	82
1		Mission West Properties, Inc.	3
4		National Retail Properties, Inc.	65
6		NorthStar Realty Finance Corp.	13
3		Omega Healthcare Investors, Inc.	41
1		Parkway Properties, Inc.	11
3		Pennsylvania Real Estate Investment Trust	10
1		ProLogis	4
1		PS Business Parks, Inc.	33
2		RAIT Financial Trust	2
4		Realty Income Corp.	82
1		Saul Centers, Inc.	12
11		Senior Housing Properties Trust	149
1		Simon Property Group, Inc.	19
4		Strategic Hotels & Resorts, Inc.	3
1		Ventas, Inc.	18
—	(h)	Vornado Realty Trust	5

			905

		Real Estate Management & Development — 0.0% (g)
1		Forestar Group, Inc. (a)	8

		Road & Rail — 0.7%
2		Arkansas Best Corp. (m)	44
—	(h)	Burlington Northern Santa Fe Corp.	3
20		CSX Corp.	522
—	(h)	Marten Transport Ltd. (a)	5
41		Norfolk Southern Corp.	1,388
3		Union Pacific Corp.	105
2		YRC Worldwide, Inc. (a)	10

			2,077

		Semiconductors & Semiconductor Equipment — 1.1%
—	(h)	Actel Corp. (a) (m)	1
—	(h)	Advanced Energy Industries, Inc. (a) (m)	2
9		Amkor Technology, Inc. (a) (m)	23
1		Anadigics, Inc. (a) (m)	3
2		Applied Materials, Inc. (m)	18
1		Applied Micro Circuits Corp. (a) (m)	4
18		Broadcom Corp., Class A (a)	365
6		Cirrus Logic, Inc. (a)	23
—	(h)	DSP Group, Inc. (a)	1
5		Entegris, Inc. (a)	4
1		FEI Co. (a)	16
9		Intel Corp.	140
2		IXYS Corp.	14
8		KLA-Tencor Corp.	169
4		Kulicke & Soffa Industries, Inc. (a)	9
17		Lam Research Corp. (a)	381
1		Lattice Semiconductor Corp. (a)	1
49		LSI Corp. (a)	148
5		Marvell Technology Group Ltd., (Bermuda) (a)	45
3		Micrel, Inc.	23
1		Microsemi Corp. (a)	10
4		MIPS Technologies, Inc. (a)	13
1		MKS Instruments, Inc. (a)	13
2		National Semiconductor Corp.	25
7		Novellus Systems, Inc. (a)	124
11		ON Semiconductor Corp. (a)	44
10		PMC-Sierra, Inc. (a)	66
1		Samsung Electronics Co., Ltd., (South Korea)	223
1		Semtech Corp. (a)	19
3		Silicon Image, Inc. (a)	8
3		Silicon Storage Technology, Inc. (a)	4
15		Skyworks Solutions, Inc. (a)	119
—	(h)	Standard Microsystems Corp. (a)	8
—	(h)	Supertex, Inc. (a)	2
89		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	794
3		Techwell, Inc. (a)	22
1		Tessera Technologies, Inc. (a)	9
2		TriQuint Semiconductor, Inc. (a)	6
20		Xilinx, Inc.	381

			3,280

		Software — 1.9%
41		Activision Blizzard, Inc. (a)	428
—	(h)	Actuate Corp. (a) (m)	1
16		Adobe Systems, Inc. (a) (m)	343
1		Ariba, Inc. (a) (m)	6
9		Aspen Technology, Inc. (a) (m)	66
4		BMC Software, Inc. (a) (m)	135
20		CA, Inc.	347
2		Epicor Software Corp. (a)	6
2		Informatica Corp. (a)	22
7		JDA Software Group, Inc. (a)	78
1		Macrovision Solutions Corp. (a)	9
1		Manhattan Associates, Inc. (a)	9
1		Mentor Graphics Corp. (a)	4
96		Microsoft Corp.	1,769
—	(h)	Net 1 UEPS Technologies, Inc., (South Africa) (a)	3
1		Netscout Systems, Inc. (a)	4
2		Nintendo Co., Ltd., (Japan)	702
6		OpenTV Corp., Class A (a)	9
35		Oracle Corp. (a)	639
4		Parametric Technology Corp. (a)	42
1		Pegasystems, Inc.	18
1		Progress Software Corp. (a)	23
2		Quest Software, Inc. (a)	24
2		Smith Micro Software, Inc. (a)	8
—	(h)	SPSS, Inc. (a)	8
8		Sybase, Inc. (a)	244
35		Symantec Corp. (a)	523
1		TeleCommunication Systems, Inc., Class A (a)	11

			5,481

		Specialty Retail — 1.0%
12		Advance Auto Parts, Inc. (m)	503
2		Aeropostale, Inc. (a) (m)	42
1		AutoZone, Inc. (a)	179
7		Bed Bath & Beyond, Inc. (a)	171
1		Best Buy Co., Inc. (m)	19
3		Brown Shoe Co., Inc.	11
1		Buckle, Inc. (The)	43
4		CarMax, Inc. (a)	47
1		Children’s Place Retail Stores, Inc. (The) (a)	20
3		Collective Brands, Inc. (a)	29
4		Finish Line, Inc. (The), Class A	23
2		Gymboree Corp. (a)	34
6		Hennes & Mauritz AB, (Sweden), Class B	209
1		Home Depot, Inc.	34
1		Hot Topic, Inc. (a)	15
2		Jos. A. Bank Clothiers, Inc. (a)	67
1		Lowe’s Cos., Inc.	10
14		Rent-A-Center, Inc., Class A (a)	267
4		Ross Stores, Inc.	152
2		Sally Beauty Holdings, Inc. (a)	13
48		Staples, Inc.	873
19		Wet Seal, Inc. (The), Class A (a)	64

			2,825

		Textiles, Apparel & Luxury Goods — 0.3%
—	(h)	Coach, Inc. (a)	6
1		Deckers Outdoor Corp. (a)	43
2		Iconix Brand Group, Inc. (a)	13
8		Maidenform Brands, Inc. (a)	69
1		Movado Group, Inc.	9
11		Nike, Inc., Class B	527
—	(h)	Oxford Industries, Inc.	1
4		Perry Ellis International, Inc. (a)	15
1		Polo Ralph Lauren Corp.	38
1		Steven Madden Ltd. (a)	13
1		UniFirst Corp.	36
4		V.F. Corp.	224

			994

		Thrifts & Mortgage Finance — 0.1%
3		First Niagara Financial Group, Inc.	28
2		Guaranty Financial Group, Inc. (a)	1
5		Hudson City Bancorp, Inc.	63
1		New York Community Bancorp, Inc.	7
1		OceanFirst Financial Corp.	6
5		Ocwen Financial Corp. (a)	55
3		PMI Group, Inc. (The)	1
3		Trustco Bank Corp.	16
1		WSFS Financial Corp.	18

			195

		Tobacco — 0.9%
55		Altria Group, Inc. (m)	873
21		Imperial Tobacco Group plc, (United Kingdom)	478
—	(h)	Japan Tobacco, Inc., (Japan)	476
7		Lorillard, Inc.	425
9		Philip Morris International, Inc.	333
2		Reynolds American, Inc.	62

			2,647

		Trading Companies & Distributors — 0.4%
1		Aceto Corp. (m)	5
6		Applied Industrial Technologies, Inc. (m)	109
—	(h)	Fastenal Co.	3
—	(h)	GATX Corp.	4
1		Kaman Corp.	13
39		Mitsubishi Corp., (Japan)	517
52		Mitsui & Co., Ltd., (Japan)	530
5		WESCO International, Inc. (a)	95

			1,276

		Wireless Telecommunication Services — 0.4%
9		American Tower Corp., Class A (a) (m)	271
5		Centennial Communications Corp. (a)	42
—	(h)	Crown Castle International Corp. (a)	3
93		Sprint Nextel Corp. (a)	333
6		Syniverse Holdings, Inc. (a)	88
6		Virgin Mobile USA, Inc., Class A (a)	7
223		Vodafone Group plc, (United Kingdom)	389

			1,133

		Total Common Stocks (Cost $177,521)	151,968

		Preferred Stocks — 0.1%
		Commercial Banks — 0.1%
17		Itau Unibanco Banco Multiplo S.A., (Brazil), ADR (Cost $223)	186

PRINCIPAL AMOUNT ($)

	Asset-Backed Securities — 0.7%
	American Express Credit Account Master Trust,
450	Series 2004-3, Class A, 4.350%, 12/15/11	450
43	Series 2004-C, Class C, VAR, 1.056%, 02/15/12 (e) (i)	41
139	AmeriCredit Automobile Receivables Trust, Series 2005- BM, Class A4, VAR, 0.598%, 05/06/12	125
450	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 0.786%, 11/15/11 (m)	439
	Capital One Auto Finance Trust,
53	Series 2006-B, Class A3A, 5.450%, 02/15/11	53
90	Series 2007-C, Class A3A, 5.130%, 04/16/12	84
21	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.980%, 09/15/10	21
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	143
55	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	37
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	95
175	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, VAR, 1.002%, 03/25/35	63
172	Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	172
250	MASTR Asset Backed Securities Trust, Series 2005-OPT1, Class M1, VAR, 0.922%, 03/25/35	130
250	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.972%, 03/25/35	52
69	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.362%, 02/25/33	31
29	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 1.162%, 11/25/33	16
64	Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, VAR, 0.782%, 06/25/33	23

	Total Asset-Backed Securities (Cost $2,538)	1,975

	Collateralized Mortgage Obligations — 15.6%
	Agency CMO — 15.0%
611	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	648
	Federal Home Loan Mortgage Corp. REMICS,
28	Series 50, Class I, 8.000%, 06/15/20	30
13	Series 1087, Class I, 8.500%, 06/15/21	14
12	Series 1136, Class H, 6.000%, 09/15/21	13
36	Series 1254, Class N, 8.000%, 04/15/22	36
354	Series 1617, Class PM, 6.500%, 11/15/23	379
237	Series 1710, Class GH, 8.000%, 04/15/24	247
193	Series 1732, Class K, 6.500%, 05/15/24	207
242	Series 1843, Class Z, 7.000%, 04/15/26	257
298	Series 2033, Class K, 6.050%, 08/15/23	312
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,709
234	Series 2115, Class PE, 6.000%, 01/15/14	245
564	Series 2378, Class BD, 5.500%, 11/15/31	592
181	Series 2391, Class QR, 5.500%, 12/15/16	190
406	Series 2394, Class MC, 6.000%, 12/15/16	430
504	Series 2405, Class JF, 6.000%, 01/15/17	534
265	Series 2425, Class OB, 6.000%, 03/15/17	282
500	Series 2455, Class GK, 6.500%, 05/15/32	536
190	Series 2457, Class PE, 6.500%, 06/15/32	201
484	Series 2473, Class JZ, 6.500%, 07/15/32	516
72	Series 2503, Class TG, 5.500%, 09/15/17	76
77	Series 2508, Class AQ, 5.500%, 10/15/17	81
649	Series 2515, Class DE, 4.000%, 03/15/32	655
200	Series 2522, Class AH, 5.250%, 02/15/32	207
500	Series 2527, Class BP, 5.000%, 11/15/17	525
270	Series 2531, Class HN, 5.000%, 12/15/17	284
200	Series 2538, Class CB, 5.000%, 12/15/17	210
85	Series 2557, Class WJ, 5.000%, 07/15/14	85
250	Series 2594, Class OL, 5.000%, 04/15/18	266
129	Series 2595, Class HO, 4.500%, 03/15/23	134
431	Series 2617, Class TJ, 4.500%, 08/15/16	447
350	Series 2627, Class KM, 4.500%, 06/15/18	367
243	Series 2628, Class AD, 4.000%, 06/15/18	251
1,036	Series 2636, Class Z, 4.500%, 06/15/18	1,080
645	Series 2651, Class VZ, 4.500%, 07/15/18	672
180	Series 2657, Class ME, 5.000%, 10/15/22	190
400	Series 2663, Class VQ, 5.000%, 06/15/22	421
575	Series 2695, Class DE, 4.000%, 01/15/17	596
500	Series 2699, Class TC, 4.000%, 11/15/18	516
400	Series 2715, Class NG, 4.500%, 12/15/18	420
229	Series 2717, Class GR, 4.500%, 01/15/27	231
500	Series 2733, Class PC, 4.500%, 06/15/28	517
500	Series 2744, Class TU, 5.500%, 05/15/32	518
345	Series 2748, Class LE, 4.500%, 12/15/17	361
353	Series 2756, Class NA, 5.000%, 02/15/24	371
500	Series 2763, Class PD, 4.500%, 12/15/17	523
150	Series 2764, Class OE, 4.500%, 03/15/19	157
230	Series 2773, Class CD, 4.500%, 04/15/24	238
258	Series 2775, Class WA, 4.500%, 04/15/19	262
83	Series 2778, Class TD, 4.250%, 06/15/33	84
189	Series 2780, Class JA, 4.500%, 04/15/19	195
214	Series 2780, Class JG, 4.500%, 04/15/19	222
500	Series 2780, Class MD, 5.000%, 09/15/31	517
325	Series 2780, Class TH, 5.000%, 09/15/29	339
20	Series 2781, Class PI, IO, 5.000%, 10/15/23	—	(h)
179	Series 2783, Class AT, 4.000%, 04/15/19	184
795	Series 2783, Class PD, 5.000%, 01/15/33	830
300	Series 2809, Class UB, 4.000%, 09/15/17	309
100	Series 2809, Class UC, 4.000%, 06/15/19	104
1,000	Series 2835, Class HB, 5.500%, 08/15/24	1,062
400	Series 2877, Class AD, 4.000%, 10/15/19	412
150	Series 2899, Class KB, 4.500%, 03/15/19	157
134	Series 2922, Class GA, 5.500%, 05/15/34	140
217	Series 2931, Class AM, 4.500%, 07/15/19	225
520	Series 2931, Class DC, 4.000%, 06/15/18	545
150	Series 2949, Class PA, 5.500%, 03/15/34	157
82	Series 2958, Class KB, 5.500%, 04/15/35	82
225	Series 2966, Class NC, 5.000%, 04/15/31	235
125	Series 3000, Class PB, 3.900%, 01/15/23	125
134	Series 3007, Class LB, 4.500%, 04/15/25	135
500	Series 3028, Class ME, 5.000%, 02/15/34	521
290	Series 3031, Class AG, 5.000%, 02/15/34	302
100	Series 3064, Class OG, 5.500%, 06/15/34	105
330	Series 3098, Class PE, 5.000%, 06/15/34	344
665	Series 3101, Class PD, 5.500%, 05/15/34	695
395	Series 3106, Class PD, 5.500%, 06/15/34	413
350	Series 3151, Class UC, 5.500%, 08/15/35	366
350	Series 3334, Class MB, 5.000%, 09/15/29	364
300	Series 3334, Class MC, 5.000%, 04/15/33	312
218	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	225
	Federal National Mortgage Association REMICS,
18	Series 1990-7, Class B, 8.500%, 01/25/20	19
9	Series 1990-35, Class E, 9.500%, 04/25/20	10
21	Series 1990-76, Class G, 7.000%, 07/25/20	23
64	Series 1990-106, Class J, 8.500%, 09/25/20	70
12	Series 1991-73, Class A, 8.000%, 07/25/21	13
191	Series 1992-112, Class GB, 7.000%, 07/25/22	207
71	Series 1992-195, Class C, 7.500%, 10/25/22	78
412	Series 1997-42, Class PG, 7.000%, 07/18/12	432
280	Series 1998-37, Class VZ, 6.000%, 06/17/28	297
130	Series 1998-66, Class B, 6.500%, 12/25/28	138
595	Series 2002-18, Class PC, 5.500%, 04/25/17	621
442	Series 2002-19, Class PE, 6.000%, 04/25/17	469
500	Series 2002-24, Class AJ, 6.000%, 04/25/17	542
430	Series 2002-55, Class PG, 5.500%, 09/25/32	453
96	Series 2002-63, Class KC, 5.000%, 10/25/17	101
393	Series 2002-63, Class LB, 5.500%, 10/25/17	413
1,000	Series 2003-24, Class BC, 5.000%, 04/25/18	1,058
221	Series 2003-33, Class AC, 4.250%, 03/25/33	226
365	Series 2003-35, Class DF, VAR, 0.922%, 02/25/33	361
500	Series 2003-39, Class PG, 5.500%, 05/25/23	532
650	Series 2003-47, Class PE, 5.750%, 06/25/33	693
218	Series 2003-53, Class JL, 5.000%, 12/25/31	225
410	Series 2003-55, Class CD, 5.000%, 06/25/23	430
179	Series 2003-58, Class AD, 3.250%, 07/25/33	177
152	Series 2003-63, Class PE, 3.500%, 07/25/33	151
228	Series 2003-67, Class VQ, 7.000%, 01/25/19	236
396	Series 2003-81, Class CB, 4.750%, 09/25/18	408
500	Series 2003-81, Class LC, 4.500%, 09/25/18	524
194	Series 2003-81, Class YC, 5.000%, 09/25/33	201
550	Series 2003-83, Class PG, 5.000%, 06/25/23	578
300	Series 2003-86, Class PX, 4.500%, 02/25/17	313
411	Series 2003-110, Class WA, 4.000%, 08/25/33	415
500	Series 2003-122, Class TE, 5.000%, 12/25/22	527
635	Series 2004-32, Class AY, 4.000%, 05/25/19	652
500	Series 2004-36, Class PC, 5.500%, 02/25/34	525
135	Series 2004-53, Class NC, 5.500%, 07/25/24	144
300	Series 2005-18, Class EG, 5.000%, 03/25/25	315
117	Series 2005-23, Class TG, 5.000%, 04/25/35	123
180	Series 2005-34, Class PC, 5.500%, 06/25/32	187
188	Series 2005-38, Class TB, 6.000%, 11/25/34	201
350	Series 2005-59, Class PC, 5.500%, 03/25/31	363
500	Series 2005-67, Class HG, 5.500%, 01/25/35	525
283	Series 2005-68, Class BC, 5.250%, 06/25/35	277
400	Series 2005-118, Class PN, 6.000%, 01/25/32	423
574	Series 2006-43, Class LB, 5.500%, 04/25/35	602
298	Series 2006-49, Class PA, 6.000%, 06/25/36	314
500	Series 2007-79, Class PC, 5.000%, 01/25/32	520
122	Series G92-35, Class E, 7.500%, 07/25/22	133
82	Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27	—	(h)

		43,990

	Non-Agency CMO — 0.6%
49	Adjustable Rate Mortgage Trust, Series 2005-6A, Class 2A1, VAR, 0.832%, 11/25/35 (m)	22
154	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	136
187	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	170
184	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.000%, 09/25/34	183
59	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.914%, 02/25/35	48
	MASTR Asset Securitization Trust,
42	Series 2003-4, Class 2A2, 5.000%, 05/25/18	42
72	Series 2003-11, Class 3A1, 4.500%, 12/25/18	71
159	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 1.291%, 08/22/36	151
	RESI Finance LP, (Cayman Islands),
699	Series 2003-C, Class B3, VAR, 1.946%, 09/10/35 (e)	284
333	Series 2005-A, Class B3, VAR, 1.126%, 03/10/37 (e)	84
175	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%, 06/25/34	160
172	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e) (i)	163
	Wells Fargo Mortgage Backed Securities Trust,
162	Series 2004-7, Class 2A2, 5.000%, 07/25/19	160
102	Series 2004-EE, Class 3A1, VAR, 4.435%, 12/25/34	89

		1,763

	Total Collateralized Mortgage Obligations (Cost $43,508)	45,753

	Commercial Mortgage-Backed Securities — 0.2%
400	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.180%, 09/10/47	355
150	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.086%, 08/15/39	124

	Total Commercial Mortgage-Backed Securities (Cost $553)	479

	Corporate Bonds — 5.3%
	Airlines — 0.0% (g)
130	Continental Airlines, Inc., Series 99-2, 7.056%, 09/15/09	125

	Automobiles — 0.1%
200	Daimler Finance North America LLC, 7.200%, 09/01/09	201

	Capital Markets — 0.7%
150	Bear Stearns Cos., LLC (The), 5.700%, 11/15/14 (y)	143
500	Credit Suisse USA, Inc., 6.500%, 01/15/12	511
	Goldman Sachs Group, Inc. (The),
375	4.750%, 07/15/13	345
250	VAR, 1.317%, 06/23/09 (m)	248
205	Lehman Brothers Holdings Capital Trust VII 05/31/12 (d) (i) (x)	—	(h)
450	Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	57
100	Merrill Lynch & Co., Inc., 6.875%, 04/25/18	78
	Morgan Stanley,
500	5.750%, 10/18/16	455
115	6.625%, 04/01/18	110

		1,947

	Chemicals — 0.1%
250	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	247

	Commercial Banks — 0.8%
150	Branch Banking & Trust Co., 4.875%, 01/15/13	147
380	Depfa ACS Bank, (Ireland), 5.125%, 03/16/37 (e)	199
440	FleetBoston Financial Corp., 7.375%, 12/01/09	430
175	Glitnir Banki HF, (Iceland), Zero Coupon, 10/15/08 (d) (e) (i)	1
100	Keycorp, Series MTNG, 4.700%, 05/21/09	100
340	Marshall & Ilsley Corp., 4.375%, 08/01/09	339
250	National City Corp., 4.900%, 01/15/15	230
100	Royal Bank of Canada, (Canada), Series DPNT, 3.875%, 05/04/09	100
300	SunTrust Bank, 5.000%, 09/01/15	267
50	UnionBanCal Corp., 5.250%, 12/16/13	41
250	Wachovia Corp., 5.500%, 05/01/13	231
300	Wells Fargo & Co., 6.375%, 08/01/11	294

		2,379

	Commercial Services & Supplies — 0.1%
80	ACCO Brands Corp., 7.625%, 08/15/15 (m)	16
	Allied Waste North America, Inc.,
15	7.250%, 03/15/15 (m)	14
10	Series B, 7.375%, 04/15/14 (m)	10
150	Pitney Bowes, Inc., 3.875%, 06/15/13	146

		186

	Computers & Peripherals — 0.0% (g)
100	International Business Machines Corp., 4.375%, 06/01/09	100

	Consumer Finance — 0.3%
	American General Finance Corp.,
240	4.000%, 03/15/11	102
130	Series MTNI, 4.625%, 05/15/09	121
600	HSBC Finance Corp., 8.000%, 07/15/10	566
100	International Lease Finance Corp., 5.000%, 04/15/10	80

		869

	Diversified Financial Services — 0.6%
200	Bank of America Corp., 7.800%, 02/15/10	192
644	Citigroup, Inc., 5.000%, 09/15/14	427
300	Conoco Funding Co., (Canada), 6.350%, 10/15/11	325
	General Electric Capital Corp.,
100	3.125%, 04/01/09	100
550	Series MTNA, 5.875%, 02/15/12	546
400	Textron Financial Corp., 4.600%, 05/03/10	320

		1,910

	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
90	5.800%, 02/15/19 (m)	88
250	5.875%, 02/01/12	262
250	BellSouth Corp., 6.000%, 10/15/11	260
180	British Telecommunications plc, (United Kingdom), 8.625%, 12/15/10	187
140	Deutsche Telekom International Finance BV, (Netherlands), 8.500%, 06/15/10	146
60	France Telecom S.A., (France), 7.750%, 03/01/11	64
600	Nynex Capital Funding Co., Series MTNB, SUB, 8.230%, 10/15/09	604
175	Sprint Capital Corp., 7.625%, 01/30/11	162

		1,773

	Electric Utilities — 0.4%
100	Carolina Power & Light Co., 5.125%, 09/15/13	104
90	CenterPoint Energy Houston Electric LLC, Series M2, 5.750%, 01/15/14	89
55	Consolidated Edison Co. of New York, Inc., Series 04-C, 4.700%, 06/15/09	55
500	Duke Energy Carolinas LLC, 6.250%, 01/15/12	532
150	Exelon Corp., 6.750%, 05/01/11	152
50	Nevada Power Co., 6.500%, 08/01/18	48
235	PSEG Power LLC, 7.750%, 04/15/11	246

		1,226

	Food & Staples Retailing — 0.2%
250	Kroger Co. (The), 8.050%, 02/01/10	259
15	Safeway, Inc., 6.350%, 08/15/17	15
200	Wal-Mart Stores, Inc., 4.125%, 02/15/11	209

		483

	Food Products — 0.0% (g)
100	General Mills, Inc., 6.000%, 02/15/12	105

	Insurance — 0.3%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14	98
350	Allstate Corp. (The), 6.125%, 02/15/12	345
100	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	99
	Principal Life Income Funding Trusts,
150	3.200%, 04/01/09	150
25	5.300%, 04/24/13	23
	Protective Life Secured Trusts,
60	4.000%, 10/07/09	60
150	4.000%, 04/01/11	139

		914

	IT Services — 0.0% (g)
75	Electronic Data Systems Corp., Series B, 6.000%, 08/01/13	79

	Media — 0.3%
100	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	107
100	Cox Communications, Inc., 7.750%, 11/01/10	102
250	Historic TW, Inc., 9.125%, 01/15/13	262
250	News America, Inc., 6.750%, 01/09/38	252
100	Thomson Reuters Corp., (Canada), 4.250%, 08/15/09	100
25	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	24

		847

	Multi-Utilities — 0.2%
210	Dominion Resources, Inc., Series B, 6.250%, 06/30/12	217
400	DTE Energy Co., 6.650%, 04/15/09	400
70	Veolia Environnement, (France), 6.000%, 06/01/18	67

		684

	Oil, Gas & Consumable Fuels — 0.1%
175	BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	187
15	Enterprise Products Operating LLC, 6.300%, 09/15/17	14
10	Nexen, Inc., (Canada), 6.400%, 05/15/37	7

		208

	Pharmaceuticals — 0.0% (g)
30	Novartis Capital Corp., 4.125%, 02/10/14	31

	Real Estate Investment Trusts (REITs) — 0.0% (g)
60	HRPT Properties Trust, 6.650%, 01/15/18	36

	Road & Rail — 0.2%
350	Norfolk Southern Corp., 7.050%, 05/01/37	362
250	Union Pacific Corp., 6.650%, 01/15/11	261

		623

	Semiconductors & Semiconductor Equipment — 0.0% (g)
50	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	15

	Software — 0.1%
	Oracle Corp.,
100	5.250%, 01/15/16	102
75	5.750%, 04/15/18	78

		180

	Thrifts & Mortgage Finance — 0.1%
300	Countrywide Home Loans, Inc., Series MTNL, 4.000%, 03/22/11	267

	Wireless Telecommunication Services — 0.1%
150	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	160

	Total Corporate Bonds (Cost $17,357)	15,595

	Foreign Government Security — 0.0% (g)
60	United Mexican States, (Mexico), 6.375%, 01/16/13 (Cost $60)	63

SHARES

	Investment Companies — 13.0%
5	iShares Dow Jones US Real Estate Index Fund, 2.947%,	121
625	JP Morgan Realty Income Fund, Institutional Class Shares (b)	2,518
711	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	8,741
2,057	JPMorgan High Yield Bond Fund, Ultra Shares (b)	12,117
467	JPMorgan International Realty Fund, Select Class Shares (b)	2,907
1,181	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	11,708

	Total Investment Companies (Cost $39,187)	38,112

PRINCIPAL AMOUNT ($)

	Mortgage Pass-Through Securities — 2.2%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
80	6.000%, 04/01/14	84
41	6.50%, 03/01/13 - 06/01/13	43
28	7.00%, 01/01/12 - 06/01/13	29
9	8.000%, 10/01/10	10
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
327	6.50%, 11/01/22 - 03/01/26	349
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11	6.50%, 02/01/26	11
12	7.000%, 02/01/26	13
29	7.50%, 05/01/26 - 08/01/27	32
22	8.00%, 04/01/25 - 05/01/25	24
17	8.500%, 07/01/26	19
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
73	7.00%, 12/01/14 - 03/01/16	77
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
175	TBA, 5.000%, 04/15/39	181
330	TBA, 5.500%, 04/15/39	342
	Federal National Mortgage Association, 15 Year, Single Family,
93	4.500%, 05/01/19	97
170	TBA, 4.500%, 04/25/24	175
110	5.000%, 10/01/19	115
52	TBA, 5.500%, 04/25/24	54
68	6.000%, 01/01/14	72
270	TBA, 6.000%, 04/25/24	282
99	6.50%, 05/01/11 - 04/01/13	104
49	7.000%, 06/01/13	51
1	7.500%, 08/01/09	1
	Federal National Mortgage Association, 30 Year, Single Family,
150	TBA, 4.500%, 04/25/39	153
650	TBA, 5.000%, 04/25/39	671
450	TBA, 5.500%, 04/25/39	467
304	6.00%, 05/01/33 - 08/01/33	319
765	TBA, 6.000%, 04/25/39	799
5	6.500%, 02/01/26	5
66	7.00%, 03/01/26 - 05/01/26	71
43	7.50%, 05/01/26 - 11/01/26	47
96	8.00%, 11/01/22 - 06/01/24	104
48	8.500%, 11/01/18	52
34	9.000%, 08/01/24	37
18	Government National Mortgage Association II, 15 Year, Single Family, 5.500%, 04/20/11	19
	Government National Mortgage Association II, 30 Year, Single Family,
18	8.000%, 07/20/28	20
72	8.500%, 09/20/25	78
	Government National Mortgage Association, 15 Year, Single Family,
126	6.50%, 05/15/09 - 09/15/13	133
	Government National Mortgage Association, 30 Year, Single Family,
109	TBA, 5.500%, 04/15/39	113
159	6.50%, 01/15/24 - 03/15/28	169
530	TBA, 6.500%, 04/15/39	556
183	7.00%, 04/15/24 - 05/15/26	196
31	7.50%, 06/15/25 - 05/15/26	33
44	8.00%, 04/15/24 - 09/15/27	48
122	8.50%, 06/15/22 - 12/15/22	132
5	10.000%, 07/15/18	6
1	13.500%, 05/15/11	1

	Total Mortgage Pass-Through Securities (Cost $6,212)	6,394

	U.S. Government Agency Security — 0.2%
425	Federal Home Loan Mortgage Corp., 4.500%, 01/15/14 (Cost $432)	465

	U.S. Treasury Obligations — 6.2%
	U.S. Treasury Bonds,
55	4.375%, 02/15/38 (m)	63
35	4.500%, 05/15/38 (m)	41
2,100	7.875%, 02/15/21	3,045
	U.S. Treasury Bonds Coupon STRIPS,
2,100	11/15/14	1,848
3,405	02/15/15	2,982
3,000	08/15/16	2,442
	U.S. Treasury Inflation Indexed Notes,
1,000	2.000%, 01/15/16	1,098
1,000	2.375%, 04/15/11	1,091
	U.S. Treasury Notes,
235	1.750%, 01/31/14 (m)	237
10	1.875%, 02/28/14 (m)	10
4,355	2.125%, 01/31/10 (m)	4,411
70	2.750%, 10/31/13 (m)	74
215	2.750%, 02/15/19 (m)	216
95	3.125%, 11/30/09	97
115	3.750%, 11/15/18 (m)	125
95	4.250%, 09/30/12	105
255	4.250%, 11/15/14	289
15	4.875%, 06/30/09	15

	Total U.S. Treasury Obligations (Cost $16,810)	18,189

	Total Long-Term Investments (Cost $304,401)	279,179

NUMBER OF RIGHTS

Rights — 0.0% (g)
Commercial Banks — 0.0% (g)
38	HSBC Holdings plc, (United Kingdom), Zero Coupon, expiring 04/03/09 (a) (Cost $—)	76

SHARES

	Short-Term Investments — 3.9%
	Investment Companies — 3.9%
1	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l)	1
11,433	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m)	11,433

	Total Short-Term Investments (Cost $11,434)	11,434

	Total Investments — 99.4% (Cost $315,835)	290,689
	Other Assets in Excess of Liabilities — 0.6%	1,854

	NET ASSETS — 100.0%	$292,543

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
17	Hang Seng Index	04/29/09	$1,487	$82
7	10 Year Japanese Government Bond	06/11/09	9,770	(40)
7	10 Year U.S. Treasury Note	06/19/09	869	16
4	30 Year U.S. Treasury Bond	06/19/09	519	13
213	E-mini Russell 2000	06/19/09	8,974	1,223
44	E-mini S&P 500	06/19/09	1,749	180
31	FTSE 100 Index	06/19/09	1,728	35
26	Long Gilt	06/26/09	4,596	(25)
10	2 Year U.S. Treasury Note	06/30/09	2,179	10
242	5 Year U.S. Treasury Note	06/30/09	28,741	446
	Short Futures Outstanding
(10)	TOPIX	06/11/09	(785)	(79)
(76)	Dow Jones Euro STOXX 50 Index	06/19/09	(2,012)	17
(248)	5 Year U.S. Treasury Note	06/30/09	(29,454)	(466)

				$1,412

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

382,775	EUR
341,298	for GBP	05/27/09	$490	#	$509	#	$19

21,659,793	JPY
260,807	for CHF	05/27/09	229	#	219	#	(10)

3,103,732	AUD	05/27/09	2,000		2,150		150

604,191	CHF	05/27/09	524		531		7

1,680,690	GBP	05/27/09	2,440		2,412		(28)

19,717,289	JPY	05/27/09	207		199		(8)

1,578,440	NOK	05/27/09	230		234		4

3,276,691	SEK	05/27/09	390		399		9

622,355	SGD	05/27/09	408		409		1

			$6,918		$7,062		$144

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

557,725	AUD	05/27/09	$373	$386	$(13)

3,791,103	EUR	05/27/09	4,863	5,037	(174)

66,283	GBP	05/27/09	94	95	(1)

2,344,961	HKD	05/27/09	303	303	— (h)

16,365,212	JPY	05/27/09	167	165	2

			$5,800	$5,986	$(186)

#          For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 03/31/09 of the currency being sold, and the value at 03/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2009.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2009.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,386
Aggregate gross unrealized depreciation	(46,532)

Net unrealized appreciation/depreciation	$(25,146)

Federal income tax cost of investments	$315,835

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 165,472	$ 2,214	$ (844)
Level 2 – Other significant observable inputs	125,217	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 290,689	$ 2,214	$ (844)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.8%
	Common Stocks — 99.8%
	Aerospace & Defense — 3.2%
800	Lockheed Martin Corp.	55,224

	Biotechnology — 10.0%
1,500	Celgene Corp. (a)	66,600
2,300	Gilead Sciences, Inc. (a)	106,536

		173,136

	Capital Markets — 9.1%
3,900	Charles Schwab Corp. (The)	60,450
580	Goldman Sachs Group, Inc. (The)	61,492
1,200	Lazard Ltd., (Bermuda), Class A	35,280

		157,222

	Chemicals — 5.1%
650	Monsanto Co.	54,015
500	Praxair, Inc.	33,645

		87,660

	Communications Equipment — 5.8%
2,600	QUALCOMM, Inc.	101,166

	Computers & Peripherals — 10.2%
900	Apple, Inc. (a)	94,608
1,300	Hewlett-Packard Co.	41,678
2,700	NetApp, Inc. (a)	40,068

		176,354

	Construction & Engineering — 1.4%
700	Fluor Corp.	24,185

	Diversified Consumer Services — 2.8%
500	DeVry, Inc.	24,090
200	ITT Educational Services, Inc. (a)	24,284

		48,374

	Electrical Equipment — 0.8%
100	First Solar, Inc. (a)	13,270

	Energy Equipment & Services — 1.4%
400	Transocean Ltd., (Switzerland) (a)	23,536

	Food & Staples Retailing — 0.6%
400	CVS/Caremark Corp.	10,996

	Health Care Providers & Services — 2.9%
1,100	Express Scripts, Inc. (a)	50,787

	Hotels, Restaurants & Leisure — 2.0%
650	McDonald’s Corp.	35,470

	Household Products — 2.0%
600	Colgate-Palmolive Co.	35,388

	Internet & Catalog Retail — 4.7%
1,100	Amazon.com, Inc. (a)	80,784

	Internet Software & Services — 5.2%
260	Google, Inc., Class A (a)	90,496

	IT Services — 4.7%
490	MasterCard, Inc., Class A	82,065

	Oil, Gas & Consumable Fuels — 7.3%
800	Apache Corp.	51,272
450	Exxon Mobil Corp.	30,645
800	Occidental Petroleum Corp.	44,520

		126,437

	Pharmaceuticals — 5.2%
2,000	Teva Pharmaceutical Industries Ltd., (Israel), ADR	90,100

	Road & Rail — 0.7%
300	Union Pacific Corp.	12,333

	Semiconductors & Semiconductor Equipment — 2.1%
4,100	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	36,695

	Software — 5.5%
5,700	Activision Blizzard, Inc. (a)	59,622
1,700	Adobe Systems, Inc. (a)	36,363

		95,985

	Specialty Retail — 2.8%
150	AutoZone, Inc. (a)	24,393
950	Bed Bath & Beyond, Inc. (a)	23,512

		47,905

	Textiles, Apparel & Luxury Goods — 2.4%
900	Nike, Inc., Class B	42,201

	Wireless Telecommunication Services — 1.9%
1,100	American Tower Corp., Class A (a)	33,473

	Total Long-Term Investments (Cost $2,210,482)	1,731,242

	Short-Term Investment — 2.5%
	Investment Company — 2.5%
43,289	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $43,289)	43,289

	Total Investments — 102.3% (Cost $2,253,771)	1,774,531
	Liabilities in Excess of Other Assets — (2.3)%	(39,432)

	NET ASSETS — 100.0%	$1,735,099

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,184
Aggregate gross unrealized depreciation	(504,424)

Net unrealized appreciation/depreciation	$(479,240)

Federal income tax cost of investments	$2,253,771

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 1,774,531	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 1,774,531	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.7%
	Common Stocks — 96.7%
	Aerospace & Defense — 1.7%
81	HEICO Corp. (c)	1,956

	Biotechnology — 6.1%
31	Alexion Pharmaceuticals, Inc. (a)	1,163
131	BioMarin Pharmaceutical, Inc. (a) (c)	1,623
238	Halozyme Therapeutics, Inc. (a)	1,301
65	Myriad Genetics, Inc. (a)	2,974

		7,061

	Building Products — 2.7%
42	Lennox International, Inc.	1,104
109	Simpson Manufacturing Co., Inc. (c)	1,964

		3,068

	Capital Markets — 1.5%
58	Lazard Ltd., (Bermuda), Class A	1,699

	Commercial Services & Supplies — 5.3%
136	GEO Group, Inc. (The) (a)	1,807
39	Stericycle, Inc. (a)	1,857
96	Waste Connections, Inc. (a)	2,456

		6,120

	Communications Equipment — 6.6%
86	F5 Networks, Inc. (a)	1,794
112	Neutral Tandem, Inc. (a)	2,744
149	ViaSat, Inc. (a)	3,093

		7,631

	Computers & Peripherals — 3.0%
120	Data Domain, Inc. (a) (c)	1,507
75	Synaptics, Inc. (a) (c)	1,998

		3,505

	Construction & Engineering — 1.7%
25	Aecom Technology Corp. (a)	663
47	Shaw Group, Inc. (The) (a)	1,284

		1,947

	Distributors — 2.4%
190	LKQ Corp. (a)	2,706

	Diversified Consumer Services — 2.7%
170	Lincoln Educational Services Corp. (a)	3,107

	Diversified Telecommunication Services — 1.9%
114	Cbeyond, Inc. (a)	2,148

	Electrical Equipment — 3.4%
33	Energy Conversion Devices, Inc. (a) (c)	433
61	EnerSys (a)	733
33	Powell Industries, Inc. (a)	1,178
37	Roper Industries, Inc.	1,583

		3,927

	Food & Staples Retailing — 0.5%
39	Susser Holdings Corp. (a)	528

	Health Care Equipment & Supplies — 7.6%
180	Insulet Corp. (a) (c)	737
87	Masimo Corp. (a)	2,533
134	Meridian Bioscience, Inc.	2,433
118	Thoratec Corp. (a)	3,024

		8,727

	Health Care Providers & Services — 6.4%
37	DaVita, Inc. (a)	1,635
44	Genoptix, Inc. (a)	1,210
148	Gentiva Health Services, Inc. (a)	2,242
145	Psychiatric Solutions, Inc. (a) (c)	2,285

		7,372

	Health Care Technology — 4.6%
60	Cerner Corp. (a) (c)	2,625
185	MedAssets, Inc. (a)	2,641

		5,266

	Hotels, Restaurants & Leisure — 3.5%
42	Bally Technologies, Inc. (a)	773
141	Jack in the Box, Inc. (a)	3,274

		4,047

	Industrial Conglomerates — 0.5%
32	Carlisle Cos., Inc.	632

	Insurance — 4.5%
69	HCC Insurance Holdings, Inc.	1,739
38	ProAssurance Corp. (a)	1,781
66	Tower Group, Inc.	1,623

		5,143

	Internet Software & Services — 2.9%
82	Bankrate, Inc. (a) (c)	2,051
24	Equinix, Inc. (a) (c)	1,319

		3,370

	IT Services — 3.1%
14	ManTech International Corp., Class A (a)	599
26	NCI, Inc., Class A (a)	671
111	Syntel, Inc. (c)	2,284

		3,554

	Life Sciences Tools & Services — 0.7%
43	Medivation, Inc. (a) (c)	782

	Machinery — 1.4%
60	Wabtec Corp.	1,585

	Oil, Gas & Consumable Fuels — 3.8%
62	Comstock Resources, Inc. (a)	1,836
97	Concho Resources, Inc. (a)	2,490

		4,326

	Pharmaceuticals — 1.7%
313	Sucampo Pharmaceuticals, Inc., Class A (a)	1,918

	Professional Services — 3.6%
50	FTI Consulting, Inc. (a) (c)	2,467
33	Watson Wyatt Worldwide, Inc., Class A	1,619

		4,086

	Road & Rail — 1.2%
42	Landstar System, Inc.	1,401

	Semiconductors & Semiconductor Equipment — 1.1%
41	Hittite Microwave Corp. (a) (c)	1,282

	Software — 7.7%
48	ANSYS, Inc. (a)	1,202
92	Blackboard, Inc. (a) (c)	2,914
306	Nuance Communications, Inc. (a) (c)	3,321
479	THQ, Inc. (a)	1,456

		8,893

	Specialty Retail — 0.5%
100	AnnTaylor Stores Corp. (a)	522

	Thrifts & Mortgage Finance — 0.6%
34	WSFS Financial Corp.	749

	Trading Companies & Distributors — 1.8%
157	Beacon Roofing Supply, Inc. (a)	2,098

	Total Long-Term Investments (Cost $120,115)	111,156

	Short-Term Investment — 2.3%
	Investment Company — 2.3%
2,648	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $2,648)	2,648

	Investments of Cash Collateral for Securities on Loan — 17.4%
	Investment Company — 17.4%
19,947	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $19,947)	19,947

	Total Investments — 116.4% (Cost $142,710)	133,751
	Liabilities in Excess of Other Assets — (16.4)%	(18,825)

	NET ASSETS — 100.0%	$114,926

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,057
Aggregate gross unrealized depreciation	(17,016)

Net unrealized appreciation/depreciation	$(8,959)

Federal income tax cost of investments	$142,710

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 133,751	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 133,751	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.8%
	Common Stocks — 95.8%
	Aerospace & Defense — 3.2%
67	Honeywell International, Inc.	1,867
25	Precision Castparts Corp.	1,479
97	United Technologies Corp.	4,165

		7,511

	Capital Markets — 5.0%
105	Bank of New York Mellon Corp. (The)	2,955
10	Goldman Sachs Group, Inc. (The)	1,071
97	Morgan Stanley	2,211
48	Northern Trust Corp.	2,889
94	T. Rowe Price Group, Inc. (c)	2,707

		11,833

	Commercial Banks — 5.0%
27	BancorpSouth, Inc.	556
16	City National Corp. (c)	544
81	M&T Bank Corp. (c)	3,660
223	TCF Financial Corp. (c)	2,626
299	Wells Fargo & Co.	4,256

		11,642

	Communications Equipment — 1.2%
92	Cisco Systems, Inc. (a)	1,543
92	Corning, Inc.	1,215

		2,758

	Computers & Peripherals — 2.8%
18	Apple, Inc. (a)	1,839
71	Hewlett-Packard Co.	2,267
25	International Business Machines Corp.	2,393

		6,499

	Construction Materials — 0.4%
20	Vulcan Materials Co. (c)	899

	Consumer Finance — 1.1%
184	American Express Co.	2,502

	Containers & Packaging — 0.4%
65	Pactiv Corp. (a)	944

	Diversified Telecommunication Services — 5.0%
222	AT&T, Inc.	5,589
207	Verizon Communications, Inc.	6,249

		11,838

	Electric Utilities — 2.9%
72	American Electric Power Co., Inc.	1,824
106	Edison International	3,065
36	FPL Group, Inc.	1,821

		6,710

	Electrical Equipment — 0.9%
78	Emerson Electric Co.	2,224

	Electronic Equipment, Instruments & Components — 0.5%
111	Tyco Electronics Ltd., (Bermuda)	1,228

	Food & Staples Retailing — 4.8%
154	Safeway, Inc.	3,109
51	SYSCO Corp.	1,170
40	Walgreen Co.	1,043
112	Wal-Mart Stores, Inc.	5,846

		11,168

	Food Products — 1.9%
52	General Mills, Inc.	2,589
50	JM Smucker Co. (The)	1,882

		4,471

	Gas Utilities — 1.6%
29	Energen Corp.	830
91	EQT Corp.	2,854

		3,684

	Health Care Equipment & Supplies — 2.4%
50	Baxter International, Inc.	2,576
19	Becton, Dickinson & Co.	1,284
53	Covidien Ltd., (Bermuda)	1,763

		5,623

	Health Care Providers & Services — 2.4%
34	Cardinal Health, Inc.	1,077
84	Lincare Holdings, Inc. (a)	1,829
127	UnitedHealth Group, Inc.	2,658

		5,564

	Hotels, Restaurants & Leisure — 1.8%
83	Marriott International, Inc., Class A	1,350
54	McDonald’s Corp.	2,952

		4,302

	Household Products — 1.6%
50	Kimberly-Clark Corp.	2,315
32	Procter & Gamble Co.	1,490

		3,805

	Insurance — 6.6%
54	Aflac, Inc.	1,045
25	AON Corp.	1,021
64	Chubb Corp. (The)	2,721
73	IPC Holdings Ltd., (Bermuda)	1,960
89	Loews Corp.	1,976
110	MetLife, Inc.	2,493
74	Travelers Cos., Inc. (The)	3,020
62	W.R. Berkley Corp.	1,387

		15,623

	IT Services — 0.4%
79	Western Union Co. (The)	997

	Machinery — 0.4%
31	Illinois Tool Works, Inc.	956

	Marine — 0.6%
187	Seaspan Corp., (Hong Kong)	1,534

	Media — 4.4%
134	Comcast Corp., Class A	1,826
74	McGraw-Hill Cos., Inc. (The)	1,686
70	Omnicom Group, Inc.	1,638
54	Scripps Networks Interactive, Inc., Class A (c)	1,204
20	Time Warner Cable, Inc.	497
80	Time Warner, Inc.	1,540
108	Walt Disney Co. (The)	1,960

		10,351

	Multi-Utilities — 2.2%
219	CMS Energy Corp. (c)	2,598
68	PG&E Corp.	2,595

		5,193

	Oil, Gas & Consumable Fuels — 10.5%
76	Chevron Corp.	5,107
73	ConocoPhillips	2,850
42	Devon Energy Corp.	1,890
121	Exxon Mobil Corp.	8,226
90	Marathon Oil Corp.	2,369
152	Teekay Corp., (Bahamas) (c)	2,166
171	Williams Cos., Inc. (The)	1,941

		24,549

	Personal Products — 1.0%
84	Mead Johnson Nutrition Co., Class A (a)	2,414

	Pharmaceuticals — 9.7%
44	Abbott Laboratories	2,094
99	Johnson & Johnson	5,208
155	Merck & Co., Inc.	4,154
86	Novartis AG, (Switzerland), ADR	3,253
96	Pfizer, Inc.	1,310
123	Schering-Plough Corp.	2,899
90	Wyeth	3,874

		22,792

	Real Estate Investment Trusts (REITs) — 1.2%
213	Kimco Realty Corp.	1,624
44	Regency Centers Corp.	1,158

		2,782

	Real Estate Management & Development — 1.5%
124	Brookfield Asset Management, Inc., (Canada), Class A	1,712
313	Brookfield Properties Corp., (Canada) (c)	1,794

		3,506

	Road & Rail — 0.8%
54	Norfolk Southern Corp.	1,809

	Software — 2.3%
291	Microsoft Corp.	5,340

	Specialty Retail — 4.2%
9	AutoZone, Inc. (a)	1,480
99	Home Depot, Inc.	2,323
56	Lowe’s Cos., Inc.	1,026
46	Sherwin-Williams Co. (The) (c)	2,364
69	Tiffany & Co. (c)	1,496
47	TJX Cos., Inc.	1,195

		9,884

	Textiles, Apparel & Luxury Goods — 2.3%
21	Nike, Inc., Class B	985
77	V.F. Corp.	4,414

		5,399

	Tobacco — 2.1%
34	Lorillard, Inc.	2,106
79	Philip Morris International, Inc.	2,807

		4,913

	Water Utilities — 0.7%
81	American Water Works Co., Inc.	1,555

	Total Long-Term Investments (Cost $281,025)	224,802

SHARES

	Short-Term Investment — 4.1%
	Investment Company — 4.1%
9,713	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $9,713)	9,713

	Investments of Cash Collateral for Securities on Loan — 8.6%
	Investment Company — 8.6%
20,149	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l) (Cost $20,149)	20,149

	Total Investments — 108.5% (Cost $310,887)	254,664
	Liabilities in Excess of Other Assets — (8.5)%	(19,997)

	NET ASSETS — 100.0%	$234,667

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,780
Aggregate gross unrealized depreciation	(74,003)

Net unrealized appreciation/depreciation	$(56,223)

Federal income tax cost of investments	$310,887

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 254,664	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 254,664	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.8%
	Aerospace & Defense — 1.8%
172	Goodrich Corp.	6,532
106	L-3 Communications Holdings, Inc.	7,184
186	Lockheed Martin Corp.	12,843
58	Raytheon Co.	2,266

		28,825

	Air Freight & Logistics — 0.3%
358	UTi Worldwide, Inc., (United Kingdom)	4,276

	Airlines — 0.4%
223	Copa Holdings S.A., (Panama), Class A	6,405

	Auto Components — 0.1%
119	Johnson Controls, Inc.	1,429

	Beverages — 0.4%
471	Constellation Brands, Inc., Class A (a)	5,602

	Biotechnology — 1.7%
474	Amgen, Inc. (a) (c)	23,492
58	Biogen Idec, Inc. (a)	3,056

		26,548

	Capital Markets — 4.4%
325	Apollo Investment Corp.	1,130
184	Bank of New York Mellon Corp. (The)	5,195
215	Goldman Sachs Group, Inc. (The)	22,831
200	Knight Capital Group, Inc., Class A (a)	2,946
547	Morgan Stanley	12,445
191	Northern Trust Corp.	11,453
317	State Street Corp.	9,743
243	TD AMERITRADE Holding Corp. (a)	3,361

		69,104

	Chemicals — 1.3%
115	Airgas, Inc.	3,903
113	FMC Corp.	4,884
86	Mosaic Co. (The)	3,612
71	Terra Industries, Inc.	1,986
290	Valspar Corp.	5,797

		20,182

	Commercial Banks — 2.8%
456	BB&T Corp. (c)	7,715
256	PNC Financial Services Group, Inc.	7,486
843	U.S. Bancorp	12,322
1,134	Wells Fargo & Co. (c)	16,152

		43,675

	Commercial Services & Supplies — 0.3%
197	Pitney Bowes, Inc.	4,591

	Communications Equipment — 0.7%
140	CommScope, Inc. (a)	1,592
128	Harris Corp.	3,693
147	QUALCOMM, Inc.	5,714

		10,999

	Computers & Peripherals — 7.5%
2,075	EMC Corp. (a)	23,655
1,069	Hewlett-Packard Co.	34,274
475	International Business Machines Corp.	45,979
187	Lexmark International, Inc., Class A (a)	3,155
557	SanDisk Corp. (a)	7,042
241	Western Digital Corp. (a)	4,655

		118,760

	Construction & Engineering — 1.0%
235	EMCOR Group, Inc. (a)	4,039
226	Shaw Group, Inc. (The) (a)	6,184
131	URS Corp. (a)	5,298

		15,521

	Consumer Finance — 0.1%
402	SLM Corp. (a)	1,992

	Containers & Packaging — 1.0%
234	Crown Holdings, Inc. (a)	5,311
238	Rock-Tenn Co., Class A	6,447
81	Silgan Holdings, Inc.	4,251

		16,009

	Diversified Consumer Services — 0.7%
142	Apollo Group, Inc., Class A (a)	11,135

	Diversified Financial Services — 0.9%
1,643	Bank of America Corp.	11,203
1,041	Citigroup, Inc. (c)	2,633

		13,836

	Diversified Telecommunication Services — 3.4%
168	AT&T, Inc.	4,226
212	CenturyTel, Inc. (c)	5,957
144	Embarq Corp.	5,432
1,117	Verizon Communications, Inc.	33,718
612	Windstream Corp.	4,930

		54,263

	Electric Utilities — 1.1%
668	American Electric Power Co., Inc.	16,880

	Electrical Equipment — 0.3%
141	Acuity Brands, Inc. (c)	3,180
54	Hubbell, Inc., Class B	1,451

		4,631

	Electronic Equipment, Instruments & Components — 0.1%
188	Ingram Micro, Inc., Class A (a)	2,377

	Energy Equipment & Services — 2.6%
142	Cameron International Corp. (a)	3,103
101	Diamond Offshore Drilling, Inc. (c)	6,330
61	ENSCO International, Inc.	1,607
560	National Oilwell Varco, Inc. (a)	16,086
267	Noble Corp.	6,432
128	Transocean Ltd., (Switzerland) (a)	7,543

		41,101

	Food & Staples Retailing — 2.9%
123	BJ’s Wholesale Club, Inc. (a)	3,922
258	Kroger Co. (The)	5,464
185	SYSCO Corp. (c)	4,227
611	Wal-Mart Stores, Inc.	31,849

		45,462

	Food Products — 4.0%
823	Archer-Daniels-Midland Co.	22,857
309	Dean Foods Co. (a)	5,592
398	General Mills, Inc.	19,860
451	H.J. Heinz Co.	14,907

		63,216

	Health Care Equipment & Supplies — 0.6%
194	Baxter International, Inc.	9,937

	Health Care Providers & Services — 2.8%
582	Aetna, Inc.	14,168
378	CIGNA Corp.	6,642
258	LifePoint Hospitals, Inc. (a)	5,382
326	McKesson Corp.	11,423
291	Omnicare, Inc.	7,118

		44,733

	Health Care Technology — 0.2%
301	IMS Health, Inc.	3,752

	Hotels, Restaurants & Leisure — 1.7%
479	McDonald’s Corp.	26,114

	Household Durables — 0.8%
311	Centex Corp.	2,335
785	D.R. Horton, Inc. (c)	7,609
178	Jarden Corp. (a)	2,249

		12,193

	Household Products — 2.5%
83	Church & Dwight Co., Inc.	4,356
76	Kimberly-Clark Corp.	3,509
669	Procter & Gamble Co.	31,515

		39,380

	Independent Power Producers & Energy Traders — 0.4%
518	Mirant Corp. (a)	5,902

	Industrial Conglomerates — 2.0%
275	3M Co.	13,693
1,768	General Electric Co.	17,871

		31,564

	Insurance — 2.7%
407	ACE Ltd., (Switzerland)	16,459
188	Chubb Corp. (The)	7,963
163	MetLife, Inc.	3,714
104	Prudential Financial, Inc.	1,970
318	Travelers Cos., Inc. (The)	12,941

		43,047

	Internet Software & Services — 0.3%
103	Sohu.com, Inc., (China) (a) (c)	4,249

	IT Services — 2.1%
760	Accenture Ltd., (Bermuda), Class A	20,902
181	Alliance Data Systems Corp. (a) (c)	6,677
326	Broadridge Financial Solutions, Inc.	6,065

		33,644

	Leisure Equipment & Products — 0.3%
172	Hasbro, Inc.	4,308

	Machinery — 2.6%
266	Caterpillar, Inc.	7,446
189	Danaher Corp.	10,220
136	Flowserve Corp.	7,610
298	Gardner Denver, Inc. (a)	6,472
148	Navistar International Corp. (a)	4,965
130	Wabtec Corp.	3,440

		40,153

	Media — 2.5%
499	DISH Network Corp., Class A (a)	5,545
113	Omnicom Group, Inc.	2,634
120	Time Warner Cable, Inc., Class A	2,978
497	Time Warner, Inc.	9,587
982	Walt Disney Co. (The)	17,840

		38,584

	Metals & Mining — 0.4%
104	Compass Minerals International, Inc.	5,857

	Multiline Retail — 1.5%
212	Big Lots, Inc. (a)	4,397
80	Dollar Tree, Inc. (a)	3,548
113	Family Dollar Stores, Inc.	3,767
1,285	Macy’s, Inc.	11,437

		23,149

	Multi-Utilities — 2.9%
551	Consolidated Edison, Inc.	21,817
595	Dominion Resources, Inc.	18,441
140	PG&E Corp.	5,362

		45,620

	Oil, Gas & Consumable Fuels — 9.7%
229	Alpha Natural Resources, Inc. (a)	4,066
140	Apache Corp.	8,960
505	Chevron Corp.	33,929
237	Concho Resources, Inc. (a)	6,071
858	Exxon Mobil Corp.	58,433
404	Occidental Petroleum Corp.	22,458
307	Southwestern Energy Co. (a)	9,115
319	XTO Energy, Inc.	9,759

		152,791

	Pharmaceuticals — 8.9%
411	Abbott Laboratories	19,605
421	Bristol-Myers Squibb Co.	9,235
800	Eli Lilly & Co.	26,721
278	Johnson & Johnson	14,639
730	Merck & Co., Inc.	19,536
2,059	Pfizer, Inc.	28,044
87	Schering-Plough Corp.	2,056
236	Watson Pharmaceuticals, Inc. (a)	7,337
283	Wyeth	12,178

		139,351

	Professional Services — 0.4%
131	Watson Wyatt Worldwide, Inc., Class A	6,448

	Real Estate Investment Trusts (REITs) — 0.9%
164	AMB Property Corp.	2,357
300	Brandywine Realty Trust	855
99	Digital Realty Trust, Inc. (c)	3,268
232	Duke Realty Corp.	1,275
164	Realty Income Corp. (c)	3,083
222	Senior Housing Properties Trust	3,107

		13,945

	Road & Rail — 1.1%
293	CSX Corp. (c)	7,564
300	Norfolk Southern Corp.	10,121

		17,685

	Semiconductors & Semiconductor Equipment — 2.3%

378	Broadcom Corp., Class A (a) (c)	7,560
373	Intel Corp.	5,617
356	Lam Research Corp. (a)	8,106
813	LSI Corp. (a)	2,472
170	Marvell Technology Group Ltd., (Bermuda) (a)	1,560
167	Novellus Systems, Inc. (a) (c)	2,776
508	ON Semiconductor Corp. (a)	1,980
329	Xilinx, Inc.	6,311

		36,382

	Software — 4.1%
183	BMC Software, Inc. (a)	6,036
881	CA, Inc.	15,522
719	Oracle Corp. (a)	12,991
203	Sybase, Inc. (a)	6,147
1,568	Symantec Corp. (a) (c)	23,429

		64,125

	Specialty Retail — 1.8%
384	Advance Auto Parts, Inc.	15,766
332	Rent-A-Center, Inc. (a)	6,427
188	Ross Stores, Inc.	6,760

		28,953

	Thrifts & Mortgage Finance — 0.2%
244	Hudson City Bancorp, Inc.	2,846

	Tobacco — 2.3%
903	Altria Group, Inc.	14,461
307	Lorillard, Inc.	18,945
80	Reynolds American, Inc.	2,862

		36,268

	Trading Companies & Distributors — 0.3%
237	WESCO International, Inc. (a)	4,296

	Wireless Telecommunication Services — 0.7%
53	American Tower Corp., Class A (a)	1,613
2,666	Sprint Nextel Corp. (a)	9,516

		11,129

	Total Long-Term Investments (Cost $1,778,354)	1,553,224

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
3,576	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $3,576)	3,576

	Investments of Cash Collateral for Securities on Loan — 4.5%
	Investment Company — 4.5%
70,980	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $70,980)	70,980

	Total Investments — 103.5% (Cost $1,852,910)	1,627,780

	Liabilities in Excess of Other Assets — (3.5)%	(55,328)

	NET ASSETS — 100.0%	$1,572,452

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
75	S&P 500 Index	06/30/09	$14,903	$844

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,325
Aggregate gross unrealized depreciation	(309,455)

Net unrealized appreciation/depreciation	$(225,130)

Federal income tax cost of investments	$1,852,910

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 1,627,780	$ 844	$ —
Level 2 – Other significant observable inputs	—	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 1,627,780	$ 844	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.6%
	Common Stocks — 98.6%
	Aerospace & Defense — 2.2%
71	Goodrich Corp.	2,694
48	L-3 Communications Holdings, Inc.	3,271
107	Lockheed Martin Corp.	7,393
11	Raytheon Co.	438

		13,796

	Air Freight & Logistics — 0.4%
232	UTi Worldwide, Inc., (United Kingdom)	2,775

	Airlines — 0.6%
95	Copa Holdings S.A., (Panama), Class A	2,729
246	JetBlue Airways Corp. (a)	898

		3,627

	Beverages — 0.6%
82	Coca-Cola Co. (The)	3,604

	Biotechnology — 3.9%
127	Amgen, Inc. (a)	6,269
42	Biogen Idec, Inc. (a)	2,191
26	Cephalon, Inc. (a) (c)	1,740
259	Gilead Sciences, Inc. (a) (c)	12,016
44	Myriad Genetics, Inc. (a)	2,005

		24,221

	Capital Markets — 2.5%
103	Apollo Investment Corp.	358
39	Goldman Sachs Group, Inc. (The)	4,135
85	Knight Capital Group, Inc., Class A (a)	1,250
70	Morgan Stanley	1,601
60	Northern Trust Corp.	3,601
143	State Street Corp.	4,394

		15,339

	Chemicals — 2.1%
51	FMC Corp.	2,213
66	Monsanto Co.	5,514
81	Mosaic Co. (The)	3,396
1	Rohm & Haas Co.	63
101	Valspar Corp.	2,007

		13,193

	Commercial Services & Supplies — 0.3%
78	Pitney Bowes, Inc.	1,818

	Communications Equipment — 3.7%
585	Cisco Systems, Inc. (a)	9,810
87	F5 Networks, Inc. (a)	1,816
50	Harris Corp.	1,456
260	QUALCOMM, Inc.	10,117

		23,199

	Computers & Peripherals — 9.7%
37	Apple, Inc. (a)	3,853
512	EMC Corp. (a)	5,836
581	Hewlett-Packard Co.	18,625
286	International Business Machines Corp. (c)	27,715
166	QLogic Corp. (a)	1,842
212	SanDisk Corp. (a)	2,677

		60,548

	Construction & Engineering — 1.6%
94	EMCOR Group, Inc. (a)	1,618
75	Fluor Corp.	2,576
133	Shaw Group, Inc. (The) (a)	3,656
51	URS Corp. (a)	2,071

		9,921

	Consumer Finance — 0.1%
159	SLM Corp. (a)	786

	Containers & Packaging — 0.9%
93	Crown Holdings, Inc. (a)	2,105
63	Rock-Tenn Co., Class A	1,716
35	Silgan Holdings, Inc.	1,834

		5,655

	Diversified Consumer Services — 0.6%
28	Apollo Group, Inc., Class A (a)	2,181
85	H&R Block, Inc.	1,550

		3,731

	Diversified Telecommunication Services — 0.8%
76	Embarq Corp.	2,880
261	Windstream Corp.	2,100

		4,980

	Electrical Equipment — 0.5%
63	Acuity Brands, Inc.	1,413
58	Hubbell, Inc., Class B	1,568

		2,981

	Electronic Equipment, Instruments & Components — 0.3%
97	Avnet, Inc. (a)	1,704

	Energy Equipment & Services — 3.8%
136	Cameron International Corp. (a)	2,987
66	Diamond Offshore Drilling, Inc. (c)	4,168
117	FMC Technologies, Inc. (a) (c)	3,670
170	National Oilwell Varco, Inc. (a) (c)	4,869
119	Noble Corp.	2,875
49	Tidewater, Inc.	1,814
51	Transocean Ltd., (Switzerland) (a)	3,018

		23,401

	Food & Staples Retailing — 4.2%
54	BJ’s Wholesale Club, Inc. (a) (c)	1,719
118	Kroger Co. (The)	2,497
416	Wal-Mart Stores, Inc.	21,679

		25,895

	Food Products — 4.2%
206	Archer-Daniels-Midland Co.	5,734
91	Dean Foods Co. (a)	1,647
83	Flowers Foods, Inc.	1,960
78	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	1,280
134	General Mills, Inc.	6,664
217	H.J. Heinz Co.	7,172
44	Kellogg Co.	1,597

		26,054

	Health Care Equipment & Supplies — 2.1%
216	Baxter International, Inc.	11,043
35	Edwards Lifesciences Corp. (a)	2,119

		13,162

	Health Care Providers & Services — 3.3%
166	CIGNA Corp.	2,924
27	Emergency Medical Services Corp., Class A (a)	860
146	Express Scripts, Inc. (a)	6,727
78	LifePoint Hospitals, Inc. (a)	1,636
50	Magellan Health Services, Inc. (a)	1,818
118	McKesson Corp.	4,117
108	Omnicare, Inc. (c)	2,641

		20,723

	Hotels, Restaurants & Leisure — 3.0%
272	McDonald’s Corp.	14,859
130	Yum! Brands, Inc.	3,566

		18,425

	Household Durables — 0.4%
291	D.R. Horton, Inc.	2,827

	Household Products — 2.3%
36	Church & Dwight Co., Inc.	1,873
42	Clorox Co.	2,154
83	Colgate-Palmolive Co.	4,887
116	Procter & Gamble Co.	5,462

		14,376

	Industrial Conglomerates — 1.3%
163	3M Co.	8,094

	Insurance — 0.5%
78	ACE Ltd., (Switzerland)	3,141

	Internet Software & Services — 0.3%
46	Sohu.com, Inc., (China) (a) (c)	1,904

	IT Services — 3.7%
326	Accenture Ltd., (Bermuda), Class A	8,960
56	Alliance Data Systems Corp. (a) (c)	2,071
112	Broadridge Financial Solutions, Inc.	2,083
39	ManTech International Corp., Class A (a)	1,653
646	Western Union Co. (The) (c)	8,124

		22,891

	Leisure Equipment & Products — 0.4%
90	Hasbro, Inc.	2,265

	Machinery — 2.9%
148	Caterpillar, Inc.	4,135
77	Danaher Corp.	4,175
53	Flowserve Corp.	2,957
149	Gardner Denver, Inc. (a)	3,232
60	Navistar International Corp. (a)	2,008
53	Wabtec Corp.	1,406

		17,913

	Media — 2.1%
313	Comcast Corp., Class A	4,275
279	DIRECTV Group, Inc. (The) (a) (c)	6,356
139	Discovery Communications, Inc., Class A (a)	2,220

		12,851

	Metals & Mining — 0.3%
32	Compass Minerals International, Inc.	1,781

	Multiline Retail — 0.8%
137	Big Lots, Inc. (a)	2,842
257	Macy’s, Inc.	2,284

		5,126

	Multi-Utilities — 2.0%
149	CenterPoint Energy, Inc.	1,552
167	Consolidated Edison, Inc.	6,631
130	Dominion Resources, Inc.	4,028

		12,211

	Oil, Gas & Consumable Fuels — 4.8%
90	Alpha Natural Resources, Inc. (a)	1,596
14	Chevron Corp.	941
99	Concho Resources, Inc. (a)	2,536
123	Exxon Mobil Corp.	8,390
176	Occidental Petroleum Corp.	9,808
188	Southwestern Energy Co. (a)	5,588
31	Sunoco, Inc.	813

		29,672

	Personal Products — 0.3%
29	Chattem, Inc. (a) (c)	1,606

	Pharmaceuticals — 6.3%
290	Abbott Laboratories	13,812
267	Bristol-Myers Squibb Co.	5,848
160	Eli Lilly & Co.	5,339
40	Johnson & Johnson	2,128
219	Merck & Co., Inc.	5,845
189	Schering-Plough Corp.	4,453
83	Valeant Pharmaceuticals International (a) (c)	1,483
50	Warner Chilcott Ltd., (Bermuda), Class A (a) (c)	521

		39,429

	Professional Services — 0.6%
17	Dun & Bradstreet Corp.	1,328
47	Watson Wyatt Worldwide, Inc., Class A	2,321

		3,649

	Real Estate Investment Trusts (REITs) — 0.2%
43	Digital Realty Trust, Inc. (c)	1,420

	Road & Rail — 1.3%
119	CSX Corp.	3,085
156	Norfolk Southern Corp.	5,270

		8,355

	Semiconductors & Semiconductor Equipment — 4.3%
72	Applied Materials, Inc.	776
181	Broadcom Corp., Class A (a)	3,624
611	Intel Corp.	9,197
116	Lam Research Corp. (a)	2,646
337	LSI Corp. (a)	1,025
109	Marvell Technology Group Ltd., (Bermuda) (a)	996
71	Microsemi Corp. (a)	822
99	National Semiconductor Corp.	1,019
120	Novellus Systems, Inc. (a) (c)	1,992
241	ON Semiconductor Corp. (a)	940
189	Xilinx, Inc.	3,624

		26,661

	Software — 6.5%
105	CA, Inc.	1,842
845	Microsoft Corp.	15,531
578	Oracle Corp. (a)	10,448
154	Quest Software, Inc. (a)	1,952
42	Solera Holdings, Inc. (a)	1,032
78	Sybase, Inc. (a)	2,356
510	Symantec Corp. (a)	7,619

		40,780

	Specialty Retail — 3.0%
128	Advance Auto Parts, Inc.	5,271
149	Gap, Inc. (The)	1,938
100	Rent-A-Center, Inc. (a)	1,931
68	Ross Stores, Inc.	2,445
247	Staples, Inc.	4,476
100	TJX Cos., Inc.	2,561

		18,622

	Textiles, Apparel & Luxury Goods — 0.3%
95	Carter’s, Inc. (a)	1,784

	Tobacco — 2.1%
698	Altria Group, Inc.	11,185
34	Lorillard, Inc.	2,068

		13,253

	Wireless Telecommunication Services — 0.5%
806	Sprint Nextel Corp. (a)	2,876

	Total Long-Term Investments (Cost $672,057)	613,025

	Investments of Cash Collateral for Securities on Loan — 8.2%
	Investment Company — 8.2%
51,155	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $51,155)	51,155

	Total Investments — 106.8% (Cost $723,212)	664,180

	Liabilities in Excess of Other Assets — (6.8)%	(42,047)

	NET ASSETS — 100.0%	$622,133

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
45	S&P 500 Index	06/30/09	$8,942	$222

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,554
Aggregate gross unrealized depreciation	(87,586)

Net unrealized appreciation/depreciation	$(59,032)

Federal income tax cost of investments	$723,212

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 664,180	$ 222	$ —
Level 2 – Other significant observable inputs	—	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 664,180	$ 222	$ —

* Other financial instruments may include futures, forwards and swap contracts.
JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.1%
		Common Stocks — 100.1%
		Aerospace & Defense — 2.6%
2		General Dynamics Corp.	89
1		Goodrich Corp.	49
1		L-3 Communications Holdings, Inc.	85
—	(h)	Raytheon Co.	16

			239

		Airlines — 0.8%
3		Copa Holdings S.A., (Panama), Class A	75

		Auto Components — 0.2%
1		Autoliv, Inc., (Sweden)	14

		Beverages — 0.2%
2		Constellation Brands, Inc., Class A (a)	18

		Biotechnology — 1.8%
2		Amgen, Inc. (a)	111
1		Biogen Idec, Inc. (a)	53

			164

		Capital Markets — 3.7%
1		Goldman Sachs Group, Inc. (The)	127
3		Knight Capital Group, Inc., Class A (a)	37
3		Morgan Stanley	66
3		State Street Corp.	83
2		TD AMERITRADE Holding Corp. (a)	29

			342

		Chemicals — 2.2%
1		CF Industries Holdings, Inc.	39
1		Monsanto Co.	87
2		Terra Industries, Inc.	45
2		Valspar Corp.	30

			201

		Commercial Banks — 2.2%
1		Bank of Hawaii Corp.	41
2		PNC Financial Services Group, Inc.	66
5		U.S. Bancorp	77
1		Wells Fargo & Co.	20

			204

		Commercial Services & Supplies — 0.6%
1		Cintas Corp.	22
1		Pitney Bowes, Inc.	21
1		Republic Services, Inc.	16

			59

		Communications Equipment — 1.4%
2		Harris Corp.	55
3		InterDigital, Inc. (a)	74

			129

		Computers & Peripherals — 5.8%
8		EMC Corp. (a)	88
5		Hewlett-Packard Co.	148
2		International Business Machines Corp.	174
3		Lexmark International, Inc., Class A (a)	49
5		QLogic Corp. (a)	53
2		SanDisk Corp. (a)	28

			540

		Construction & Engineering — 1.4%
3		EMCOR Group, Inc. (a)	50
2		Shaw Group, Inc. (The) (a)	44
1		URS Corp. (a)	34

			128

		Consumer Finance — 0.3%
1		Cash America International, Inc.	18
2		SLM Corp. (a)	11

			29

		Containers & Packaging — 1.4%
2		Crown Holdings, Inc. (a)	37
1		Pactiv Corp. (a)	20
1		Rock-Tenn Co., Class A	32
1		Silgan Holdings, Inc.	37

			126

		Diversified Consumer Services — 1.1%
1		Apollo Group, Inc., Class A (a)	66
2		H&R Block, Inc.	32

			98

		Diversified Financial Services — 0.8%
8		Bank of America Corp.	53
2		Citigroup, Inc.	4
1		Interactive Brokers Group, Inc., Class A (a)	15

			72

		Diversified Telecommunication Services — 3.0%
3		AT&T, Inc.	69
2		CenturyTel, Inc.	59
2		Embarq Corp.	76
2		Frontier Communications Corp.	15
7		Windstream Corp.	56

			275

		Electric Utilities — 1.2%
2		DPL, Inc.	52
2		FirstEnergy Corp.	60

			112

		Electronic Equipment, Instruments & Components — 0.2%
1		Ingram Micro, Inc., Class A (a)	16

		Energy Equipment & Services — 3.2%
2		Cameron International Corp. (a)	46
2		ENSCO International, Inc.	50
1		FMC Technologies, Inc. (a)	46
3		National Oilwell Varco, Inc. (a)	81
2		Noble Corp.	37
1		Transocean Ltd., (Switzerland) (a)	41

			301

		Food & Staples Retailing — 2.6%
2		BJ’s Wholesale Club, Inc. (a)	74
5		Kroger Co. (The)	98
1		Wal-Mart Stores, Inc.	70

			242

		Food Products — 2.7%
1		Archer-Daniels-Midland Co.	37
2		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	38
1		General Mills, Inc.	27
1		Ralcorp Holdings, Inc. (a)	73
3		TreeHouse Foods, Inc. (a)	78

			253

		Gas Utilities — 0.7%
2		New Jersey Resources Corp.	56
1		UGI Corp.	13

			69

		Health Care Providers & Services — 4.1%
4		Aetna, Inc.	101
1		Amedisys, Inc. (a)	34
2		CIGNA Corp.	42
1		LHC Group, Inc. (a)	20
1		LifePoint Hospitals, Inc. (a)	19
1		McKesson Corp.	51
2		Omnicare, Inc.	56
2		Owens & Minor, Inc.	60

			383

		Hotels, Restaurants & Leisure — 1.2%
2		McDonald’s Corp.	115

		Household Durables — 0.8%
2		Centex Corp.	15
4		D.R. Horton, Inc.	43
1		Snap-On, Inc.	12

			70

		Household Products — 1.5%
2		Church & Dwight Co., Inc.	99
1		Clorox Co.	44

			143

		Industrial Conglomerates — 1.9%
2		3M Co.	80
10		General Electric Co.	100

			180

		Insurance — 2.8%
3		ACE Ltd., (Switzerland)	107
1		Allied World Assurance Co. Holdings Ltd., (Bermuda)	32
2		Chubb Corp. (The)	85
—	(h)	MetLife, Inc.	5
1		Travelers Cos., Inc. (The)	26

			255

		Internet Software & Services — 0.5%
3		EarthLink, Inc. (a)	19
1		Sohu.com, Inc., (China) (a)	27

			46

		IT Services — 1.5%
4		Accenture Ltd., (Bermuda), Class A	104
2		Acxiom Corp.	14
1		CSG Systems International, Inc. (a)	19

			137

		Leisure Equipment & Products — 0.2%
1		Hasbro, Inc.	23

		Life Sciences Tools & Services — 1.2%
3		Life Technologies Corp. (a)	112

		Machinery — 2.4%
2		Caterpillar, Inc.	45
1		Danaher Corp.	60
2		Gardner Denver, Inc. (a)	42
1		Navistar International Corp. (a)	32
2		Wabtec Corp.	43

			222

		Media — 2.2%
3		DISH Network Corp., Class A (a)	29
2		Omnicom Group, Inc.	53
—	(h)	Time Warner Cable, Inc.	10
2		Time Warner, Inc.	30
4		Walt Disney Co. (The)	80

			202

		Metals & Mining — 0.5%
1		Compass Minerals International, Inc.	42

		Multiline Retail — 1.1%
2		Big Lots, Inc. (a)	41
7		Macy’s, Inc.	59

			100

		Multi-Utilities — 1.5%
2		Consolidated Edison, Inc.	77
2		Dominion Resources, Inc.	59

			136

		Oil, Gas & Consumable Fuels — 10.0%
1		Alpha Natural Resources, Inc. (a)	25
1		Apache Corp.	58
3		Chevron Corp.	225
2		Encore Acquisition Co. (a)	45
5		Exxon Mobil Corp.	323
2		Occidental Petroleum Corp.	134
2		Southwestern Energy Co. (a)	59
2		XTO Energy, Inc.	60

			929

		Personal Products — 1.0%
1		Chattem, Inc. (a)	53
3		Herbalife Ltd., (Cayman Islands)	40

			93

		Pharmaceuticals — 7.7%
1		Abbott Laboratories	69
2		Bristol-Myers Squibb Co.	54
2		Eli Lilly & Co.	70
2		Endo Pharmaceuticals Holdings, Inc. (a)	33
2		Johnson & Johnson	81
4		Merck & Co., Inc.	119
8		Pfizer, Inc.	108
1		Schering-Plough Corp.	34
3		Valeant Pharmaceuticals International (a)	50
6		Warner Chilcott Ltd., (Bermuda), Class A (a)	62
1		Watson Pharmaceuticals, Inc. (a)	31

			711

		Professional Services — 0.7%
—	(h)	Dun & Bradstreet Corp.	23
1		Watson Wyatt Worldwide, Inc., Class A	37

			60

		Real Estate Investment Trusts (REITs) — 1.5%
1		Annaly Capital Management, Inc.	18
1		Digital Realty Trust, Inc.	25
2		Duke Realty Corp.	8
1		Entertainment Properties Trust	10
1		Equity Lifestyle Properties, Inc.	25
1		Liberty Property Trust	12
2		Omega Healthcare Investors, Inc.	27
1		Realty Income Corp.	15

			140

		Road & Rail — 0.5%
1		Norfolk Southern Corp.	46

		Semiconductors & Semiconductor Equipment — 2.7%
2		Altera Corp.	27
3		Integrated Device Technology, Inc. (a)	13
3		Intel Corp.	50
2		Lam Research Corp. (a)	41
1		Marvell Technology Group Ltd., (Bermuda) (a)	10
1		National Semiconductor Corp.	14
1		Novellus Systems, Inc. (a)	18
5		ON Semiconductor Corp. (a)	18
3		Skyworks Solutions, Inc. (a)	20
2		Xilinx, Inc.	40

			251

		Software — 5.6%
2		BMC Software, Inc. (a)	68
9		Oracle Corp. (a)	169
3		Solera Holdings, Inc. (a)	67
2		Sybase, Inc. (a)	69
10		Symantec Corp. (a)	147

			520

		Specialty Retail — 2.6%
2		Advance Auto Parts, Inc.	94
6		Gap, Inc. (The)	82
1		Sherwin-Williams Co. (The)	65

			241

		Textiles, Apparel & Luxury Goods — 0.2%
1		Carter’s, Inc. (a)	22

		Thrifts & Mortgage Finance — 0.4%
3		New York Community Bancorp, Inc.	35

		Tobacco — 2.8%
9		Altria Group, Inc.	139
2		Lorillard, Inc.	120

			259

		Wireless Telecommunication Services — 0.9%
15		Sprint Nextel Corp. (a)	54
2		Syniverse Holdings, Inc. (a)	33

			87

		Total Long-Term Investments (Cost $10,613)	9,266

		Short-Term Investment — 0.6%
		Investment Company — 0.6%
50		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $50)	50

		Total Investments — 100.7% (Cost $10,663)	9,316
		Liabilities in Excess of Other Assets — (0.7)%	(64)

		NET ASSETS — 100.0%	$9,252

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553
Aggregate gross unrealized depreciation	(1,900)

Net unrealized appreciation/depreciation	$(1,347)

Federal income tax cost of investments	$10,663

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 9,316	$ -
Level 2 – Other significant observable inputs	-	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 9,316	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Positions — 120.4% (j)
	Long-Term Investments — 119.2%
	Common Stocks — 119.2%
	Aerospace & Defense — 1.6%
17	Goodrich Corp.	644
5	L-3 Communications Holdings, Inc.	315

		959

	Air Freight & Logistics — 0.7%
9	United Parcel Service, Inc., Class B	435

	Beverages — 4.4%
26	Coca-Cola Co. (The)	1,134
16	Hansen Natural Corp. (a)	593
20	PepsiCo, Inc.	1,036

		2,763

	Biotechnology — 1.1%
8	Alexion Pharmaceuticals, Inc. (a)	309
5	Cephalon, Inc. (a)	351

		660

	Capital Markets — 8.1%
51	Ameriprise Financial, Inc.	1,039
21	Bank of New York Mellon Corp. (The)	589
5	BlackRock, Inc.	636
49	Charles Schwab Corp. (The)	762
7	Goldman Sachs Group, Inc. (The)	765
13	Investment Technology Group, Inc. (a)	323
23	Morgan Stanley	519
7	Northern Trust Corp.	425

		5,058

	Chemicals — 2.7%
7	Air Products & Chemicals, Inc.	376
9	Monsanto Co.	756
8	Praxair, Inc.	552

		1,684

	Commercial Banks — 1.4%
15	U.S. Bancorp	225
47	Wells Fargo & Co.	667

		892

	Communications Equipment — 4.0%
84	Cisco Systems, Inc. (a)	1,411
19	Corning, Inc.	251
21	QUALCOMM, Inc.	826

		2,488

	Computers & Peripherals — 5.7%
8	Apple, Inc. (a)	841
11	International Business Machines Corp.	1,092
63	NetApp, Inc. (a)	942
34	Western Digital Corp. (a)	666

		3,541

	Construction & Engineering — 1.5%
16	Granite Construction, Inc.	611
8	URS Corp. (a)	314

		925

	Diversified Consumer Services — 0.6%
5	Apollo Group, Inc., Class A (a)	391

	Diversified Financial Services — 2.4%
100	Bank of America Corp.	684
2	CME Group, Inc.	483
5	IntercontinentalExchange, Inc. (a)	343

		1,510

	Diversified Telecommunication Services — 3.7%
54	AT&T, Inc.	1,359
30	Verizon Communications, Inc.	921

		2,280

	Electric Utilities — 1.0%
29	Northeast Utilities	618

	Electronic Equipment, Instruments & Components — 0.5%
9	Dolby Laboratories, Inc., Class A (a)	320

	Energy Equipment & Services — 4.0%
24	National Oilwell Varco, Inc. (a)	701
21	Transocean Ltd., (Switzerland) (a)	1,227
53	Weatherford International Ltd. (a)	577

		2,505

	Food & Staples Retailing — 4.3%
48	CVS/Caremark Corp.	1,322
26	Wal-Mart Stores, Inc.	1,363

		2,685

	Health Care Equipment & Supplies — 3.5%
8	Alcon, Inc., (Switzerland)	767
14	Gen-Probe, Inc. (a)	643
21	St. Jude Medical, Inc. (a)	752

		2,162

	Health Care Providers & Services — 1.2%
17	Aetna, Inc. (m)	423
12	AMERIGROUP Corp. (a)	328

		751

	Hotels, Restaurants & Leisure — 1.9%
9	Bally Technologies, Inc. (a)	171
47	Carnival Corp.	1,009

		1,180

	Household Durables — 1.0%
64	D.R. Horton, Inc.	617

	Household Products — 1.1%
14	Clorox Co.	704

	Industrial Conglomerates — 1.0%
61	General Electric Co.	620

	Insurance — 1.0%
8	ACE Ltd., (Switzerland)	336
14	Axis Capital Holdings Ltd., (Bermuda)	304

		640

	Internet & Catalog Retail — 1.0%
8	priceline.com, Inc. (a)	607

	Internet Software & Services — 2.8%
5	Google, Inc., Class A (a)	1,709

	IT Services — 1.1%
12	Visa, Inc., Class A	674

	Life Sciences Tools & Services — 3.4%
29	Life Technologies Corp. (a)	930
28	Thermo Fisher Scientific, Inc. (a)	990
5	Waters Corp. (a)	192

		2,112

	Machinery — 4.1%
13	Cummins, Inc.	342
19	Danaher Corp.	1,041
18	Navistar International Corp. (a)	599
12	SPX Corp.	569

		2,551

	Media — 3.0%
48	Comcast Corp., Class A	661
40	Discovery Communications, Inc., Class A (a)	636
144	Interpublic Group of Cos., Inc. (The) (a)	591

		1,888

	Metals & Mining — 0.5%
19	Southern Copper Corp.	322

	Multiline Retail — 2.8%
20	Family Dollar Stores, Inc.	668
18	Kohl’s Corp. (a)	757
37	Macy’s, Inc.	330

		1,755

	Multi-Utilities — 1.2%
26	Public Service Enterprise Group, Inc.	760

	Oil, Gas & Consumable Fuels — 11.1%
32	Alpha Natural Resources, Inc. (a)	563
13	Anadarko Petroleum Corp.	490
18	Chevron Corp.	1,215
45	Exxon Mobil Corp.	3,058
14	Occidental Petroleum Corp.	753
21	Valero Energy Corp.	383
15	XTO Energy, Inc.	462

		6,924

	Pharmaceuticals — 7.4%
41	Abbott Laboratories	1,967
25	Mylan, Inc. (a)	331
105	Pfizer, Inc.	1,428
15	Schering-Plough Corp.	350
12	Wyeth	512

		4,588

	Professional Services — 0.5%
10	Manpower, Inc.	322

	Road & Rail — 2.7%
16	CSX Corp.	414
23	Norfolk Southern Corp.	772
31	Werner Enterprises, Inc.	469

		1,655

	Semiconductors & Semiconductor Equipment — 6.3%
20	Altera Corp.	357
72	Applied Materials, Inc.	769
36	Broadcom Corp., Class A (a)	720
80	Intersil Corp., Class A	924
69	Texas Instruments, Inc.	1,146

		3,916

	Software — 3.8%
63	Activision Blizzard, Inc. (a)	656
18	Macrovision Solutions Corp. (a)	322
17	Microsoft Corp.	315
52	Symantec Corp. (a)	773
13	VMware, Inc., Class A (a)	314

		2,380

	Specialty Retail — 4.8%
13	Aaron Rents, Inc.	337
15	Advance Auto Parts, Inc. (m)	630
17	Guess?, Inc.	355
57	Home Depot, Inc.	1,342
17	Rent-A-Center, Inc. (a)	334

		2,998

	Textiles, Apparel & Luxury Goods — 1.3%
17	Nike, Inc., Class B	801

	Tobacco — 3.0%
75	Altria Group, Inc.	1,205
11	Lorillard, Inc.	679

		1,884

	Total Long-Term Investments (Cost $72,607)	74,234

	Short-Term Investment — 1.2%
	Investment Company — 1.2%
769	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (Cost $769)	769

	Total Investments — 120.4% (Cost $73,376)	75,003
	Liabilities in Excess of Other Assets — (20.4)%	(12,707)

	NET ASSETS — 100.0%	$62,296

	Short Positions — 20.3%
	Common Stocks — 17.8%
	Aerospace & Defense — 0.5%
9	Boeing Co.	303

	Commercial Services & Supplies — 0.5%
14	Pitney Bowes, Inc.	327

	Computers & Peripherals — 0.5%
54	Seagate Technology, (Cayman Islands)	323

	Distributors — 0.5%
11	Genuine Parts Co.	327

	Diversified Consumer Services — 0.6%
7	New Oriental Education & Technology Group, (China), ADR (a)	332

	Electrical Equipment — 0.5%
11	Emerson Electric Co.	324

	Electronic Equipment, Instruments & Components — 1.0%
21	Agilent Technologies, Inc. (a)	324
11	Amphenol Corp., Class A	312

		636

	Energy Equipment & Services — 0.5%
29	BJ Services Co.	288

	Food & Staples Retailing — 1.0%
9	BJ’s Wholesale Club, Inc. (a)	272
20	Whole Foods Market, Inc.	336

		608

	Health Care Providers & Services — 2.2%
11	Omnicare, Inc.	275
9	Owens & Minor, Inc.	307
7	Quest Diagnostics, Inc.	326
11	WellPoint, Inc. (a)	435

		1,343

	Hotels, Restaurants & Leisure — 1.0%
11	Ctrip.com International, Ltd., (China), ADR	310
19	Marriott International, Inc., Class A	306

		616

	Household Durables — 0.5%
25	Leggett & Platt, Inc.	318

	Household Products — 0.5%
5	Colgate-Palmolive Co.	320

	Industrial Conglomerates — 0.5%
6	3M Co.	298

	IT Services — 0.5%
16	Cognizant Technology Solutions Corp., Class A (a)	331

	Leisure Equipment & Products — 0.5%
26	Mattel, Inc.	305

	Life Sciences Tools & Services — 0.9%
11	Charles River Laboratories International, Inc. (a)	286
8	Covance, Inc. (a)	292

		578

	Machinery — 1.1%
11	Caterpillar, Inc.	301
11	Parker Hannifin Corp.	357

		658

	Media — 1.0%
15	DreamWorks Animation SKG, Inc., Class A (a)	322
13	Omnicom Group, Inc.	304

		626

	Oil, Gas & Consumable Fuels — 1.0%
23	Frontier Oil Corp.	289
16	Holly Corp.	346

		635

	Semiconductors & Semiconductor Equipment — 1.0%
26	Linear Technology Corp.	600

	Software — 0.5%
10	McAfee, Inc. (a)	321

	Specialty Retail — 0.5%
18	Lowe’s Cos., Inc.	328

	Textiles, Apparel & Luxury Goods — 0.5%
13	Phillips-Van Heusen Corp.	304

	Total Common Stocks (Cost $10,928)	11,049

	Investment Companies — 2.5%
12	SPDR Trust, Series 1,	936
30	Consumer Staples Select Sector SPDR Fund	633

	Total Investment Companies (Cost $1,572)	1,569

	Total Short Positions (Proceeds $12,500)	12,618

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt
SPDR—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,583
Aggregate gross unrealized depreciation	(956)

Net unrealized appreciation/depreciation	$1,627

Federal income tax cost of investments	$73,376

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*

Level 1 – Quoted prices	$ 75,003	$ (12,618)	$ —
Level 2 – Other significant observable inputs	—	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 75,003	$ (12,618)	$ —

†  Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.6%
	Common Stocks — 98.6%
	Aerospace & Defense — 1.7%
26	General Dynamics Corp.	1,079
23	Lockheed Martin Corp.	1,574
15	Raytheon Co.	565

		3,218

	Air Freight & Logistics — 0.3%
45	UTi Worldwide, Inc., (United Kingdom)	533

	Airlines — 0.5%
33	Copa Holdings S.A., (Panama), Class A	932

	Auto Components — 0.3%
31	Autoliv, Inc., (Sweden)	578

	Beverages — 0.7%
52	Constellation Brands, Inc., Class A (a)	619
31	Pepsi Bottling Group, Inc.	690

		1,309

	Biotechnology — 1.6%
64	Amgen, Inc. (a)	3,184

	Capital Markets — 5.6%
62	Bank of New York Mellon Corp. (The)	1,763
43	Goldman Sachs Group, Inc. (The)	4,575
29	Knight Capital Group, Inc., Class A (a)	429
88	Morgan Stanley	2,007
28	Raymond James Financial, Inc. (c)	552
47	State Street Corp.	1,440

		10,766

	Chemicals — 1.6%
11	CF Industries Holdings, Inc.	775
14	FMC Corp.	621
12	Mosaic Co. (The)	496
28	PPG Industries, Inc.	1,033
14	Valspar Corp.	274

		3,199

	Commercial Banks — 5.7%
17	Bank of Hawaii Corp.	566
106	BB&T Corp. (c)	1,796
58	PNC Financial Services Group, Inc.	1,707
165	U.S. Bancorp	2,410
325	Wells Fargo & Co.	4,634

		11,113

	Commercial Services & Supplies — 0.8%
27	Pitney Bowes, Inc.	634
50	R.R. Donnelley & Sons Co.	363
31	Republic Services, Inc.	531

		1,528

	Computers & Peripherals — 2.1%
79	Hewlett-Packard Co.	2,542
8	International Business Machines Corp.	727
70	SanDisk Corp. (a)	891

		4,160

	Construction & Engineering — 1.2%
37	EMCOR Group, Inc. (a)	642
33	Shaw Group, Inc. (The) (a)	916
17	URS Corp. (a)	679

		2,237

	Consumer Finance — 0.1%
49	SLM Corp. (a)	241

	Containers & Packaging — 0.7%
20	Rock-Tenn Co., Class A	546
15	Silgan Holdings, Inc.	762

		1,308

	Diversified Financial Services — 1.7%
379	Bank of America Corp.	2,586
263	Citigroup, Inc. (c)	665

		3,251

	Diversified Telecommunication Services — 6.6%
99	AT&T, Inc.	2,495
30	CenturyTel, Inc. (c)	838
19	Embarq Corp.	707
78	Frontier Communications Corp.	557
246	Qwest Communications International, Inc. (c)	840
219	Verizon Communications, Inc.	6,617
87	Windstream Corp.	701

		12,755

	Electric Utilities — 1.4%
107	American Electric Power Co., Inc.	2,708

	Energy Equipment & Services — 1.3%
20	ENSCO International, Inc.	515
17	National Oilwell Varco, Inc. (a)	477
30	Noble Corp.	715
15	Transocean Ltd., (Switzerland) (a)	888

		2,595

	Food & Staples Retailing — 1.7%
13	BJ’s Wholesale Club, Inc. (a) (c)	400
45	Safeway, Inc.	916
38	Wal-Mart Stores, Inc.	2,001

		3,317

	Food Products — 2.3%
58	Archer-Daniels-Midland Co.	1,597
42	Dean Foods Co. (a)	758
112	Del Monte Foods Co.	816
31	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	502
15	General Mills, Inc.	763

		4,436

	Health Care Equipment & Supplies — 0.3%
26	Kinetic Concepts, Inc. (a) (c)	551

	Health Care Providers & Services — 3.0%
45	Aetna, Inc.	1,090
62	CIGNA Corp.	1,090
23	LifePoint Hospitals, Inc. (a)	484
31	McKesson Corp.	1,100
38	Omnicare, Inc.	918
31	WellPoint, Inc. (a)	1,183

		5,865

	Hotels, Restaurants & Leisure — 0.8%
27	McDonald’s Corp.	1,495

	Household Durables — 1.0%
43	Centex Corp.	323
104	D.R. Horton, Inc.	1,010
19	Stanley Works (The)	550

		1,883

	Household Products — 1.9%
13	Kimberly-Clark Corp.	595
67	Procter & Gamble Co.	3,141

		3,736

	Independent Power Producers & Energy Traders — 0.3%
49	Mirant Corp. (a)	553

	Industrial Conglomerates — 2.7%
519	General Electric Co.	5,244

	Insurance — 4.8%
62	ACE Ltd., (Switzerland)	2,507
17	Allied World Assurance Co. Holdings Ltd., (Bermuda)	660
9	Arch Capital Group Ltd., (Bermuda) (a)	476
13	Chubb Corp. (The)	546
31	MetLife, Inc.	706
28	Prudential Financial, Inc.	529
98	Travelers Cos., Inc. (The)	3,974

		9,398

	IT Services — 0.6%
14	Alliance Data Systems Corp. (a) (c)	499
19	Computer Sciences Corp. (a)	685

		1,184

	Leisure Equipment & Products — 0.3%
23	Hasbro, Inc.	582

	Machinery — 1.5%
20	Caterpillar, Inc.	562
10	Flowserve Corp.	567
47	Gardner Denver, Inc. (a)	1,025
25	Navistar International Corp. (a)	833

		2,987

	Media — 3.1%
48	CBS Corp., Class B	183
69	DISH Network Corp., Class A (a)	769
31	Omnicom Group, Inc.	717
22	Time Warner Cable, Inc.	538
86	Time Warner, Inc.	1,666
114	Walt Disney Co. (The)	2,073

		5,946

	Metals & Mining — 0.3%
10	Compass Minerals International, Inc.	547

	Multiline Retail — 1.2%
40	Big Lots, Inc. (a)	829
171	Macy’s, Inc.	1,524

		2,353

	Multi-Utilities — 3.7%
60	CenterPoint Energy, Inc.	627
104	Dominion Resources, Inc.	3,218
70	Sempra Energy	3,255

		7,100

	Oil, Gas & Consumable Fuels — 16.8%
29	Alpha Natural Resources, Inc. (a)	506
26	Apache Corp.	1,634
131	Chevron Corp.	8,799
32	Concho Resources, Inc. (a)	824
35	ConocoPhillips	1,380
44	Encore Acquisition Co. (a)	1,017
196	Exxon Mobil Corp.	13,371
27	Occidental Petroleum Corp.	1,503
41	Southwestern Energy Co. (a)	1,208
11	Walter Industries, Inc.	247
66	XTO Energy, Inc.	2,024

		32,513

	Personal Products — 0.5%
27	Herbalife Ltd., (Cayman Islands)	410
34	NBTY, Inc. (a)	474

		884

	Pharmaceuticals — 9.6%
67	Eli Lilly & Co.	2,245
30	Endo Pharmaceuticals Holdings, Inc. (a)	528
63	Johnson & Johnson	3,330
117	Merck & Co., Inc.	3,132
428	Pfizer, Inc.	5,826
24	Watson Pharmaceuticals, Inc. (a)	759
66	Wyeth	2,836

		18,656

	Real Estate Investment Trusts (REITs) — 1.5%
11	Alexandria Real Estate Equities, Inc.	404
10	AMB Property Corp.	144
15	Annaly Capital Management, Inc.	206
78	Brandywine Realty Trust	223
31	Duke Realty Corp.	169
15	Entertainment Properties Trust	235
19	Liberty Property Trust	360
20	Mack-Cali Realty Corp.	396
7	Public Storage	376
5	Realty Income Corp. (c)	101
28	Senior Housing Properties Trust	387

		3,001

	Road & Rail — 0.2%
14	Norfolk Southern Corp.	457

	Semiconductors & Semiconductor Equipment — 0.9%
11	Broadcom Corp., Class A (a)	224
35	Lam Research Corp. (a)	795
70	LSI Corp. (a)	212
17	Novellus Systems, Inc. (a)	275
17	Xilinx, Inc.	320

		1,826

	Software — 0.8%
25	Sybase, Inc. (a)	767
55	Symantec Corp. (a)	817

		1,584

	Specialty Retail — 2.0%
25	Advance Auto Parts, Inc.	1,031
54	RadioShack Corp.	464
41	Rent-A-Center, Inc. (a)	802
23	Ross Stores, Inc.	824
33	TJX Cos., Inc.	838

		3,959

	Textiles, Apparel & Luxury Goods — 0.3%
30	Carter’s, Inc. (a)	570

	Tobacco — 1.8%
193	Altria Group, Inc.	3,084
10	Reynolds American, Inc.	373

		3,457

	Wireless Telecommunication Services — 0.8%
408	Sprint Nextel Corp. (a)	1,457

	Total Long-Term Investments (Cost $247,000)	191,156

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
3,041	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $3,041)	3,041

	Investments of Cash Collateral for Securities on Loan — 2.7%
	Investment Company — 2.7%
5,295	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l) (Cost $5,295)	5,295

	Total Investments — 102.9% (Cost $255,336)	199,492
	Liabilities in Excess of Other Assets — (2.9)%	(5,585)

	NET ASSETS — 100.0%	$193,907

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

17	S&P 500 Index	06/30/09	$3,378	$106

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,536
Aggregate gross unrealized depreciation	(60,380)

Net unrealized appreciation/depreciation	$(55,844)

Federal income tax cost of investments	$255,336

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 199,492	$ 106	$ —
Level 2 - Other significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$ 199,492	$ 106	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Aerospace & Defense — 1.7%
8	Alliant Techsystems, Inc. (a)	563
3	L-3 Communications Holdings, Inc.	169
29	Precision Castparts Corp.	1,763

		2,495

	Airlines — 0.3%
65	Delta Air Lines, Inc. (a)	367

	Auto Components — 0.6%
46	Gentex Corp.	458
30	WABCO Holdings, Inc.	365

		823

	Beverages — 0.2%
7	Brown-Forman Corp., Class B	271

	Biotechnology — 0.9%
16	Celgene Corp. (a)	724
13	Myriad Genetics, Inc. (a)	591

		1,315

	Building Products — 0.1%
8	Owens Corning, Inc. (a)	71

	Capital Markets — 4.1%
13	Affiliated Managers Group, Inc. (a)	537
31	Investment Technology Group, Inc. (a)	788
22	Lazard Ltd., (Bermuda), Class A	635
24	Northern Trust Corp.	1,408
59	Och-Ziff Capital Management Group LLC, Class A	359
52	T. Rowe Price Group, Inc. (c)	1,491
47	TD AMERITRADE Holding Corp. (a)	644

		5,862

	Chemicals — 4.2%
7	Air Products & Chemicals, Inc.	405
51	Albemarle Corp.	1,117
46	Ecolab, Inc.	1,610
20	PPG Industries, Inc.	731
19	Praxair, Inc.	1,245
39	Rockwood Holdings, Inc. (a)	313
17	Sigma-Aldrich Corp.	631

		6,052

	Commercial Banks — 3.0%
12	BancorpSouth, Inc.	242
5	City National Corp.	172
25	Cullen/Frost Bankers, Inc.	1,173
36	M&T Bank Corp.	1,610
89	Synovus Financial Corp.	288
41	TCF Financial Corp.	479
30	Wilmington Trust Corp.	295

		4,259

	Commercial Services & Supplies — 3.6%
107	Corrections Corp. of America (a)	1,367
61	Republic Services, Inc.	1,053
24	Stericycle, Inc. (a)	1,124
66	Waste Connections, Inc. (a)	1,703

		5,247

	Communications Equipment — 1.6%
41	CommScope, Inc. (a)	468
34	F5 Networks, Inc. (a)	704
24	Harris Corp.	692
31	Juniper Networks, Inc. (a)	459

		2,323

	Computers & Peripherals — 0.7%
29	NCR Corp. (a)	230
52	NetApp, Inc. (a)	764

		994

	Construction & Engineering — 0.7%
20	Aecom Technology Corp. (a)	519
19	Shaw Group, Inc. (The) (a)	529

		1,048

	Construction Materials — 0.3%
8	Vulcan Materials Co.	359

	Containers & Packaging — 1.2%
31	Ball Corp.	1,345
11	Greif, Inc., Class A	353

		1,698

	Distributors — 0.9%
41	Genuine Parts Co.	1,233

	Diversified Consumer Services — 1.0%
20	DeVry, Inc.	973
27	H&R Block, Inc.	495

		1,468

	Diversified Financial Services — 0.8%
37	Interactive Brokers Group, Inc., Class A (a)	591
8	IntercontinentalExchange, Inc. (a)	578

		1,169

	Diversified Telecommunication Services — 1.4%
21	CenturyTel, Inc.	596
129	tw telecom, inc. (a)	1,127
38	Windstream Corp.	310

		2,033

	Electric Utilities — 2.1%
57	American Electric Power Co., Inc.	1,430
16	FirstEnergy Corp.	598
60	Westar Energy, Inc.	1,050

		3,078

	Electrical Equipment — 1.0%
14	Cooper Industries Ltd., Class A	372
2	First Solar, Inc. (a) (c)	324
17	Roper Industries, Inc.	736

		1,432

	Electronic Equipment, Instruments & Components — 3.4%
74	Amphenol Corp., Class A	2,098
60	Arrow Electronics, Inc. (a)	1,144
18	Dolby Laboratories, Inc., Class A (a)	623
18	FLIR Systems, Inc. (a)	363
57	Tyco Electronics Ltd., (Bermuda)	624

		4,852

	Energy Equipment & Services — 1.0%
29	Cameron International Corp. (a)	626
13	Helmerich & Payne, Inc.	298
13	Oceaneering International, Inc. (a)	462

		1,386

	Food & Staples Retailing — 1.3%
83	Safeway, Inc.	1,678
8	SYSCO Corp.	184

		1,862

	Food Products — 0.5%
20	JM Smucker Co. (The)	753

	Gas Utilities — 2.2%
52	Energen Corp.	1,521
31	EQT Corp.	965
21	ONEOK, Inc.	466
6	Questar Corp.	176

		3,128

	Health Care Equipment & Supplies — 1.9%
15	Becton, Dickinson & Co.	1,036
26	DENTSPLY International, Inc.	688
42	Hologic, Inc. (a) (c)	553
14	Zimmer Holdings, Inc. (a)	511

		2,788

	Health Care Providers & Services — 3.9%
25	Community Health Systems, Inc. (a)	390
43	Coventry Health Care, Inc. (a)	562
21	DaVita, Inc. (a)	932
12	Express Scripts, Inc. (a)	540
27	Humana, Inc. (a)	695
40	Lincare Holdings, Inc. (a)	861
74	VCA Antech, Inc. (a)	1,673

		5,653

	Health Care Technology — 0.5%
18	Cerner Corp. (a) (c)	784

	Hotels, Restaurants & Leisure — 2.9%
31	Burger King Holdings, Inc.	707
27	Darden Restaurants, Inc.	915
54	Marriott International, Inc., Class A	875
34	Penn National Gaming, Inc. (a)	814
35	Tim Hortons, Inc., (Canada) (c)	893

		4,204

	Household Durables — 0.6%
28	Fortune Brands, Inc.	677
16	Jarden Corp. (a)	203

		880

	Household Products — 0.5%
14	Clorox Co.	726

	Industrial Conglomerates — 1.1%
62	Carlisle Cos., Inc.	1,219
26	McDermott International, Inc. (a)	354

		1,573

	Insurance — 8.5%
32	ACE Ltd., (Switzerland)	1,277
18	AON Corp.	731
58	Assurant, Inc.	1,272
62	Cincinnati Financial Corp.	1,421
15	Everest Re Group Ltd., (Bermuda)	1,069
44	Fidelity National Financial, Inc.	856
55	HCC Insurance Holdings, Inc.	1,388
11	Loews Corp.	248
175	Old Republic International Corp.	1,898
80	OneBeacon Insurance Group Ltd., Class A	769
54	Principal Financial Group, Inc.	443
38	W.R. Berkley Corp.	866

		12,238

	Internet & Catalog Retail — 0.5%
10	Amazon.com, Inc. (a)	764

	Internet Software & Services — 1.3%
55	Akamai Technologies, Inc. (a)	1,067
14	Equinix, Inc. (a)	764

		1,831

	IT Services — 1.7%
6	MasterCard, Inc., Class A	946
45	SAIC, Inc. (a)	833
26	Total System Services, Inc.	365
29	Western Union Co. (The)	361

		2,505

	Life Sciences Tools & Services — 1.4%
18	Covance, Inc. (a) (c)	652
36	Illumina, Inc. (a) (c)	1,325

		1,977

	Machinery — 2.0%
16	AGCO Corp. (a)	308
13	Bucyrus International, Inc.	204
18	Cummins, Inc.	454
15	Dover Corp.	390
14	Illinois Tool Works, Inc.	429
24	Pall Corp.	483
23	Wabtec Corp.	614

		2,882

	Media — 3.2%
39	Cablevision Systems Corp., Class A	510
72	Clear Channel Outdoor Holdings, Inc., Class A (a)	263
42	Discovery Communications, Inc., Class A (a)	675
28	John Wiley & Sons, Inc., Class A	846
12	Morningstar, Inc. (a) (c)	419
13	Omnicom Group, Inc.	311
29	Scripps Networks Interactive, Inc., Class A	648
3	Washington Post Co. (The), Class B	898

		4,570

	Multiline Retail — 1.1%
27	Kohl’s Corp. (a)	1,155
27	Nordstrom, Inc. (c)	459

		1,614

	Multi-Utilities — 2.8%
106	CMS Energy Corp.	1,249
37	PG&E Corp.	1,400
73	Xcel Energy, Inc.	1,364

		4,013

	Oil, Gas & Consumable Fuels — 5.5%
11	Apache Corp.	711
35	Cabot Oil & Gas Corp.	830
64	CVR Energy, Inc. (a)	356
18	Devon Energy Corp.	796
72	Forest Oil Corp. (a)	949
24	Kinder Morgan Management LLC (a)	998
10	Noble Energy, Inc.	539
35	Southwestern Energy Co. (a)	1,036
43	Teekay Corp., (Bahamas)	609
100	Williams Cos., Inc.	1,136

		7,960

	Professional Services — 0.6%
18	FTI Consulting, Inc. (a) (c)	898

	Real Estate Investment Trusts (REITs) — 2.1%
85	Kimco Realty Corp.	644
9	Public Storage	481
5	Rayonier, Inc.	155
24	Regency Centers Corp.	645
20	Ventas, Inc.	450
21	Vornado Realty Trust	692

		3,067

	Real Estate Management & Development — 0.4%
92	Brookfield Properties Corp., (Canada)	530

	Road & Rail — 0.9%
40	Landstar System, Inc.	1,322

	Semiconductors & Semiconductor Equipment — 2.1%
65	Broadcom Corp., Class A (a) (c)	1,303
25	KLA-Tencor Corp.	490
10	Lam Research Corp. (a)	217
51	Marvell Technology Group Ltd., (Bermuda) (a)	465
30	Xilinx, Inc.	565

		3,040

	Software — 3.0%
95	Amdocs Ltd., (United Kingdom) (a)	1,755
14	ANSYS, Inc. (a)	353
21	Electronic Arts, Inc. (a)	384
54	Jack Henry & Associates, Inc.	884
54	Nuance Communications, Inc. (a)	588
13	Sybase, Inc. (a)	406

		4,370

	Specialty Retail — 6.1%
21	Advance Auto Parts, Inc.	875
55	American Eagle Outfitters, Inc.	667
48	AutoNation, Inc. (a)	665
4	AutoZone, Inc. (a)	683
33	Bed Bath & Beyond, Inc. (a)	819
28	CarMax, Inc. (a) (c)	343
57	Gap, Inc. (The)	734
29	Sherwin-Williams Co. (The) (c)	1,528
42	Staples, Inc.	768
30	Tiffany & Co.	645
40	TJX Cos., Inc.	1,013

		8,740

	Textiles, Apparel & Luxury Goods — 0.9%
10	Columbia Sportswear Co.	294
19	V.F. Corp.	1,068

		1,362

	Thrifts & Mortgage Finance — 0.7%
57	People’s United Financial, Inc.	1,021

	Tobacco — 0.4%
9	Lorillard, Inc.	537

	Water Utilities — 0.3%
20	American Water Works Co., Inc.	377

	Wireless Telecommunication Services — 1.4%
23	Leap Wireless International, Inc. (a) (c)	792
51	Telephone & Data Systems, Inc.	1,194

		1,986

	Total Long-Term Investments (Cost $163,323)	139,790

	Short-Term Investment — 3.5%
	Investment Company — 3.5%
4,961	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $4,961)	4,961

	Investment of Cash Collateral for Securities on Loan — 5.7%
	Investment Company — 5.7%
8,208	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $8,208)	8,208

	Total Investments — 106.3% (Cost $176,492)	152,959
	Liabilities in Excess of Other Assets — (6.3)%	(9,056)

	NET ASSETS — 100.0%	$143,903

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,358
Aggregate gross unrealized depreciation	(32,891)

Net unrealized appreciation/depreciation	$(23,533)

Federal income tax cost of investments	$176,492

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 152,959	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 152,959	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.7%
		Common Stocks — 97.0%
		Aerospace & Defense — 1.7%
115		Ceradyne, Inc. (a)	2,087
13		Curtiss-Wright Corp.	356
19		DynCorp International, Inc., Class A (a)	254
73		Esterline Technologies Corp. (a)	1,480
13		HEICO Corp. (c)	309
12		Triumph Group, Inc.	439

			4,925

		Air Freight & Logistics — 0.5%
23		Atlas Air Worldwide Holdings, Inc. (a)	397
54		Hub Group, Inc., Class A (a)	910
39		Pacer International, Inc.	135

			1,442

		Airlines — 1.2%
309		Hawaiian Holdings, Inc. (a)	1,153
159		Republic Airways Holdings, Inc. (a)	1,033
86		SkyWest, Inc.	1,072
73		U.S. Airways Group, Inc. (a)	184

			3,442

		Auto Components — 0.0% (g)
99		Quantum Fuel Systems Technologies Worldwide, Inc. (a)	79

		Biotechnology — 5.6%
27		Acorda Therapeutics, Inc. (a)	543
61		Alexion Pharmaceuticals, Inc. (a) (c)	2,305
57		Alkermes, Inc. (a)	695
31		Anadys Pharmaceuticals, Inc. (a)	207
60		Arena Pharmaceuticals, Inc. (a) (c)	181
40		Cell Genesys, Inc. (a)	12
98		Cytokinetics, Inc. (a)	167
134		Halozyme Therapeutics, Inc. (a)	733
7		Idera Pharmaceuticals, Inc. (a)	46
42		InterMune, Inc. (a)	697
32		Maxygen, Inc. (a)	214
86		Medarex, Inc. (a)	443
73		Myriad Genetics, Inc. (a)	3,333
19		Onyx Pharmaceuticals, Inc. (a)	554
33		OSI Pharmaceuticals, Inc. (a) (c)	1,266
44		Pharmasset, Inc. (a)	428
28		Progenics Pharmaceuticals, Inc. (a)	186
114		Protalix BioTherapeutics, Inc., (Israel) (a)	228
17		Regeneron Pharmaceuticals, Inc. (a)	240
61		Rigel Pharmaceuticals, Inc. (a) (c)	371
110		Seattle Genetics, Inc. (a) (c)	1,086
61		Theravance, Inc. (a) (c)	1,035
18		United Therapeutics Corp. (a) (c)	1,157

			16,127

		Building Products — 0.6%
50		Gibraltar Industries, Inc.	237
125		INSTEEL Industries, Inc. (c)	870
55		Quanex Building Products Corp.	420
7		Trex Co., Inc. (a) (c)	53

			1,580

		Capital Markets — 1.3%
117		Knight Capital Group, Inc., Class A (a)	1,729
26		Kohlberg Capital Corp. (c)	79
52		LaBranche & Co., Inc. (a)	196
18		optionsXpress Holdings, Inc.	199
18		Patriot Capital Funding, Inc.	33
15		Pzena Investment Management, Inc., Class A	29
90		SWS Group, Inc.	1,395
8		thinkorswim Group, Inc. (a)	68
3		US Global Investors, Inc., Class A	16

			3,744

		Chemicals — 1.4%
15		Balchem Corp.	383
55		H.B. Fuller Co.	708
82		Innophos Holdings, Inc.	924
66		Koppers Holdings, Inc.	953
169		PolyOne Corp. (a)	390
85		Spartech Corp.	210
35		W.R. Grace & Co. (a)	219
20		Zep, Inc.	208

			3,995

		Commercial Banks — 6.0%
8		1st Source Corp.	143
20		Ameris Bancorp	94
4		BancFirst Corp.	160
36		Banco Latinoamericano de Exportaciones S.A., (Panama), Class E	334
35		Central Pacific Financial Corp.	194
38		City Holding Co.	1,034
99		Colonial BancGroup, Inc. (The) (c)	89
20		Columbia Banking System, Inc.	128
53		Community Bank System, Inc.	881
16		Community Trust Bancorp, Inc.	423
48		CVB Financial Corp. (c)	320
38		East West Bancorp, Inc.	173
12		Farmers Capital Bank Corp. (c)	180
139		First Bancorp (c)	590
6		First Bancorp (c)	73
20		First Community Bancshares, Inc.	237
3		First Financial Bancorp	26
4		First South Bancorp, Inc. (c)	47
28		Glacier Bancorp, Inc. (c)	440
10		Green Bankshares, Inc. (c)	85
85		Hanmi Financial Corp. (c)	110
7		Heritage Commerce Corp.	37
62		Iberiabank Corp. (c)	2,844
38		International Bancshares Corp. (c)	297
21		Lakeland Financial Corp.	399
8		MainSource Financial Group, Inc. (c)	62
87		Nara Bancorp, Inc.	257
54		National Penn Bancshares, Inc. (c)	444
21		NBT Bancorp, Inc.	452
—	(h)	Pacific Continental Corp.	4
20		Peoples Bancorp, Inc.	264
25		Prosperity Bancshares, Inc.	678
52		Provident Bankshares Corp.	366
6		Renasant Corp.	79
11		Republic Bancorp, Inc., Class A (c)	214
15		Santander BanCorp (c)	117
7		Sierra Bancorp	65
10		Simmons First National Corp., Class A	262
15		Southside Bancshares, Inc.	291
51		Southwest Bancorp, Inc.	482
158		Sterling Bancshares, Inc.	1,031
50		Sterling Financial Corp. (c)	104
11		TriCo Bancshares	189
29		UCBH Holdings, Inc. (c)	44
27		West Coast Bancorp	59
53		Westamerica Bancorp (c)	2,406
28		Wilshire Bancorp, Inc.	146

			17,354

		Commercial Services & Supplies — 3.0%
60		ATC Technology Corp. (a)	671
67		Cenveo, Inc. (a) (c)	219
153		Comfort Systems USA, Inc.	1,586
55		Consolidated Graphics, Inc. (a)	705
227		Deluxe Corp.	2,182
29		Ennis, Inc.	260
65		GEO Group, Inc. (The) (a)	861
71		Herman Miller, Inc.	760
8		HNI Corp. (c)	78
119		Knoll, Inc.	728
10		Metalico, Inc. (a)	17
3		PRG-Schultz International, Inc. (a)	10
20		United Stationers, Inc. (a)	573
1		Waste Connections, Inc. (a)	23

			8,673

		Communications Equipment — 3.0%
285		3Com Corp. (a)	881
213		Arris Group, Inc. (a) (c)	1,569
44		Avocent Corp. (a)	533
28		Black Box Corp.	661
27		Blue Coat Systems, Inc. (a)	321
36		Comtech Telecommunications Corp. (a)	884
8		Digi International, Inc. (a)	58
117		Emulex Corp. (a)	589
3		Extreme Networks, Inc. (a)	4
55		Finisar Corp. (a)	24
70		Harmonic, Inc. (a)	455
40		Harris Stratex Networks, Inc., Class A (a)	152
70		MRV Communications, Inc. (a)	22
30		NETGEAR, Inc. (a)	364
45		Plantronics, Inc.	541
40		Polycom, Inc. (a)	608
28		Sonus Networks, Inc. (a)	43
86		Symmetricom, Inc. (a)	299
46		Tekelec (a)	613
16		UTStarcom, Inc. (a)	13

			8,634

		Computers & Peripherals — 0.5%
29		Adaptec, Inc. (a)	70
12		Electronics for Imaging, Inc. (a)	118
12		Hypercom Corp. (a)	12
38		Imation Corp.	289
5		Intevac, Inc. (a)	28
23		Palm, Inc. (a) (c)	194
2		Presstek, Inc. (a)	4
31		Synaptics, Inc. (a) (c)	823

			1,538

		Construction & Engineering — 0.9%
11		EMCOR Group, Inc. (a)	190
76		MasTec, Inc. (a)	916
106		Perini Corp. (a)	1,305
19		Pike Electric Corp. (a)	176

			2,587

		Construction Materials — 0.1%
24		Headwaters, Inc. (a)	76
33		U.S. Concrete, Inc. (a)	66

			142

		Consumer Finance — 2.0%
63		Advance America Cash Advance Centers, Inc.	106
146		Cash America International, Inc.	2,291
125		Dollar Financial Corp. (a)	1,194
57		EZCORP, Inc., Class A (a)	660
20		First Cash Financial Services, Inc. (a) (c)	303
24		Nelnet, Inc., Class A (a)	213
65		World Acceptance Corp. (a) (c)	1,113

			5,880

		Containers & Packaging — 1.9%
74		Myers Industries, Inc.	456
111		Rock-Tenn Co., Class A	2,997
36		Silgan Holdings, Inc.	1,891

			5,344

		Diversified Financial Services — 0.7%
13		Compass Diversified Holdings	115
19		Encore Capital Group, Inc. (a)	87
26		Financial Federal Corp.	547
80		Interactive Brokers Group, Inc., Class A (a)	1,295

			2,044

		Diversified Telecommunication Services — 1.1%
494		Cincinnati Bell, Inc. (a)	1,136
239		Premiere Global Services, Inc. (a)	2,111

			3,247

		Electric Utilities — 2.3%
105		El Paso Electric Co. (a)	1,482
110		Portland General Electric Co.	1,935
27		UniSource Energy Corp. (c)	772
134		Westar Energy, Inc.	2,346

			6,535

		Electrical Equipment — 2.4%
22		A.O. Smith Corp.	546
61		Acuity Brands, Inc.	1,382
14		American Superconductor Corp. (a) (c)	237
30		Energy Conversion Devices, Inc. (a) (c)	401
23		Evergreen Solar, Inc. (a) (c)	49
233		GrafTech International Ltd. (a)	1,435
14		GT Solar International, Inc. (a)	92
21		Polypore International, Inc. (a)	85
88		Regal-Beloit Corp.	2,693

			6,920

		Electronic Equipment, Instruments & Components — 1.4%
37		Anixter International, Inc. (a)	1,172
73		Benchmark Electronics, Inc. (a)	818
8		Brightpoint, Inc. (a)	33
25		Checkpoint Systems, Inc. (a)	222
53		CTS Corp.	191
40		Insight Enterprises, Inc. (a)	121
18		Methode Electronics, Inc.	64
13		Multi-Fineline Electronix, Inc. (a) (c)	217
42		Plexus Corp. (a)	586
173		Sanmina-SCI Corp. (a)	53
40		Technitrol, Inc.	69
81		TTM Technologies, Inc. (a)	467
17		Zygo Corp. (a)	80

			4,093

		Energy Equipment & Services — 1.4%
77		Allis-Chalmers Energy, Inc. (a) (c)	149
22		Basic Energy Services, Inc. (a)	139
96		Gulfmark Offshore, Inc. (a)	2,288
17		Lufkin Industries, Inc.	640
20		Matrix Service Co. (a)	167
93		Newpark Resources (a)	235
116		Parker Drilling Co. (a)	214
21		T-3 Energy Services, Inc. (a)	245

			4,077

		Food & Staples Retailing — 0.9%
28		Casey’s General Stores, Inc.	755
30		Nash Finch Co.	851
13		Pantry, Inc. (The) (a)	234
50		Spartan Stores, Inc.	775

			2,615

		Food Products — 1.8%
14		Cal-Maine Foods, Inc. (c)	314
73		Chiquita Brands International, Inc. (a)	485
23		Flowers Foods, Inc.	531
147		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	2,407
12		Ralcorp Holdings, Inc. (a)	620
29		TreeHouse Foods, Inc. (a)	826

			5,183

		Gas Utilities — 2.1%
61		Laclede Group, Inc. (The)	2,385
56		New Jersey Resources Corp.	1,891
18		Northwest Natural Gas Co.	773
27		WGL Holdings, Inc.	879

			5,928

		Health Care Equipment & Supplies — 3.4%
29		Cantel Medical Corp. (a)	368
64		CONMED Corp. (a)	918
55		Electro-Optical Sciences, Inc. (a) (c)	239
32		Greatbatch, Inc. (a)	614
12		Haemonetics Corp. (a)	650
2		Integra LifeSciences Holdings Corp. (a)	59
126		Invacare Corp. (c)	2,018
12		Palomar Medical Technologies, Inc. (a) (c)	88
45		Quidel Corp. (a)	411
104		STERIS Corp.	2,411
77		Thoratec Corp. (a) (c)	1,973

			9,749

		Health Care Providers & Services — 4.7%
102		Alliance HealthCare Services, Inc. (a)	691
29		Amedisys, Inc. (a) (c)	789
62		AMERIGROUP Corp. (a)	1,702
74		AMN Healthcare Services, Inc. (a)	379
66		Centene Corp. (a)	1,195
22		Emergency Medical Services Corp., Class A (a)	697
122		Gentiva Health Services, Inc. (a)	1,848
78		Hanger Orthopedic Group, Inc. (a)	1,029
33		Healthsouth Corp. (a)	291
11		Healthspring, Inc. (a)	95
18		inVentiv Health, Inc. (a)	144
73		Owens & Minor, Inc.	2,409
69		PSS World Medical, Inc. (a) (c)	992
42		Psychiatric Solutions, Inc. (a) (c)	661
40		Res-Care, Inc. (a)	575
17		US Physical Therapy, Inc. (a)	164

			13,661

		Health Care Technology — 0.4%
23		MedAssets, Inc. (a)	326
99		Omnicell, Inc. (a)	771

			1,097

		Hotels, Restaurants & Leisure — 1.6%
48		CEC Entertainment, Inc. (a)	1,240
18		Cracker Barrel Old Country Store, Inc. (c)	518
268		Denny’s Corp. (a)	447
51		Einstein Noah Restaurant Group, Inc. (a)	298
88		Jack in the Box, Inc. (a)	2,057
17		Rick’s Cabaret International, Inc. (a)	78

		4,638

	Household Durables — 1.1%
91	Champion Enterprises, Inc. (a)	44
1	CSS Industries, Inc.	17
77	Helen of Troy Ltd., (Bermuda) (a)	1,053
32	Hooker Furniture Corp.	273
26	Jarden Corp. (a)	330
83	Tempur-Pedic International, Inc. (c)	604
49	Tupperware Brands Corp.	827

		3,148

	Household Products — 0.3%
133	Central Garden & Pet Co., Class A (a)	999

	Insurance — 4.3%
159	American Equity Investment Life Holding Co.	663
22	American Physicians Capital, Inc.	892
30	Amerisafe, Inc. (a)	453
22	Argo Group International Holdings Ltd., (Bermuda) (a)	651
87	Aspen Insurance Holdings Ltd., (Bermuda)	1,961
32	Delphi Financial Group, Inc., Class A	424
96	Flagstone Reinsurance Holdings Ltd., (Bermuda)	746
13	Hallmark Financial Services (a)	87
17	Horace Mann Educators Corp.	146
97	Meadowbrook Insurance Group, Inc.	589
21	National Financial Partners Corp.	66
1	Navigators Group, Inc. (a)	61
81	Platinum Underwriters Holdings Ltd., (Bermuda)	2,286
166	PMA Capital Corp., Class A (a)	692
57	Safety Insurance Group, Inc.	1,762
32	SeaBright Insurance Holdings, Inc. (a)	330
53	Selective Insurance Group	643

		12,452

	Internet & Catalog Retail — 0.0% (g)
2	NutriSystem, Inc. (c)	29

	Internet Software & Services — 1.6%
21	Ariba, Inc. (a)	185
24	Art Technology Group, Inc. (a)	61
34	AsiaInfo Holdings, Inc., (China) (a)	580
10	Digital River, Inc. (a)	304
265	EarthLink, Inc. (a)	1,740
27	j2 Global Communications, Inc. (a)	593
40	Perficient, Inc. (a)	215
198	United Online, Inc.	884

		4,562

	IT Services — 2.7%
82	Acxiom Corp.	603
36	CACI International, Inc., Class A (a)	1,314
164	CIBER, Inc. (a)	448
34	CSG Systems International, Inc. (a)	487
88	Cybersource Corp. (a)	1,306
36	Gartner, Inc. (a)	396
12	Global Cash Access Holdings, Inc. (a)	47
21	Hackett Group, Inc. (The) (a)	43
14	iGate Corp.	45
34	infoGROUP, Inc. (a)	142
8	Integral Systems, Inc. (a)	70
36	ManTech International Corp., Class A (a)	1,509
12	NCI, Inc., Class A (a)	307
77	Perot Systems Corp., Class A (a)	985

		7,702

	Leisure Equipment & Products — 0.9%
182	JAKKS Pacific, Inc. (a)	2,252
52	RC2 Corp. (a)	273
13	Steinway Musical Instruments (a)	159

		2,684

	Life Sciences Tools & Services — 0.5%
12	Enzo Biochem, Inc. (a)	49
51	eResearchTechnology, Inc. (a)	270
28	Exelixis, Inc. (a) (c)	129
8	Kendle International, Inc. (a)	159
50	Medivation, Inc. (a) (c)	921

		1,528

	Machinery — 3.2%
58	Barnes Group, Inc. (c)	615
13	Cascade Corp.	236
16	Chart Industries, Inc. (a)	128
63	CIRCOR International, Inc.	1,414
70	Columbus McKinnon Corp. (a)	607
118	EnPro Industries, Inc. (a) (c)	2,021
119	Force Protection, Inc. (a)	572
14	Middleby Corp. (a)	444
34	Wabash National Corp.	42
103	Wabtec Corp.	2,707
11	Watts Water Technologies, Inc., Class A (c)	211
312	Xerium Technologies, Inc. (a) (c)	209

		9,206

	Marine — 0.2%
186	Horizon Lines, Inc., Class A (c)	564

	Media — 0.7%
21	Belo Corp., Class A	13
61	Cinemark Holdings, Inc.	568
65	Cumulus Media, Inc., Class A (a)	66
56	Harte-Hanks, Inc. (c)	297
14	LIN TV Corp., Class A (a)	15
32	Marvel Entertainment, Inc. (a)	855
29	McClatchy Co., Class A (c)	14
28	Valassis Communications, Inc. (a)	43

		1,871

	Metals & Mining — 0.1%
3	Compass Minerals International, Inc.	169
26	Sutor Technology Group Ltd., (China) (a)	36

		205

	Multi-Utilities — 0.1%
22	Black Hills Corp.	386

	Oil, Gas & Consumable Fuels — 1.8%
5	APCO Argentina, Inc.	54
7	Clayton Williams Energy, Inc. (a)	205
198	Endeavour International Corp. (a)	172
96	EXCO Resources, Inc. (a)	956
6	FX Energy, Inc. (a)	16
26	Georesources, Inc. (a)	173
304	Gran Tierra Energy, Inc., (Canada) (a)	764
54	Knightsbridge Tankers Ltd., (Bermuda)	778
182	McMoRan Exploration Co. (a)	856
30	Northern Oil And Gas, Inc. (a)	107
34	Penn Virginia Corp.	370
28	Swift Energy Co. (a)	207
18	Toreador Resources Corp.	45
112	VAALCO Energy, Inc. (a)	595

		5,298

	Paper & Forest Products — 0.0% (g)
43	Buckeye Technologies, Inc. (a)	92

	Personal Products — 0.4%
75	American Oriental Bioengineering, Inc., (China) (a)	289
48	China Sky One Medical, Inc., (China) (a)	550
75	Prestige Brands Holdings, Inc. (a)	389

		1,228

	Pharmaceuticals — 1.1%
7	Auxilium Pharmaceuticals, Inc. (a) (c)	202
28	Cardiome Pharma Corp., (Canada) (a)	82
67	Cypress Bioscience, Inc. (a)	478
14	Optimer Pharmaceuticals, Inc. (a) (c)	181
24	Par Pharmaceutical Cos., Inc. (a)	225
13	Salix Pharmaceuticals Ltd. (a)	126
61	Sucampo Pharmaceuticals, Inc., Class A (a)	371
33	ULURU, Inc. (a)	6
32	Valeant Pharmaceuticals International (a)	566
41	XenoPort, Inc. (a)	784

		3,021

	Professional Services — 1.0%
26	COMSYS IT Partners, Inc. (a)	59
36	Heidrick & Struggles International, Inc.	632
115	Kforce, Inc. (a)	806
61	Korn/Ferry International (a)	548
24	Navigant Consulting, Inc. (a)	314
64	TrueBlue, Inc. (a)	524

		2,883

	Real Estate Investment Trusts (REITs) — 4.7%
16	American Campus Communities, Inc.	281
141	Anthracite Capital, Inc. (c)	48
35	Ashford Hospitality Trust, Inc.	53
86	Associated Estates Realty Corp.	490
16	BioMed Realty Trust, Inc.	109
46	Capstead Mortgage Corp.	496
290	DCT Industrial Trust, Inc.	918
58	Glimcher Realty Trust	82
58	Hersha Hospitality Trust	110
16	Home Properties, Inc. (c)	487
14	LaSalle Hotel Properties (c)	83
417	Lexington Realty Trust	993
112	Maguire Properties, Inc. (a) (c)	80
371	MFA Financial, Inc.	2,184
15	Mission West Properties, Inc.	99
111	National Retail Properties, Inc. (c)	1,761
146	NorthStar Realty Finance Corp. (c)	338
80	Omega Healthcare Investors, Inc.	1,126
31	Parkway Properties, Inc.	314
69	Pennsylvania Real Estate Investment Trust (c)	245
24	PS Business Parks, Inc.	888
25	RAIT Financial Trust	31
16	Saul Centers, Inc.	358
139	Senior Housing Properties Trust	1,943
85	Strategic Hotels & Resorts, Inc. (c)	59

		13,576

	Real Estate Management & Development — 0.1%
21	Forestar Group, Inc. (a)	160

	Road & Rail — 0.5%
61	Arkansas Best Corp.	1,164
9	Marten Transport Ltd. (a)	164
55	YRC Worldwide, Inc. (a) (c)	247

		1,575

	Semiconductors & Semiconductor Equipment — 3.9%
5	Actel Corp. (a)	54
10	Advanced Energy Industries, Inc. (a)	76
229	Amkor Technology, Inc. (a) (c)	615
34	Anadigics, Inc. (a)	70
24	Applied Micro Circuits Corp. (a)	115
166	Cirrus Logic, Inc. (a)	625
5	DSP Group, Inc. (a)	22
135	Entegris, Inc. (a)	116
28	FEI Co. (a)	427
47	IXYS Corp.	380
98	Kulicke & Soffa Industries, Inc. (a) (c)	256
27	Lattice Semiconductor Corp. (a)	37
76	Micrel, Inc.	538
26	Microsemi Corp. (a)	299
73	MIPS Technologies, Inc. (a)	212
26	MKS Instruments, Inc. (a)	383
277	PMC-Sierra, Inc. (a)	1,765
40	Semtech Corp. (a)	539
79	Silicon Image, Inc. (a)	189

59	Silicon Storage Technology, Inc. (a)	96
388	Skyworks Solutions, Inc. (a)	3,130
10	Standard Microsystems Corp. (a)	192
4	Supertex, Inc. (a)	85
80	Techwell, Inc. (a)	502
18	Tessera Technologies, Inc. (a)	237
61	TriQuint Semiconductor, Inc. (a)	152

		11,112

	Software — 4.0%
6	Actuate Corp. (a)	18
241	Aspen Technology, Inc. (a)	1,682
30	Epicor Software Corp. (a)	114
42	Informatica Corp. (a)	559
179	JDA Software Group, Inc. (a)	2,062
16	Macrovision Solutions Corp. (a)	281
15	Manhattan Associates, Inc. (a)	253
27	Mentor Graphics Corp. (a)	121
8	Net 1 UEPS Technologies, Inc., (South Africa) (a)	116
19	Netscout Systems, Inc. (a)	134
151	OpenTV Corp., Class A (a)	227
101	Parametric Technology Corp. (a)	1,006
8	Pegasystems, Inc.	147
37	Progress Software Corp. (a)	641
52	Quest Software, Inc. (a)	654
41	Smith Micro Software, Inc. (a) (c)	215
10	SPSS, Inc. (a)	290
93	Sybase, Inc. (a)	2,820
29	TeleCommunication Systems, Inc., Class A (a)	265

		11,605

	Specialty Retail — 4.5%
45	Aeropostale, Inc. (a)	1,185
73	Brown Shoe Co., Inc.	272
36	Buckle, Inc. (The) (c)	1,133
24	Children’s Place Retail Stores, Inc. (The) (a)	530
81	Collective Brands, Inc. (a)	791
97	Finish Line, Inc. (The), Class A	639
43	Gymboree Corp. (a)	924
34	Hot Topic, Inc. (a)	385
64	Jos. A. Bank Clothiers, Inc. (a)	1,783
169	Rent-A-Center, Inc. (a)	3,281
62	Sally Beauty Holdings, Inc. (a) (c)	350
503	Wet Seal, Inc. (The), Class A (a)	1,691

		12,964

	Textiles, Apparel & Luxury Goods — 1.8%
23	Deckers Outdoor Corp. (a)	1,199
40	Iconix Brand Group, Inc. (a) (c)	357
176	Maidenform Brands, Inc. (a)	1,608
37	Movado Group, Inc.	280
8	Oxford Industries, Inc.	49
106	Perry Ellis International, Inc. (a)	365
19	Steven Madden Ltd. (a)	359
34	UniFirst Corp.	955

		5,172

	Thrifts & Mortgage Finance — 1.1%
72	First Niagara Financial Group, Inc.	781
20	Guaranty Financial Group, Inc. (a) (c)	21
18	OceanFirst Financial Corp.	181
117	Ocwen Financial Corp. (a)	1,333
59	PMI Group, Inc. (The) (c)	36
66	Trustco Bank Corp.	400
22	WSFS Financial Corp.	501

		3,253

	Trading Companies & Distributors — 1.2%
24	Aceto Corp.	144
171	Applied Industrial Technologies, Inc. (c)	2,880
29	Kaman Corp.	359

		3,383

	Wireless Telecommunication Services — 1.3%
134	Centennial Communications Corp. (a)	1,108
147	Syniverse Holdings, Inc. (a)	2,321
147	Virgin Mobile USA, Inc., Class A (a)	190

		3,619

	Total Common Stocks (Cost $429,226)	279,550

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.7%
1,970	U.S. Treasury Notes, 3.125%, 11/30/09 (k)
	(Cost $2,001)	2,004

	Total Long-Term Investments (Cost $431,227)	281,554

SHARES

	Short-Term Investment — 4.7%
	Investment Company — 4.7%
13,483	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m)
	(Cost $13,483)	13,483

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 10.0%
	Corporate Note — 1.8%
5,000	ANZ National Bank Ltd., (New Zealand), VAR, 1.533%, 04/09/09 (e)	5,000

SHARES

	Investment Company — 8.2%
23,727	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l)	23,727

PRINCIPAL AMOUNT ($)

	Total Investments of Cash Collateral for Securities on Loan (Cost $28,727)	28,727

	Total Investments — 112.4% (Cost $473,437)	323,764
	Liabilities in Excess of Other Assets — (12.4)%	(35,599)

	NET ASSETS — 100.0%	$288,165

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

171	E-mini Russell 2000	06/19/09	$7,204	$1,001

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,189
Aggregate gross unrealized depreciation	(168,862)

Net unrealized appreciation/depreciation	$(149,673)

Federal income tax cost of investments	$473,437

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 316,760	$ 1,001	$ —
Level 2 – Other significant observable inputs	7,004	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 323,764	$ 1,001	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.0%
	Common Stocks — 93.8%
	Aerospace & Defense — 2.8%
82	Alliant Techsystems, Inc. (a)	5,525
566	TransDigm Group, Inc. (a)	18,592

		24,117

	Air Freight & Logistics — 0.6%
336	Forward Air Corp.	5,451

	Beverages — 1.6%
384	Hansen Natural Corp. (a)	13,832

	Biotechnology — 1.5%
288	Myriad Genetics, Inc. (a)	13,084

	Capital Markets — 4.1%
967	Calamos Asset Management, Inc., Class A	4,652
342	Evercore Partners, Inc., Class A	5,276
1,642	HFF, Inc., Class A (a)	3,283
410	KBW, Inc. (a)	8,337
1,235	optionsXpress Holdings, Inc.	14,046

		35,594

	Chemicals — 2.0%
159	Airgas, Inc.	5,372
57	Intrepid Potash, Inc. (a) (c)	1,051
322	Scotts Miracle-Gro Co. (The), Class A	11,179

		17,602

	Commercial Banks — 0.9%
106	Hancock Holding Co. (c)	3,315
173	S.Y. Bancorp, Inc.	4,199

		7,514

	Commercial Services & Supplies — 3.2%
784	Comfort Systems USA, Inc.	8,131
762	Waste Connections, Inc. (a)	19,578

		27,709

	Communications Equipment — 1.6%
568	Neutral Tandem, Inc. (a)	13,966

	Containers & Packaging — 6.6%
435	AptarGroup, Inc.	13,533
641	Crown Holdings, Inc. (a)	14,576
570	Silgan Holdings, Inc.	29,959

		58,068

	Diversified Consumer Services — 1.7%
667	Brink’s Home Security Holdings, Inc. (a)	15,074

	Diversified Financial Services — 0.6%
332	MSCI, Inc., Class A (a)	5,607

	Diversified Telecommunication Services — 3.4%
848	Cbeyond, Inc. (a)	15,960
775	NTELOS Holdings Corp.	14,067

		30,027

	Electrical Equipment — 0.4%
577	GT Solar International, Inc. (a)	3,833

	Electronic Equipment, Instruments & Components — 1.1%
294	Anixter International, Inc. (a)	9,301

	Energy Equipment & Services — 1.8%
528	Exterran Holdings, Inc. (a)	8,460
234	FMC Technologies, Inc. (a)	7,343

		15,803

	Food & Staples Retailing — 1.4%
1,250	Winn-Dixie Stores, Inc. (a)	11,954

	Food Products — 1.0%
1,333	B&G Foods, Inc., Class A	6,930
1,142	Reddy Ice Holdings, Inc.	1,679

		8,609

	Gas Utilities — 3.0%
557	Atmos Energy Corp.	12,867
315	Northwest Natural Gas Co. (c)	13,689

		26,556

	Health Care Equipment & Supplies — 2.2%
396	IDEXX Laboratories, Inc. (a) (c)	13,707
700	Natus Medical, Inc. (a)	5,955

		19,662

	Health Care Providers & Services — 8.2%
783	AMN Healthcare Services, Inc. (a)	3,996
768	Catalyst Health Solutions, Inc. (a)	15,217
282	Coventry Health Care, Inc. (a)	3,649
378	MWI Veterinary Supply, Inc. (a)	10,775
1,037	PharMerica Corp. (a)	17,248
1,438	PSS World Medical, Inc. (a)	20,636

		71,521

	Health Care Technology — 0.4%
395	Omnicell, Inc. (a)	3,089

	Hotels, Restaurants & Leisure — 2.1%
585	Papa John’s International, Inc. (a)	13,378
1,894	Shuffle Master, Inc. (a)	5,437

		18,815

	Household Durables — 1.3%
903	Jarden Corp. (a) (c)	11,435

	Insurance — 6.8%
92	American Physicians Capital, Inc.	3,773
963	eHealth, Inc. (a)	15,425
733	ProAssurance Corp. (a)	34,160
131	RLI Corp.	6,591

		59,949

	Internet Software & Services — 3.4%
212	comScore, Inc. (a)	2,565
2,508	Dice Holdings, Inc. (a)	6,972
1,614	Liquidity Services, Inc. (a)	11,282
1,398	Travelzoo, Inc. (a) (c)	8,819

		29,638

	Leisure Equipment & Products — 1.1%
716	Pool Corp. (c)	9,591

	Machinery — 1.4%
244	Kaydon Corp.	6,660
387	RBC Bearings, Inc. (a)	5,908

		12,568

	Media — 3.4%
811	Cinemark Holdings, Inc.	7,619
388	Interactive Data Corp.	9,652
360	Morningstar, Inc. (a) (c)	12,305

		29,576

	Metals & Mining — 2.3%
314	Commercial Metals Co. (c)	3,630
289	Compass Minerals International, Inc.	16,268

		19,898

	Multi-Utilities — 1.2%
508	NorthWestern Corp.	10,916

	Oil, Gas & Consumable Fuels — 2.4%
252	Concho Resources, Inc. (a)	6,453
163	Penn Virginia Corp.	1,787
280	Southwestern Energy Co. (a)	8,320
310	St. Mary Land & Exploration Co. (c)	4,098

		20,658

	Professional Services — 1.4%
364	CoStar Group, Inc. (a)	10,997
765	Hudson Highland Group, Inc. (a)	849

		11,846

	Real Estate Investment Trusts (REITs) — 2.5%
120	EastGroup Properties, Inc.	3,374
637	Franklin Street Properties Corp.	7,837
347	Mid-America Apartment Communities, Inc.	10,686

		21,897

	Real Estate Management & Development — 0.5%
195	Jones Lang LaSalle, Inc. (c)	4,527

	Road & Rail — 1.3%
283	Knight Transportation, Inc.	4,291
225	Landstar System, Inc.	7,538

		11,829

	Semiconductors & Semiconductor Equipment — 0.5%
247	Standard Microsystems Corp. (a)	4,585

	Software — 10.7%
1,288	Aspen Technology, Inc. (a)	9,000
484	Blackboard, Inc. (a)	15,367
465	Deltek, Inc. (a)	2,012
55	DemandTec, Inc. (a)	478
909	MICROS Systems, Inc. (a)	17,042
679	Monotype Imaging Holdings, Inc. (a)	2,538
791	NetSuite, Inc. (a) (c)	8,908
975	Nuance Communications, Inc. (a) (c)	10,592
692	Solera Holdings, Inc. (a)	17,160
1,388	SuccessFactors, Inc. (a) (c)	10,587

		93,684

	Textiles, Apparel & Luxury Goods — 0.7%
128	Fossil, Inc. (a)	2,012
514	Iconix Brand Group, Inc. (a)	4,547

		6,559

	Thrifts & Mortgage Finance — 0.7%
352	First Niagara Financial Group, Inc.	3,833
260	Westfield Financial, Inc.	2,291

		6,124

	Total Common Stocks (Cost $1,030,143)	822,068

	Investment Company — 1.2%
252	iShares Russell 2000 Index Fund (c) (Cost $11,677)	10,548

	Total Long-Term Investments (Cost $1,041,820)	832,616

	Short-Term Investment — 5.7%
	Investment Company — 5.7%
50,107	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $50,107)	50,107

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 5.4%
	Corporate Note — 0.6%
5,000	ANZ National Bank Ltd., (New Zealand), VAR, 1.533%, 04/09/09 (e)	5,000

SHARES

	Investment Company — 4.8%
42,495	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l)	42,495

	Total Investments of Cash Collateral for Securities on Loan (Cost $47,495)	47,495

	Total Investments — 106.1% (Cost $1,139,422)	930,218
	Liabilities in Excess of Other Assets — (6.1)%	(53,236)

	NET ASSETS — 100.0%	$876,982

Percentages indicated are based on net assets.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,141
Aggregate gross unrealized depreciation	(298,345)

Net unrealized appreciation/depreciation	$(209,204)

Federal income tax cost of investments	$1,139,422

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)		The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 925,218	$ —
Level 2 – Other significant observable inputs	5,000	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 930,218	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 100.6%
	Investment Companies – 99.6% (b)
3,020,921	JPMorgan Core Bond Fund, Class R5 Shares	32,505,109
706,357	JPMorgan Disciplined Equity Fund, Institutional Class Shares	7,000,000
533,315	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	3,114,559
189,245	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	2,327,710
303,298	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,586,250
1,165,336	JPMorgan High Yield Bond Fund, Class R5 Shares	6,863,826
444,901	JPMorgan International Equity Fund, Class R5 Shares	3,839,492
478,388	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	4,133,276
162,569	JPMorgan International Realty Fund, Class R5 Shares	1,012,802
268,318	JPMorgan Intrepid America Fund, Class R5 Shares	3,831,581
90,546	JPMorgan Intrepid International Fund, Institutional Class Shares	961,600
118,228	JPMorgan Intrepid Plus Fund, Select Class Shares	1,087,700
4,953,473	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	4,953,473
765,572	JPMorgan Real Return Fund, Institutional Class Shares	7,004,981
368,334	JPMorgan Realty Income Fund, Class R5 Shares	1,484,385
51,033	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,108,941
71,528	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	414,145
41,772	JPMorgan Small Cap Value Fund, Class R5 Shares	418,558
314,959	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	3,933,840
298,511	JPMorgan U.S. Real Estate Fund, Class R5 Shares	1,895,545
160,066	JPMorgan Value Advantage Fund, Institutional Class Shares	1,586,250

	Total Investment Companies (Cost $107,149,684)	91,064,023

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 1.0%
935,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $947,557)	947,016

	Total Investments — 100.6% (Cost $108,097,241)	92,011,039
	Liabilities in Excess of Other Assets — (0.6)%	(585,029)

	NET ASSETS — 100.0%	$91,426,010

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
5	Hang Seng Index	04/29/09	$437,256	$23,912
2	10 Year Japanese Government Bond	06/11/09	2,791,332	(11,686)
10	E-mini Russell 2000	06/19/09	421,300	58,601
9	FTSE 100 Index	06/19/09	501,695	10,095
8	Long Gilt	06/26/09	1,414,303	(7,619)
48	5 Year U.S. Treasury Note	06/30/09	5,700,750	83,116

	Short Futures Outstanding
(5)	TOPIX	06/11/09	(392,484)	(16,318)
(34)	Dow Jones Euro STOXX 50 Index	06/19/09	(900,286)	8,412
(10)	E-mini S&P 500	06/19/09	(397,400)	(975)
(51)	5 Year U.S. Treasury Note	06/30/09	(6,057,047)	(94,573)

				$52,965

Allocation Of Investments*

Taxable Fixed Income Funds	53.8%
Domestic Equity Funds	22.8
International Equity Funds	12.2
Money Market Funds	5.4
Specialty Funds	4.8
U.S. Treasury Obligation	1.0

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$946,511
Aggregate gross unrealized depreciation	(17,032,713)

Net unrealized appreciation/depreciation	($16,086,202)

Federal income tax cost of investments	$108,097,241

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 91,064,023	$ 184,136	$ (131,171)
Level 2 – Other significant observable inputs	947,016	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 92,011,039	$ 184,136	$ (131,171)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 102.7%
	Investment Companies – 101.6%
4,272,678	JPMorgan Core Bond Fund, Class R5 Shares (b)	45,974,015
958,628	JPMorgan Disciplined Equity Fund, Institutional Class Shares	9,500,000
716,959	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	4,187,043
389,343	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	4,788,917
813,241	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,253,250
1,555,578	JPMorgan High Yield Bond Fund, Class R5 Shares	9,162,355
977,917	JPMorgan International Equity Fund, Class R5 Shares	8,439,423
980,441	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	8,471,009
325,898	JPMorgan International Realty Fund, Class R5 Shares	2,030,345
688,508	JPMorgan Intrepid America Fund, Class R5 Shares	9,831,890
189,670	JPMorgan Intrepid International Fund, Institutional Class Shares	2,014,300
261,978	JPMorgan Intrepid Plus Fund, Select Class Shares	2,410,200
6,967,808	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (l) (m)	6,967,808
384,766	JPMorgan Real Return Fund, Institutional Class Shares	3,520,611
779,133	JPMorgan Realty Income Fund, Class R5 Shares	3,139,904
100,070	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,174,529
244,714	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	1,416,896
132,569	JPMorgan Small Cap Value Fund, Class R5 Shares	1,328,343
684,032	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	8,543,565
609,871	JPMorgan U.S. Real Estate Fund, Class R5 Shares	3,872,681
429,188	JPMorgan Value Advantage Fund, Institutional Class Shares	4,253,250

	Total Investment Companies (Cost $186,403,981)	146,280,334

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligations – 1.1%
1,645,000	U.S. Treasury Notes, 2.125%, 01/31/10 (k) (Cost $1,666,536)	1,666,142

	Total Investments — 102.7% (Cost $188,070,517)	147,946,476
	Liabilities in Excess of Other Assets — (2.7)%	(3,949,836)

	NET ASSETS — 100.0%	$143,996,640

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	Hang Seng Index	04/29/09	$699,610	$38,546
3	10 Year Japanese Government Bond	06/11/09	4,186,998	(18,750)
18	E-mini Russell 2000	06/19/09	758,340	105,406
19	E-mini S&P 500	06/19/09	755,060	77,901
12	FTSE 100 Index	06/19/09	668,927	13,459
13	Long Gilt	06/26/09	2,298,242	(12,393)
97	5 Year U.S. Treasury Note	06/30/09	11,520,266	167,963
	Short Futures Outstanding
(7)	TOPIX	06/11/09	(549,477)	(16,639)
(53)	Dow Jones Euro STOXX 50 Index	06/19/09	(1,403,387)	9,492
(77)	5 Year U.S. Treasury Note	06/30/09	(9,144,953)	(146,309)

				$218,676

Allocation Of Investments *

Taxable Fixed Income Funds	42.4%
Domestic Equity Funds	29.7
International Equity Funds	16.0
Specialty Funds	6.1
Money Market Funds	4.7
U.S. Treasury Obligation	1.1

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31,2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,098,485
Aggregate gross unrealized depreciation	(41,222,526)
Net unrealized appreciation/depreciation	$(40,124,041)
Federal income tax cost of investments.	$188,070,517

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 146,280,334	$ 412,767	$ (194,091)
Level 2 – Other significant observable inputs	1,666,142	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 147,946,476	$ 412,767	$ (194,091)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 101.5%
	Investment Companies – 100.1%
5,840,114	JPMorgan Core Bond Fund, Class R5 Shares	62,839,622
1,755,802	JPMorgan Disciplined Equity Fund, Institutional Class Shares	17,400,000
734,501	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	4,289,487
715,844	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	8,804,875
1,822,184	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	9,530,020
2,480,321	JPMorgan High Yield Bond Fund, Class R5 Shares	14,609,093
1,932,667	JPMorgan International Equity Fund, Class R5 Shares	16,678,915
1,828,586	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	15,798,984
665,591	JPMorgan International Realty Fund, Class R5 Shares	4,146,634
1,268,033	JPMorgan Intrepid America Fund, Class R5 Shares	18,107,510
465,537	JPMorgan Intrepid International Fund, Institutional Class Shares	4,944,000
562,696	JPMorgan Intrepid Plus Fund, Select Class Shares	5,176,800
8,513,133	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	8,513,133
1,380,327	JPMorgan Realty Income Fund, Class R5 Shares	5,562,717
221,461	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,812,351
429,758	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,488,300
223,125	JPMorgan Small Cap Value Fund, Class R5 Shares	2,235,711
1,397,906	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	17,459,848
1,028,366	JPMorgan U.S. Real Estate Fund, Class R5 Shares	6,530,121
961,657	JPMorgan Value Advantage Fund, Institutional Class Shares	9,530,020

	Total Investment Companies (Cost $306,027,257)	239,458,141

	U.S. Treasury Obligations – 1.4%
3,405,000	U.S. Treasury Notes, 2.125%, 01/31/10 (k) (m) (Cost $3,449,783)	3,448,761

	Total Investments — 101.5% (Cost $309,477,040)	242,906,902
	Liabilities in Excess of Other Assets — (1.5)%	(3,606,181)

	NET ASSETS — 100.0%	$239,300,721

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
20	Hang Seng Index	04/29/09	$1,749,026	$96,043
9	10 Year Japanese Government Bond	06/11/09	12,560,994	(53,807)
33	FTSE 100 Index	06/19/09	1,839,549	37,013
37	E-mini Russell 2000	06/19/09	1,558,810	216,984
63	E-mini S&P 500	06/19/09	2,503,620	256,908
30	Long Gilt	06/26/09	5,303,636	(28,589)
213	5 Year U.S. Treasury Note	06/30/09	25,297,078	368,825
	Short Futures Outstanding
(22)	TOPIX	06/11/09	(1,726,928)	(42,345)
(131)	Dow Jones Euro STOXX 50 Index	06/19/09	(3,468,749)	25,678
(192)	5 Year U.S. Treasury Note	06/30/09	(22,803,000)	(356,038)

				$520,672

Allocation Of Investments *

Domestic Equity Funds	35.7%
Taxable Fixed Income Funds	33.7
International Equity Funds	19.0
Specialty Funds	6.7
Money Market Funds	3.5
U.S Treasury Obligation	1.4

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,130,912
Aggregate gross unrealized depreciation	(67,701,050)

Net unrealized appreciation/depreciation	($66,570,138)

Federal income tax cost of investments	$309,477,040

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 – Quoted prices	$ 239,458,141	$ 1,001,451	$ (480,779)
Level 2 – Other significant observable inputs	3,448,761	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 242,906,902	$ 1,001,451	$ (480,779)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 102.1%
	Investment Companies – 100.3% (b)
688,327	JPMorgan Core Bond Fund, Class R5 Shares	7,406,397
312,815	JPMorgan Disciplined Equity Fund, Institutional Class Shares	3,100,000
44,716	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	261,142
137,754	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	1,694,370
355,000	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,856,650
396,182	JPMorgan High Yield Bond Fund, Class R5 Shares	2,333,511
384,827	JPMorgan International Equity Fund, Class R5 Shares	3,321,058
371,611	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	3,210,723
102,034	JPMorgan International Realty Fund, Class R5 Shares	635,670
245,429	JPMorgan Intrepid America Fund, Class R5 Shares	3,504,724
65,041	JPMorgan Intrepid International Fund, Institutional Class Shares	690,740
115,935	JPMorgan Intrepid Plus Fund, Select Class Shares	1,066,600
2,027,146	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	2,027,146
246,773	JPMorgan Realty Income Fund, Class R5 Shares	994,495
33,808	JPMorgan Small Cap Equity Fund, Class R5 Shares	734,641
93,622	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	542,074
54,444	JPMorgan Small Cap Value Fund, Class R5 Shares	545,533
258,678	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	3,230,887
206,391	JPMorgan U.S. Real Estate Fund, Class R5 Shares	1,310,583
187,351	JPMorgan Value Advantage Fund, Institutional Class Shares	1,856,650

	Total Investment Companies (Cost $48,375,575)	40,323,594

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.8%
720,000	U.S. Treasury Notes, 2.125%, 01/31/10 (k) (Cost $729,693)	729,253

	Total Investments — 102.1% (Cost $49,105,268)	41,052,847
	Liabilities in Excess of Other Assets — (2.1)%	(824,915)

	NET ASSETS — 100.0%	$40,227,932

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
4	Hang Seng Index	04/29/09	$349,805	$19,221
2	10 Year Japanese Government Bond	06/11/09	2,791,332	(11,991)
9	E-mini Russell 2000	06/19/09	379,170	52,703
18	E-mini S&P 500	06/19/09	715,320	67,938
7	FTSE 100 Index	06/19/09	390,207	7,851
6	Long Gilt	06/26/09	1,060,727	(5,718)
33	5 Year U.S. Treasury Note	06/30/09	3,919,266	57,142
	Short Futures Outstanding
(4)	TOPIX	06/11/09	(313,987)	(23,838)
(30)	Dow Jones Euro STOXX 50 Index	06/19/09	(794,370)	7,259
(28)	5 Year U.S. Treasury Note	06/30/09	(3,325,438)	(48,828)

				$121,739

Allocation Of Investments *

Domestic Equity Funds	40.0%
Taxable Fixed Income Funds	24.4
International Equity Funds	21.7
Specialty Funds	7.2
Money Market Funds	4.9
U.S. Treasury Obligations	1.8

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Inc. or JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,354
Aggregate gross unrealized depreciation	(8,185,775)

Net unrealized appreciation/depreciation	$(8,052,421)

Federal income tax cost of investments	$49,105,268

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 40,323,594	$ 212,114	$ (90,375)
Level 2 – Other significant observable inputs	729,253	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 41,052,847	$ 212,114	$ (90,375)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 101.3%
	Investment Companies – 99.4% (b)
2,110,365	JPMorgan Core Bond Fund, Class R5 Shares	22,707,528
1,664,985	JPMorgan Disciplined Equity Fund, Institutional Class Shares	16,500,000
99,245	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	579,589
766,384	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	9,426,518
1,895,939	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	9,915,760
1,764,518	JPMorgan High Yield Bond Fund, Class R5 Shares	10,393,013
1,991,128	JPMorgan International Equity Fund, Class R5 Shares	17,183,438
2,067,951	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	17,867,094
536,625	JPMorgan International Realty Fund, Class R5 Shares	3,343,171
1,280,629	JPMorgan Intrepid America Fund, Class R5 Shares	18,287,387
351,164	JPMorgan Intrepid International Fund, Institutional Class Shares	3,729,360
642,533	JPMorgan Intrepid Plus Fund, Select Class Shares	5,911,300
8,331,433	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (l) (m)	8,331,433
1,216,915	JPMorgan Realty Income Fund, Class R5 Shares	4,904,166
189,636	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,120,800
536,152	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	3,104,320
312,002	JPMorgan Small Cap Value Fund, Class R5 Shares	3,126,264
1,382,797	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	17,271,133
1,077,795	JPMorgan U.S. Real Estate Fund, Class R5 Shares	6,844,001
1,000,581	JPMorgan Value Advantage Fund, Institutional Class Shares	9,915,760

	Total Investment Companies (Cost $262,815,501)	193,462,035

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.9%
3,735,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $3,785,174)	3,783,002

	Total Investments — 101.3% (Cost $266,600,675)	197,245,037
	Liabilities in Excess of Other Assets — (1.3)%	(2,625,868)

	NET ASSETS — 100.0%	$194,619,169

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
21	Hang Seng Index	04/29/09	$1,836,477	$100,875
9	10 Year Japanese Government Bond	06/11/09	12,560,994	(54,824)
34	FTSE 100 Index	06/19/09	1,895,293	38,135
47	E-mini Russell 2000	06/19/09	1,980,110	275,285
77	E-mini S&P 500	06/19/09	3,059,980	315,704
31	Long Gilt	06/26/09	5,480,424	(29,533)
228	5 Year U.S. Treasury Note	06/30/09	27,078,563	394,799

	Short Futures Outstanding
(23)	TOPIX	06/11/09	(1,805,425)	(88,847)
(142)	Dow Jones Euro STOXX 50 Index	06/19/09	(3,760,018)	34,997
(201)	5 Year U.S. Treasury Note	06/30/09	(23,871,891)	(372,727)

				$613,864

Allocation Of Investments *

Domestic Equity Funds	44.7%
International Equity Funds	24.4
Taxable Fixed Income Funds	17.1
Specialty Funds	7.7
Money Market Funds	4.2
U.S. Treasury Obligations	1.9

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$503,602
Aggregate gross unrealized depreciation	(69,859,240)

Net unrealized appreciation/depreciation	$(69,355,638)

Federal income tax cost of investments	$266,600,675

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 193,462,035	$ 1,159,795	$ (545,931)
Level 2 – Other significant observable inputs	3,783,002	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 197,245,037	$ 1,159,795	$ (545,931)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 101.9%
	Investment Companies – 100.2% (b)
247,256	JPMorgan Core Bond Fund, Class R5 Shares	2,660,476
284,561	JPMorgan Disciplined Equity Fund, Institutional Class Shares	2,820,000
6,944	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	40,550
132,119	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	1,625,067
331,359	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,733,010
275,120	JPMorgan High Yield Bond Fund, Class R5 Shares	1,620,456
353,397	JPMorgan International Equity Fund, Class R5 Shares	3,049,817
353,857	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	3,057,326
98,203	JPMorgan International Realty Fund, Class R5 Shares	611,802
224,416	JPMorgan Intrepid America Fund, Class R5 Shares	3,204,654
64,816	JPMorgan Intrepid International Fund, Institutional Class Shares	688,350
111,304	JPMorgan Intrepid Plus Fund, Select Class Shares	1,024,000
1,583,403	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	1,583,403
201,078	JPMorgan Realty Income Fund, Class R5 Shares	810,343
35,801	JPMorgan Small Cap Equity Fund, Class R5 Shares	777,965
96,881	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	560,943
56,256	JPMorgan Small Cap Value Fund, Class R5 Shares	563,682
256,344	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	3,201,732
185,916	JPMorgan U.S. Real Estate Fund, Class R5 Shares	1,180,569
174,875	JPMorgan Value Advantage Fund, Institutional Class Shares	1,733,010

	Total Investment Companies (Cost $40,547,218)	32,547,155

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation – 1.7%
530,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (Cost $537,109)	536,812

	Total Investments — 101.9% (Cost $41,084,327)	33,083,967

	Liabilities in Excess of Other Assets — (1.9)%	(615,004)

	NET ASSETS — 100.0%	$32,468,963

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
3	Hang Seng Index	04/29/09	$262,354	$14,414
1	10 Year Japanese Government Bond	06/11/09	1,395,666	(5,945)
6	FTSE 100 Index	06/19/09	334,464	6,730
6	E-mini Russell 2000	06/19/09	252,780	35,160
9	E-mini S&P 500	06/19/09	357,660	35,548
5	Long Gilt	06/26/09	883,939	(4,760)
20	5 Year U.S. Treasury Note	06/30/09	2,375,313	34,632

	Short Futures Outstanding
(3)	TOPIX	06/11/09	(235,490)	(15,946)
(24)	Dow Jones Euro STOXX 50 Index	06/19/09	(635,496)	5,969
(17)	5 Year U.S. Treasury Note	06/30/09	(2,019,016)	(29,626)

				$76,176

Allocation Of Investments*

Domestic Equity Funds	47.2%
International Equity Funds	25.4
Taxable Fixed Income Funds	13.1
Specialty Funds	7.9
Money Market Funds	4.8
U.S. Treasury Obligation	1.6

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,162
Aggregate gross unrealized depreciation	(8,056,523)

Net unrealized appreciation/depreciation	($8,000,361)

Federal income tax cost of investments	$41,084,328

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 32,547,155	$ 132,453	$ (56,277)
Level 2 – Other significant observable inputs	536,812	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 33,083,967	$ 132,453	$ (56,277)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 102.2%
	Investment Companies – 100.3% (b)
1,005,748	JPMorgan Core Bond Fund, Class R5 Shares	10,821,852
1,210,898	JPMorgan Disciplined Equity Fund, Institutional Class Shares	12,000,000
1,078	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	6,296
558,387	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,868,159
1,412,524	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	7,387,500
1,171,224	JPMorgan High Yield Bond Fund, Class R5 Shares	6,898,512
1,471,852	JPMorgan International Equity Fund, Class R5 Shares	12,702,079
1,491,911	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	12,890,114
444,329	JPMorgan International Realty Fund, Class R5 Shares	2,768,173
960,077	JPMorgan Intrepid America Fund, Class R5 Shares	13,709,899
316,640	JPMorgan Intrepid International Fund, Institutional Class Shares	3,362,720
474,500	JPMorgan Intrepid Plus Fund, Select Class Shares	4,365,400
7,051,762	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	7,051,762
829,792	JPMorgan Realty Income Fund, Class R5 Shares	3,344,063
144,426	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,138,384
454,561	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,631,910
215,134	JPMorgan Small Cap Value Fund, Class R5 Shares	2,155,647
1,091,775	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	13,636,269
781,606	JPMorgan U.S. Real Estate Fund, Class R5 Shares	4,963,200
745,459	JPMorgan Value Advantage Fund, Institutional Class Shares	7,387,500

	Total Investment Companies (Cost $187,859,973)	138,089,439

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.9%
2,605,000	U.S. Treasury Notes, 2.125%, 01/31/10 (k) (Cost $2,639,238)	2,638,479

	Total Investments — 102.2% (Cost $190,499,211)	140,727,918

	Liabilities in Excess of Other Assets — (2.2)%	(3,089,439)

	NET ASSETS — 100.0%	$137,638,479

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
14	Hang Seng Index	04/29/09	$1,224,318	$68,723
6	10 Year Japanese Government Bond	06/11/09	8,373,996	(35,261)
25	FTSE 100 Index	06/19/09	1,393,598	28,040
34	E-mini Russell 2000	06/19/09	1,432,420	199,342
41	E-mini S&P 500	06/19/09	1,629,340	168,102
22	Long Gilt	06/26/09	3,889,333	(20,845)
119	5 Year U.S. Treasury Note	06/30/09	14,133,109	206,057

	Short Futures Outstanding
(15)	TOPIX	06/11/09	(1,177,451)	(56,634)
(103)	Dow Jones Euro STOXX 50 Index	06/19/09	(2,727,337)	25,112
(102)	5 Year U.S. Treasury Note	06/30/09	(12,114,094)	(189,145)

				$393,491

Allocation of Investments *

Domestic Equity Funds	47.2%
International Equity Funds	25.4
Taxable Fixed Income Funds	12.6
Specialty Funds	7.9
Money Market Funds	5.0
U.S. Treasury Obligation	1.9

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,338
Aggregate gross unrealized depreciation	(50,053,631)

Net unrealized appreciation/depreciation	$(49,771,293)

Federal income tax cost of investments	$190,499,211

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 138,089,439	$ 695,376	$ (301,885)
Level 2 – Other significant observable inputs	2,638,479	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 140,727,918	$ 695,376	$ (301,885)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.4%
	Investment Companies – 98.2% (b)
79,595	JPMorgan Core Bond Fund, Class R5 Shares	856,443
85,796	JPMorgan Disciplined Equity Fund, Institutional Class Shares	850,240
95	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	554
39,405	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	484,683
99,904	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	522,500
81,615	JPMorgan High Yield Bond Fund, Class R5 Shares	480,715
104,600	JPMorgan International Equity Fund, Class R5 Shares	902,696
100,454	JPMorgan International Opportunities Fund, Institutional Class Shares	867,923
30,060	JPMorgan International Realty Fund, Class R5 Shares	187,271
67,913	JPMorgan Intrepid America Fund, Class R5 Shares	969,804
25,998	JPMorgan Intrepid International Fund, Institutional Class Shares	276,100
33,560	JPMorgan Intrepid Plus Fund, Select Class Shares	308,750
441,689	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (l) (m)	441,689
57,056	JPMorgan Realty Income Fund, Class R5 Shares	229,937
10,245	JPMorgan Small Cap Equity Fund, Class R5 Shares	222,633
29,299	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	169,642
17,094	JPMorgan Small Cap Value Fund, Class R5 Shares	171,278
77,283	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	965,271
56,732	JPMorgan U.S. Real Estate Fund, Class R5 Shares	360,246
52,725	JPMorgan Value Advantage Fund, Institutional Class Shares	522,500

	Total Investment Companies (Cost $11,378,654)	9,790,875

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.2%
115,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (Cost $116,537)	116,478

	Total Investments — 99.4% (Cost $11,495,191)	9,907,353
	Other Assets in Excess of Liabilities — 0.6%	62,100

	NET ASSETS — 100.0%	$9,969,453

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	Hang Seng Index	04/29/09	$87,451	$4,807
2	E-mini Russell 2000	06/19/09	84,260	11,720
2	FTSE 100 Index	06/19/09	111,488	2,243
3	E-mini S&P 500	06/19/09	119,220	5,675
1	Long Gilt	06/26/09	176,788	(958)
3	5 Year U.S. Treasury Note	06/30/09	356,297	5,195

	Short Futures Outstanding
(1)	TOPIX	06/11/09	(78,497)	(160)
(7)	Dow Jones Euro STOXX 50 Index	06/19/09	(185,353)	1,817
(3)	5 Year U.S. Treasury Note	06/30/09	(356,297)	(5,235)

				$25,104

Allocation of Investments *

Domestic Equity Funds	47.4%
International Equity Funds	25.6
Taxable Fixed Income Funds	13.5
Specialty Funds	7.8
Money Market Funds	4.5
U.S. Treasury Obligation	1.2

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,883
Aggregate gross unrealized depreciation	(1,599,721)

Net unrealized appreciation/depreciation	$(1,587,838)

Federal income tax cost of investments	$11,495,191

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 9,790,875	$ 31,457	$ (6,353)
Level 2 – Other significant observable inputs	116,478	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 9,907,353	$ 31,457	$ (6,353)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 102.3%
	Investment Companies – 100.7% (b)
56,813	JPMorgan Core Bond Fund, Class R5 Shares	611,309
61,428	JPMorgan Disciplined Equity Fund, Institutional Class Shares	608,750
346	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	2,019
27,828	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	342,286
71,530	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	374,100
58,389	JPMorgan High Yield Bond Fund, Class R5 Shares	343,914
77,220	JPMorgan International Equity Fund, Class R5 Shares	666,412
72,672	JPMorgan International Opportunities Fund, Institutional Class Shares	627,883
21,978	JPMorgan International Realty Fund, Class R5 Shares	136,921
48,528	JPMorgan Intrepid America Fund, Class R5 Shares	692,981
16,196	JPMorgan Intrepid International Fund, Institutional Class Shares	172,000
24,033	JPMorgan Intrepid Plus Fund, Select Class Shares	221,100
441,163	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	441,163
42,583	JPMorgan Realty Income Fund, Class R5 Shares	171,609
7,334	JPMorgan Small Cap Equity Fund, Class R5 Shares	159,367
20,975	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	121,443
12,222	JPMorgan Small Cap Value Fund, Class R5 Shares	122,467
55,258	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	690,176
40,062	JPMorgan U.S. Real Estate Fund, Class R5 Shares	254,396
37,750	JPMorgan Value Advantage Fund, Institutional Class Shares	374,100

	Total Investment Companies (Cost $7,724,894)	7,134,396

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.6%
110,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (Cost $111,483)	111,414

	Total Investments — 102.3% (Cost $7,836,377)	7,245,810
	Liabilities in Excess of Other Assets — (2.3)%	(159,008)

	NET ASSETS — 100.0%	$7,086,802

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	FTSE 100 Index	06/19/09	$55,744	$1,122
2	E-mini Russell 2000	06/19/09	84,260	5,375
3	E-mini S&P 500	06/19/09	119,220	5,350
1	Long Gilt	06/26/09	176,788	(958)
2	5 Year U.S. Treasury Note	06/30/09	237,531	3,463

	Short Futures Outstanding
(5)	Dow Jones Euro STOXX 50 Index	06/19/09	(132,395)	1,188
(1)	5 Year U.S. Treasury Note	06/30/09	(118,766)	(1,737)

				$13,803

Allocation of Investments*

Domestic Equity Funds	46.4%
International Equity Funds	25.0
Taxable Fixed Income Funds	13.2
Specialty Funds	7.8
Money Market Funds	6.1
U.S. Treasury Obligations	1.5

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,513
Aggregate gross unrealized depreciation	(601,080)

Net unrealized appreciation/depreciation	$(590,567)

Federal income tax cost of investments	$7,836,377

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 7,134,396	$ 16,498	$ (2,695)
Level 2 – Other significant observable inputs	111,414	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 7,245,810	$ 16,498	$ (2,695)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.4%
	Investment Companies – 97.6% (b)
3,124,259	JPMorgan Core Bond Fund, Class R5 Shares	33,617,025
706,357	JPMorgan Disciplined Equity Fund, Institutional Class Shares	7,000,000
578,369	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	3,377,673
166,295	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	2,045,433
226,857	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,186,460
1,301,191	JPMorgan High Yield Bond Fund, Class R5 Shares	7,664,015
410,857	JPMorgan International Equity Fund, Class R5 Shares	3,545,698
389,955	JPMorgan International Opportunities Fund, Institutional Class Shares	3,369,211
144,692	JPMorgan International Realty Fund, Class R5 Shares	901,430
227,686	JPMorgan Intrepid America Fund, Class R5 Shares	3,251,351
82,900	JPMorgan Intrepid International Fund, Institutional Class Shares	880,400
103,170	JPMorgan Intrepid Plus Fund, Select Class Shares	949,160
7,058,134	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (l) (m)	7,058,134
1,124,262	JPMorgan Real Return Fund, Institutional Class Shares	10,286,996
286,321	JPMorgan Realty Income Fund, Class R5 Shares	1,153,874
44,506	JPMorgan Small Cap Equity Fund, Class R5 Shares	967,122
38,539	JPMorgan Small Cap Value Fund, Class R5 Shares	386,164
253,819	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	3,170,200
280,176	JPMorgan U.S. Real Estate Fund, Class R5 Shares	1,779,117
119,724	JPMorgan Value Advantage Fund, Institutional Class Shares	1,186,460

	Total Investment Companies (Cost $105,653,969)	93,775,923

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Obligation – 0.8%
800,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (Cost $811,082)	810,281

	Total Investments — 98.4% (Cost $106,465,051)	94,586,204
	Other Assets in Excess of Liabilities — 1.6%	1,458,514

	NET ASSETS — 100.0%	$96,044,718

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
5	Hang Seng Index	04/29/09	$437,256	$23,925
2	10 Year Japanese Government Bond	06/11/09	2,791,332	(12,500)
14	E-mini Russell 2000	06/19/09	589,820	81,991
8	FTSE 100 Index	06/19/09	445,951	8,973
9	Long Gilt	06/26/09	1,591,091	(8,577)
1	5 Year U.S. Treasury Note	06/30/09	118,766	1,732

	Short Futures Outstanding
(5)	TOPIX	06/11/09	(392,484)	(23,999)
(36)	Dow Jones Euro STOXX 50 Index	06/19/09	(953,244)	8,405
(11)	E-mini S&P 500	06/19/09	(437,140)	(31,747)
(9)	5 Year U.S. Treasury Note	06/30/09	(1,068,891)	(16,689)

				$31,514

Allocation Of Investments *

Taxable Fixed Income Funds	58.1%
Domestic Equity Funds	19.1
International Equity Funds	10.4
Money Market Funds	7.5
Specialty Funds	4.0
U.S. Treasury Obligations	0.9

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,012,773
Aggregate gross unrealized depreciation	(12,891,620)

Net unrealized appreciation/depreciation	($11,878,847)

Federal income tax cost of investments	$106,465,051

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 93,775,923	$ 125,026	$ (93,512)
Level 2 – Other significant observable inputs	810,281	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 94,586,204	$ 125,026	$ (93,512)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Strategic Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009
(Amounts in thousands) (Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 96.7%
		Common Stocks — 95.7%
		Aerospace & Defense — 2.4%
4		AAR Corp. (a)	46
1		HEICO Corp.	30

			76

		Airlines — 1.3%
2		Alaska Air Group, Inc. (a)	42

		Automobiles — 1.3%
3		Thor Industries, Inc.	43

		Biotechnology — 0.9%
2		Theravance, Inc. (a)	29

		Building Products — 1.6%
37		PGT, Inc. (a)	52

		Capital Markets — 2.5%
4		Calamos Asset Management, Inc., Class A	20
1		Investment Technology Group, Inc. (a)	23
10		PennantPark Investment Corp.	36

			79

		Commercial Banks — 11.4%
8		Bancorp, Inc. (The) (a)	32
1		Bank of the Ozarks, Inc.	19
6		Cardinal Financial Corp.	35
3		East West Bancorp, Inc.	13
1		FirstMerit Corp.	15
3		Glacier Bancorp, Inc.	40
1		Iberiabank Corp.	58
1		Lakeland Financial Corp.	17
2		S.Y. Bancorp, Inc.	54
2		SCBT Financial Corp.	43
3		Texas Capital Bancshares, Inc. (a)	35

			361

		Commercial Services & Supplies — 0.8%
8		Cenveo, Inc. (a)	26

		Communications Equipment — 3.7%
4		CommScope, Inc. (a)	47
6		Emulex Corp. (a)	28
3		Tekelec (a)	43

			118

		Construction & Engineering — 1.1%
3		Orion Marine Group, Inc. (a)	34

		Consumer Finance — 0.5%
1		First Cash Financial Services, Inc. (a)	16

		Containers & Packaging — 3.8%
1		AptarGroup, Inc.	46
1		Silgan Holdings, Inc.	75

			121

		Diversified Financial Services — 0.7%
5		Marlin Business Services Corp. (a)	21

		Diversified Telecommunication Services — 0.7%
3		Alaska Communications Systems Group, Inc.	21

		Electric Utilities — 1.6%
2		Allete, Inc.	49

		Electrical Equipment — 6.0%
3		EnerSys (a)	34
2		General Cable Corp. (a)	47
1		Powell Industries, Inc. (a)	42
2		Regal-Beloit Corp.	67

			190

		Food & Staples Retailing — 0.4%
1		Ruddick Corp.	14

		Food Products — 1.7%
1		Ralcorp Holdings, Inc. (a)	55

		Gas Utilities — 2.3%
2		Atmos Energy Corp.	54
1		Energen Corp.	20

			74

		Health Care Equipment & Supplies — 1.0%
2		Hologic, Inc. (a)	31

		Health Care Providers & Services — 2.9%
2		Kindred Healthcare, Inc. (a)	32
2		Psychiatric Solutions, Inc. (a)	33
3		Sun Healthcare Group, Inc. (a)	27

			92

		Hotels, Restaurants & Leisure — 1.4%
1		Cracker Barrel Old Country Store, Inc.	14
1		Jack in the Box, Inc. (a)	30

			44

		Household Durables — 3.0%
4		Jarden Corp. (a)	45
1		KB Home	17
2		Tupperware Brands Corp.	33

			95

		Insurance — 9.2%
2		American Physicians Service Group, Inc.	38
3		Aspen Insurance Holdings Ltd., (Bermuda)	73
2		Hanover Insurance Group, Inc. (The)	65
3		Max Capital Group Ltd., (Bermuda)	48
11		Meadowbrook Insurance Group, Inc.	68

			292

		Internet Software & Services — 2.9%
2		Digital River, Inc. (a)	47
5		Switch & Data Facilities Co., Inc. (a)	47

			94

		IT Services — 1.5%
6		RightNow Technologies, Inc. (a)	48

		Machinery — 1.3%
1		Kaydon Corp.	18
1		Kennametal, Inc.	23

			41

		Media — 2.3%
2		John Wiley & Sons, Inc., Class A	72

		Metals & Mining — 1.0%
3		Commercial Metals Co.	31

		Multiline Retail — 2.3%
7		Fred’s, Inc., Class A	74

		Oil, Gas & Consumable Fuels — 2.7%
2		Comstock Resources, Inc. (a)	45
3		Forest Oil Corp. (a)	42

			87

		Personal Products — 1.3%
2		Alberto-Culver Co.	40

		Professional Services — 1.3%
2		Robert Half International, Inc.	40

		Real Estate Investment Trusts (REITs) — 5.7%
6		Associated Estates Realty Corp.	32
2		Corporate Office Properties Trust	38
—	(h)	Essex Property Trust, Inc.	23
5		MFA Financial, Inc.	31
1		Mid-America Apartment Communities, Inc.	42
1		Sun Communities, Inc.	17

			183

		Road & Rail — 1.5%
2		Old Dominion Freight Line, Inc. (a)	48

		Semiconductors & Semiconductor Equipment — 0.9%
2		Tessera Technologies, Inc. (a)	30

		Software — 1.2%
9		Lawson Software, Inc. (a)	37

		Specialty Retail — 2.7%
13		Blockbuster, Inc., Class A (a)	9
4		Collective Brands, Inc. (a)	41
2		Rent-A-Center, Inc. (a)	35

			85

		Thrifts & Mortgage Finance — 3.4%
3		First Niagara Financial Group, Inc.	30
5		Ocwen Financial Corp. (a)	53
1		WSFS Financial Corp.	25

			108

		Trading Companies & Distributors — 1.5%
2		GATX Corp.	47

		Total Common Stocks (Cost $3,203)	3,040

		Investment Company — 1.0%
1		SPDR Dow Jones REIT ETF, 2.588%, (Cost $41)	33

		Total Long-Term Investments (Cost $3,244)	3,073

	Short-Term Investment — 3.4%
	Investment Company — 3.4%
107	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $107)	107

	Total Investments — 100.1% (Cost $3,351)	3,180

	Liabilities in Excess of Other Assets — (0.1)%	(3)

	NET ASSETS — 100.0%	$3,177

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF —	Exchange Traded Fund
SPDR —	Standard & Poor’s Depository Receipts
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185
Aggregate gross unrealized depreciation	(356)

Net unrealized appreciation/depreciation	$(171)

Federal income tax cost of investments	$3,351

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,180	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 3,180	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.6%
	Aerospace & Defense — 2.3%
123	Boeing Co.	4,391
92	Honeywell International, Inc.	2,569
58	Northrop Grumman Corp.	2,510
449	United Technologies Corp.	19,311

		28,781

	Auto Components — 0.9%
930	Johnson Controls, Inc.	11,164

	Beverages — 3.0%
522	Coca-Cola Co. (The)	22,935
290	PepsiCo, Inc.	14,925

		37,860

	Biotechnology — 2.1%
18	Alexion Pharmaceuticals, Inc. (a)	686
69	Amgen, Inc. (a) (c)	3,408
195	Celgene Corp. (a) (c)	8,651
301	Gilead Sciences, Inc. (a) (c)	13,928

		26,673

	Capital Markets — 4.1%
45	Ameriprise Financial, Inc.	924
374	Bank of New York Mellon Corp. (The)	10,566
198	Goldman Sachs Group, Inc. (The)	21,026
405	Morgan Stanley	9,228
156	State Street Corp.	4,816
370	TD AMERITRADE Holding Corp. (a)	5,106

		51,666

	Chemicals — 2.5%
13	Air Products & Chemicals, Inc.	732
209	E.l. du Pont de Nemours & Co.	4,664
6	Ecolab, Inc.	220
48	Monsanto Co.	4,025
319	Praxair, Inc.	21,472

		31,113

	Commercial Banks — 2.4%
88	BB&T Corp. (c)	1,484
25	Comerica, Inc.	465
284	KeyCorp	2,235
69	PNC Financial Services Group, Inc.	2,033
518	U.S. Bancorp	7,566
1,162	Wells Fargo & Co. (c)	16,550

		30,333

	Communications Equipment — 6.4%
2,179	Cisco Systems, Inc. (a)	36,543
1,431	Corning, Inc. (c)	18,987
426	Juniper Networks, Inc. (a)	6,418
511	QUALCOMM, Inc.	19,893

		81,841

	Computers & Peripherals — 6.7%
149	Apple, Inc. (a)	15,707
1,355	Hewlett-Packard Co.	43,428
183	International Business Machines Corp.	17,693
288	NetApp, Inc. (a)	4,272
165	SanDisk Corp. (a)	2,092
68	Western Digital Corp. (a)	1,323

		84,515

	Construction & Engineering — 0.1%
27	Fluor Corp.	939

	Consumer Finance — 0.4%
274	American Express Co.	3,740
128	Capital One Financial Corp.	1,568

		5,308

	Diversified Consumer Services — 0.0% (g)
1	ITT Educational Services, Inc. (a)	176

	Diversified Financial Services — 1.0%
1,557	Bank of America Corp.	10,621
11	CME Group, Inc.	2,617

		13,238

	Diversified Telecommunication Services — 3.1%
849	AT&T, Inc.	21,404
588	Verizon Communications, Inc.	17,764

		39,168

	Electric Utilities — 2.5%
213	American Electric Power Co., Inc.	5,383
152	Edison International	4,393
270	Exelon Corp.	12,265
76	FirstEnergy Corp.	2,921
57	FPL Group, Inc.	2,886
463	NV Energy, Inc.	4,350

		32,198

	Electrical Equipment — 0.4%
110	Emerson Electric Co.	3,131
95	Rockwell Automation, Inc.	2,080

		5,211

	Energy Equipment & Services — 2.5%
624	Halliburton Co. (c)	9,656
444	Schlumberger Ltd.	18,037
37	Smith International, Inc.	789
21	Transocean Ltd., (Switzerland) (a)	1,242
179	Weatherford International Ltd. (a)	1,981

		31,705

	Food & Staples Retailing — 5.2%
434	CVS/Caremark Corp.	11,942
876	Safeway, Inc.	17,696
802	SYSCO Corp. (c)	18,290
338	Wal-Mart Stores, Inc.	17,611

		65,539

	Food Products — 1.2%
235	General Mills, Inc.	11,709
161	Kraft Foods, Inc., Class A	3,588

		15,297

	Health Care Equipment & Supplies — 1.4%
9	Baxter International, Inc.	437
82	Boston Scientific Corp. (a)	650
20	C.R. Bard, Inc.	1,597
169	Covidien Ltd., (Bermuda)	5,610
145	Medtronic, Inc.	4,285
154	Zimmer Holdings, Inc. (a)	5,636

		18,215

	Health Care Providers & Services — 1.7%
204	Aetna, Inc.	4,953
181	Cardinal Health, Inc.	5,708
75	McKesson Corp.	2,627
75	UnitedHealth Group, Inc.	1,561
166	WellPoint, Inc. (a)	6,308

		21,157

	Hotels, Restaurants & Leisure — 1.0%
260	Carnival Corp.	5,622
700	International Game Technology	6,451
69	Royal Caribbean Cruises Ltd. (c)	549
12	Yum! Brands, Inc.	331

		12,953

	Household Durables — 0.5%
259	D.R. Horton, Inc.	2,514
317	KB Home (c)	4,178

		6,692

	Household Products — 2.1%
571	Procter & Gamble Co. (c)	26,899

	Industrial Conglomerates — 0.5%
613	General Electric Co.	6,196

	Insurance — 2.7%
206	ACE Ltd., (Switzerland)	8,332
47	Aflac, Inc.	908
10	Arch Capital Group Ltd., (Bermuda) (a)	558
57	Axis Capital Holdings Ltd., (Bermuda)	1,290
192	MetLife, Inc.	4,376
145	Prudential Financial, Inc.	2,758
228	RenaissanceRe Holdings Ltd., (Bermuda)	11,255
105	Travelers Cos., Inc. (The)	4,255

		33,732

	Internet & Catalog Retail — 0.3%
51	Amazon.com, Inc. (a)	3,724

	Internet Software & Services — 2.0%
66	Google, Inc., Class A (a)	23,119
220	Yahoo!, Inc. (a)	2,823

		25,942

	IT Services — 0.2%
15	Infosys Technologies Ltd., (India), ADR	391
96	Paychex, Inc.	2,459

		2,850

	Machinery — 1.7%
273	Caterpillar, Inc. (c)	7,620
12	Danaher Corp.	650
208	Deere & Co.	6,851
270	PACCAR, Inc. (c)	6,946

		22,067

	Media — 3.3%
247	Time Warner Cable, Inc.	6,127
1,055	Time Warner, Inc.	20,368
822	Walt Disney Co. (The) (c)	14,934

		41,429

	Metals & Mining — 0.6%
190	Freeport-McMoRan Copper & Gold, Inc.	7,235

	Multiline Retail — 0.4%
126	Kohl’s Corp. (a)	5,312

	Multi-Utilities — 1.1%
93	Consolidated Edison, Inc.	3,691
127	PG&E Corp.	4,837
174	Public Service Enterprise Group, Inc.	5,123

		13,651

	Oil, Gas & Consumable Fuels — 10.0%
71	Anadarko Petroleum Corp.	2,754
230	Apache Corp.	14,727
146	Chesapeake Energy Corp.	2,487
295	Chevron Corp.	19,825
270	ConocoPhillips	10,566
134	Devon Energy Corp.	5,982
21	EOG Resources, Inc.	1,156
742	Exxon Mobil Corp.	50,511
86	Hess Corp.	4,668
255	Occidental Petroleum Corp.	14,182

		126,858

	Pharmaceuticals — 9.5%
559	Abbott Laboratories	26,675
11	Allergan, Inc.	518
238	Bristol-Myers Squibb Co.	5,221
1,048	Merck & Co., Inc.	28,031
2,049	Pfizer, Inc.	27,913
971	Schering-Plough Corp.	22,876
218	Wyeth	9,377

		120,611

	Real Estate Investment Trusts (REITs) — 0.0% (g)
9	Alexandria Real Estate Equities, Inc.	328
7	Equity Residential	136

		464

	Road & Rail — 2.8%
293	CSX Corp.	7,566
823	Norfolk Southern Corp.	27,769

		35,335

	Semiconductors & Semiconductor Equipment —1.7%
222	Broadcom Corp., Class A (a) (c)	4,443
174	KLA-Tencor Corp.	3,477
188	Lam Research Corp. (a)	4,278
562	LSI Corp. (a)	1,709

58	National Semiconductor Corp.	600
76	Novellus Systems, Inc. (a)	1,262
291	Xilinx, Inc.	5,583

		21,352

	Software — 3.8%
66	Adobe Systems, Inc. (a)	1,423
2,165	Microsoft Corp.	39,780
372	Oracle Corp. (a)	6,719
10	SAP AG, (Germany), ADR (c)	368

		48,290

	Specialty Retail — 2.0%
83	Advance Auto Parts, Inc.	3,411
7	Best Buy Co., Inc.	265
79	CarMax, Inc. (a) (c)	981
1,162	Staples, Inc. (c)	21,045
9	Urban Outfitters, Inc. (a)	155

		25,857

	Textiles, Apparel & Luxury Goods — 0.8%
109	Nike, Inc., Class B	5,133
19	Polo Ralph Lauren Corp.	787
73	V.F. Corp.	4,188

		10,108

	Tobacco — 1.5%
734	Altria Group, Inc.	11,760
222	Philip Morris International, Inc.	7,906

		19,666

	Trading Companies & Distributors — 0.0% (g)
6	GATX Corp.	129

	Wireless Telecommunication Services — 0.2%
674	Sprint Nextel Corp. (a)	2,405

	Total Common Stocks (Cost $1,305,742)	1,251,854

	Investment Company — 0.2%
114	iShares Dow Jones US Real Estate Index Fund (c) (Cost $3,324)	2,890

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.0% (g)
160	U.S. Treasury Note, 4.875%, 06/30/09 (k) (Cost $162)	162

	Total Long-Term Investments (Cost $1,309,228)	1,254,906

SHARES

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
17,789	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $17,789)	17,789

	Investments of Cash Collateral for Securities on Loan — 7.0%
	Investment Company — 7.0%
88,754	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $88,754)	88,754

	Total Investments — 107.2% (Cost $1,415,771)	1,361,449

	Liabilities in Excess of Other Assets — (7.2)%	(91,915)

	NET ASSETS — 100.0%	$1,269,534

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

38	S&P 500 Index	06/30/09	$7,551	$779

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR—	American Depositary Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,701
Aggregate gross unrealized depreciation	(143,023)

Net unrealized appreciation/depreciation	($54,322)

Federal income tax cost of investments	$1,415,771

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 1,360,919	$ 779	$ —
Level 2 – Other significant observable inputs	530	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 1,361,449	$ 779	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Positions — 115.9% (j)
	Long-Term Investments — 114.2%
	Common Stocks — 113.8%
	Aerospace & Defense — 3.0%
286	Boeing Co.	10,184
223	Honeywell International, Inc.	6,209
380	Northrop Grumman Corp.	16,566
1,255	United Technologies Corp.	53,953

		86,912

	Auto Components — 0.9%
2,138	Johnson Controls, Inc.	25,659

	Beverages — 3.3%
1,248	Coca-Cola Co. (The)	54,852
261	Coca-Cola Enterprises, Inc.	3,441
750	PepsiCo, Inc.	38,607

		96,900

	Biotechnology — 2.1%
46	Alexion Pharmaceuticals, Inc. (a)	1,723
173	Amgen, Inc. (a)	8,572
429	Celgene Corp. (a)	19,031
681	Gilead Sciences, Inc. (a)	31,534

		60,860

	Capital Markets — 4.8%
94	Ameriprise Financial, Inc.	1,934
891	Bank of New York Mellon Corp. (The)	25,160
569	Goldman Sachs Group, Inc. (The)	60,348
900	Morgan Stanley	20,491
327	State Street Corp.	10,051
1,469	TD AMERITRADE Holding Corp. (a)	20,292

		138,276

	Chemicals — 2.8%
597	E.l. du Pont de Nemours & Co.	13,330
112	Monsanto Co.	9,326
849	Praxair, Inc.	57,114

		79,770

	Commercial Banks — 2.7%
199	BB&T Corp.	3,363
64	Comerica, Inc.	1,171
1,096	KeyCorp	8,625
262	PNC Financial Services Group, Inc.	7,674
1,258	U.S. Bancorp	18,375
2,673	Wells Fargo & Co.	38,063

		77,271

	Communications Equipment — 6.8%
5,154	Cisco Systems, Inc. (a)	86,425
3,583	Corning, Inc.	47,540
1,209	Juniper Networks, Inc. (a)	18,212
1,157	QUALCOMM, Inc.	45,015

		197,192

	Computers & Peripherals — 7.6%
363	Apple, Inc. (a)	38,135
3,596	Hewlett-Packard Co.	115,300
433	International Business Machines Corp.	41,909
979	NetApp, Inc. (a)	14,532
416	SanDisk Corp. (a)	5,261
172	Western Digital Corp. (a)	3,327

		218,464

	Construction & Engineering — 0.1%
68	Fluor Corp.	2,360

	Consumer Finance — 0.4%
663	American Express Co.	9,031
321	Capital One Financial Corp.	3,925

		12,956

	Diversified Financial Services — 1.1%
3,542	Bank of America Corp.	24,159
27	CME Group, Inc.	6,579

		30,738

	Diversified Telecommunication Services — 3.1%
2,069	AT&T, Inc.	52,135
1,232	Verizon Communications, Inc.	37,211

		89,346

	Electric Utilities — 3.4%
679	American Electric Power Co., Inc.	17,145
324	Edison International	9,348
128	Entergy Corp.	8,738
731	Exelon Corp.	33,200
162	FirstEnergy Corp.	6,272
243	FPL Group, Inc.	12,319
1,134	NV Energy, Inc.	10,645

		97,667

	Electrical Equipment — 0.4%
256	Emerson Electric Co.	7,329
211	Rockwell Automation, Inc.	4,619

		11,948

	Energy Equipment & Services — 3.2%
1,929	Halliburton Co.	29,844
1,184	Schlumberger Ltd.	48,077
90	Smith International, Inc.	1,926
53	Transocean Ltd., (Switzerland) (a)	3,123
755	Weatherford International Ltd. (a)	8,358

		91,328

	Food & Staples Retailing — 5.9%
1,268	CVS/Caremark Corp.	34,857
2,041	Safeway, Inc.	41,211
2,078	SYSCO Corp.	47,368
894	Wal-Mart Stores, Inc.	46,583

		170,019

	Food Products — 1.6%
731	General Mills, Inc.	36,468
403	Kraft Foods, Inc., Class A	8,985

		45,453

	Health Care Equipment & Supplies — 2.1%
112	Baxter International, Inc.	5,744
206	Boston Scientific Corp. (a)	1,636
38	C.R. Bard, Inc.	3,040
361	Covidien Ltd., (Bermuda)	12,007
608	Medtronic, Inc.	17,922
576	Zimmer Holdings, Inc. (a)	21,029

		61,378

	Health Care Providers & Services — 2.1%
410	Aetna, Inc.	9,971
577	Cardinal Health, Inc.	18,178
31	Laboratory Corp. of America Holdings (a)	1,788
307	McKesson Corp.	10,755
188	UnitedHealth Group, Inc.	3,926
418	WellPoint, Inc. (a)	15,863

		60,481

	Hotels, Restaurants & Leisure — 1.1%
643	Carnival Corp.	13,881
1,701	International Game Technology	15,687
163	Royal Caribbean Cruises Ltd.	1,306

		30,874

	Household Durables — 1.1%
1,237	D.R. Horton, Inc.	12,002
1,575	KB Home	20,758

		32,760

	Household Products — 2.4%
1,449	Procter & Gamble Co.	68,218

	Industrial Conglomerates — 0.5%
1,442	General Electric Co.	14,579

	Insurance — 3.1%
554	ACE Ltd., (Switzerland)	22,385
117	Aflac, Inc.	2,267
26	Arch Capital Group Ltd., (Bermuda) (a)	1,402
120	Axis Capital Holdings Ltd., (Bermuda)	2,702
441	MetLife, Inc.	10,049
348	Prudential Financial, Inc.	6,614
619	RenaissanceRe Holdings Ltd., (Bermuda)	30,623
353	Travelers Cos., Inc. (The)	14,353

		90,395

	Internet & Catalog Retail — 0.3%
127	Amazon.com, Inc. (a)	9,363

	Internet Software & Services — 2.1%
152	Google, Inc., Class A (a)	53,046
516	Yahoo!, Inc. (a)	6,604

		59,650

	IT Services — 0.7%
88	Infosys Technologies Ltd., (India), ADR	2,338
54	MasterCard, Inc., Class A	9,122
366	Paychex, Inc.	9,394

		20,854

	Machinery — 2.2%
787	Caterpillar, Inc.	22,010
658	Deere & Co.	21,623
110	Ingersoll-Rand Co., Ltd., (Bermuda), Class A	1,515
730	PACCAR, Inc.	18,814

		63,962

	Media — 3.7%
423	News Corp., Class A	2,798
644	Time Warner Cable, Inc.	15,966
2,728	Time Warner, Inc.	52,658
1,887	Walt Disney Co. (The)	34,277

		105,699

	Metals & Mining — 1.0%
794	Freeport-McMoRan Copper & Gold, Inc.	30,257

	Multiline Retail — 0.4%
305	Kohl’s Corp. (a)	12,919

	Multi-Utilities — 1.4%
275	Consolidated Edison, Inc.	10,885
280	PG&E Corp.	10,694
641	Public Service Enterprise Group, Inc.	18,902

		40,481

	Oil, Gas & Consumable Fuels — 10.1%
178	Anadarko Petroleum Corp.	6,924
522	Apache Corp.	33,459
582	Chesapeake Energy Corp.	9,935
661	Chevron Corp.	44,425
659	ConocoPhillips	25,804
271	Devon Energy Corp.	12,094
53	EOG Resources, Inc.	2,906
1,645	Exxon Mobil Corp.	112,011
194	Hess Corp.	10,530
587	Occidental Petroleum Corp.	32,646
107	Valero Energy Corp.	1,909

		292,643

	Personal Products — 0.1%
159	Avon Products, Inc.	3,064

	Pharmaceuticals — 10.9%
1,473	Abbott Laboratories	70,246
575	Bristol-Myers Squibb Co.	12,601
162	Johnson & Johnson	8,530
2,848	Merck & Co., Inc.	76,183
5,292	Pfizer, Inc.	72,074
2,245	Schering-Plough Corp.	52,859
526	Wyeth	22,649

		315,142

	Road & Rail — 3.3%
859	CSX Corp.	22,196
2,187	Norfolk Southern Corp.	73,820

		96,016

	Semiconductors & Semiconductor Equipment — 2.8%
716	Atmel Corp. (a)	2,599
854	Broadcom Corp., Class A (a)	17,057
529	Intersil Corp., Class A	6,081
437	KLA-Tencor Corp.	8,744
420	Lam Research Corp. (a)	9,571
1,414	LSI Corp. (a)	4,299
989	National Semiconductor Corp.	10,161
191	Novellus Systems, Inc. (a)	3,173
956	Xilinx, Inc.	18,314

		79,999

	Software — 3.9%
148	Adobe Systems, Inc. (a)	3,169
4,977	Microsoft Corp.	91,429
917	Oracle Corp. (a)	16,563
21	VMware, Inc., Class A (a)	489

		111,650

	Specialty Retail — 2.5%
319	Advance Auto Parts, Inc.	13,093
175	CarMax, Inc. (a)	2,176
3,117	Staples, Inc.	56,452

		71,721

	Textiles, Apparel & Luxury Goods — 1.0%
76	Coach, Inc. (a)	1,263
223	Nike, Inc., Class B	10,442
115	Phillips-Van Heusen Corp.	2,606
32	Polo Ralph Lauren Corp.	1,370
237	V.F. Corp.	13,509

		29,190

	Tobacco — 1.6%
1,657	Altria Group, Inc.	26,540
527	Philip Morris International, Inc.	18,768

		45,308

	Wireless Telecommunication Services — 0.2%
1,418	Sprint Nextel Corp. (a)	5,063

	Total Common Stocks (Cost $3,831,255)	3,284,785

	Investment Companies — 0.4%
248	Financial Select Sector SPDR Fund	2,181
367	iShares Dow Jones US Real Estate Index Fund	9,337

	Total Investment Companies (Cost $13,815)	11,518

	Total Long-Term Investments (Cost $3,845,070)	3,296,303

	Short-Term Investment — 1.7%
	Investment Company — 1.7%
49,232	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $49,232)	49,232

	Total Investments — 115.9% (Cost $3,894,302)	3,345,535
	Liabilities in Excess of Other Assets — (15.9)%	(458,148)

	NET ASSETS — 100.0%	$2,887,387

	Short Positions — 16.8%
	Common Stocks — 16.8%
	Aerospace & Defense — 1.3%
254	General Dynamics Corp.	10,549
514	ITT Corp.	19,761
185	Raytheon Co.	7,195

		37,505

	Air Freight & Logistics — 0.5%
112	FedEx Corp.	4,973
199	United Parcel Service, Inc., Class B	9,799

		14,772

	Biotechnology — 0.4%
78	Cephalon, Inc. (a)	5,341
44	Genzyme Corp. (a)	2,612
68	OSI Pharmaceuticals, Inc. (a)	2,592

		10,545

	Capital Markets — 1.0%
418	Charles Schwab Corp. (The)	6,479
627	Federated Investors, Inc., Class B	13,963
94	Lazard Ltd., (Bermuda), Class A	2,767
196	T. Rowe Price Group, Inc.	5,665

		28,874

	Chemicals — 0.3%
101	Olin Corp.	1,443
380	OM Group, Inc. (a)	7,350

		8,793

	Commercial Banks — 0.2%
47	BancorpSouth, Inc.	978
166	FirstMerit Corp.	3,016
142	Fulton Financial Corp.	942
36	UMB Financial Corp.	1,526

		6,462

	Computers & Peripherals — 0.1%
325	EMC Corp. (a)	3,702

	Electric Utilities — 0.8%
603	Allegheny Energy, Inc.	13,979
342	Southern Co.	10,481

		24,460

	Electrical Equipment — 0.1%
110	Cooper Industries Ltd., Class A	2,846

	Electronic Equipment, Instruments & Components — 0.1%
218	Agilent Technologies, Inc. (a)	3,350

	Energy Equipment & Services — 0.3%
257	Baker Hughes, Inc.	7,325

	Food & Staples Retailing — 0.4%
92	Costco Wholesale Corp.	4,240
336	Walgreen Co.	8,731

		12,971

	Food Products — 0.1%
125	H.J. Heinz Co.	4,145

	Health Care Equipment & Supplies — 1.0%
129	Becton, Dickinson & Co.	8,650
263	St. Jude Medical, Inc. (a)	9,552
231	Stryker Corp.	7,862
132	Varian Medical Systems, Inc. (a)	4,009

		30,073

	Health Care Providers & Services — 0.5%
334	AmerisourceBergen Corp.	10,907
45	Quest Diagnostics, Inc.	2,139

		13,046

	Hotels, Restaurants & Leisure — 0.3%
143	McDonald’s Corp.	7,783

	Household Durables — 0.5%
635	Pulte Homes, Inc.	6,939
380	Toll Brothers, Inc. (a)	6,908

		13,847

	Household Products — 0.7%
120	Clorox Co.	6,169
233	Colgate-Palmolive Co.	13,713

		19,882

	Industrial Conglomerates — 0.4%
204	3M Co.	10,127

	Insurance — 0.3%
136	AON Corp.	5,545
207	Progressive Corp. (The) (a)	2,780

		8,325

	Internet Software & Services — 0.3%
677	eBay, Inc. (a)	8,502

	IT Services — 0.5%
112	Automatic Data Processing, Inc.	3,939
127	SAIC, Inc. (a)	2,364
167	Visa, Inc., Class A	9,258

		15,561

	Machinery — 0.8%
81	AGCO Corp. (a)	1,588
535	Dover Corp.	14,125
71	Eaton Corp.	2,605
174	Illinois Tool Works, Inc.	5,371

		23,689

	Media — 0.7%
1,332	CBS Corp., Class B	5,116
643	Comcast Corp., Class A	8,772
216	New York Times Co. (The), Class A	977
383	News Corp., Class B	2,948
170	Viacom, Inc., Class B (a)	2,960

		20,773

	Multiline Retail — 0.1%
257	Nordstrom, Inc.	4,303

	Multi-Utilities — 0.3%
241	Dominion Resources, Inc.	7,478
16	Wisconsin Energy Corp.	649

		8,127

	Oil, Gas & Consumable Fuels — 0.5%
319	Sunoco, Inc.	8,442
168	XTO Energy, Inc.	5,149

		13,591

	Paper & Forest Products — 0.5%
513	Weyerhaeuser Co.	14,147

	Pharmaceuticals — 0.2%
235	Forest Laboratories, Inc. (a)	5,160

	Real Estate Investment Trusts (REITs) — 0.4%
104	Boston Properties, Inc.	3,652
132	Home Properties, Inc.	4,033
90	Plum Creek Timber Co., Inc.	2,631

		10,316

	Road & Rail — 0.6%
481	Heartland Express, Inc.	7,130
371	Knight Transportation, Inc.	5,621
286	Werner Enterprises, Inc.	4,330

		17,081

	Semiconductors & Semiconductor Equipment — 1.6%
365	Altera Corp.	6,412
432	Analog Devices, Inc.	8,326
119	Linear Technology Corp.	2,731
216	Maxim Integrated Products, Inc.	2,848
664	Microchip Technology, Inc.	14,078
715	Texas Instruments, Inc.	11,797

		46,192

	Specialty Retail — 0.8%
38	AutoZone, Inc. (a)	6,224
213	Home Depot, Inc.	5,023
148	Tiffany & Co.	3,201
338	TJX Cos., Inc.	8,679

		23,127

	Thrifts & Mortgage Finance — 0.1%
138	Hudson City Bancorp, Inc.	1,607

	Trading Companies & Distributors — 0.1%
46	MSC Industrial Direct Co., Class A	1,421
40	W.W. Grainger, Inc.	2,795

		4,216

	Total Common Stocks (Cost $552,194)	485,225

	Total Short Positions (Proceeds $552,194)	$485,225

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
255	S&P 500 Index	06/30/09	$50,669	$1,490

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor’s Depository Receipts
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)		All or a portion of these securities are segregated for short sales.
(l)		The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,560
Aggregate gross unrealized depreciation	(641,327)

Net unrealized appreciation/depreciation	$(548,767)

Federal income tax cost of investments	$3,894,302

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 3,345,535	$ (485,225)	$ 1,490	$ —
Level 2 – Other significant observable inputs	—	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—
Total	$ 3,345,535	$ (485,225)	$ 1,490	$ —

†

Liabilities in securities sold short may include written options.

*

Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Positions — 111.7% (j)
		Long-Term Investments — 107.5%
		Common Stocks — 107.5%
		Aerospace & Defense — 2.7%
—	(h)	Boeing Co.	16
3		Honeywell International, Inc.	83
—	(h)	Precision Castparts Corp.	24
1		United Technologies Corp.	53

			176

		Auto Components — 1.0%
6		Johnson Controls, Inc.	68

		Beverages — 1.0%
1		Coca-Cola Co. (The)	64

		Biotechnology — 1.0%
1		Celgene Corp. (a)	47
—	(h)	Gilead Sciences, Inc. (a)	21

			68

		Capital Markets — 7.6%
2		Goldman Sachs Group, Inc. (The)	208
1		Janus Capital Group, Inc.	9
7		Morgan Stanley	156
3		State Street Corp.	83
3		TD AMERITRADE Holding Corp. (a)	43

			499

		Chemicals — 3.7%
2		Air Products & Chemicals, Inc.	89
3		Dow Chemical Co. (The)	29
1		E.l. du Pont de Nemours & Co.	33
1		Praxair, Inc.	37
1		Rohm & Haas Co.	55

			243

		Commercial Banks — 3.6%
5		KeyCorp	41
3		U.S. Bancorp	42
11		Wells Fargo & Co.	155

			238

		Commercial Services & Supplies — 0.3%
1		Republic Services, Inc.	19

		Communications Equipment — 3.2%
6		Cisco Systems, Inc. (a)	107
8		Corning, Inc.	103

			210

		Computers & Peripherals — 1.5%
2		Hewlett-Packard Co.	59
3		NetApp, Inc. (a)	42

			101

		Consumer Finance — 1.5%
3		Capital One Financial Corp.	40
12		SLM Corp. (a)	60

			100

		Containers & Packaging — 0.8%
1		Ball Corp.	55

		Diversified Consumer Services — 0.3%
—	(h)	ITT Educational Services, Inc. (a)	19

		Diversified Financial Services — 2.2%
15		Bank of America Corp.	105
5		CIT Group, Inc.	14
9		Citigroup, Inc.	22

			141

		Diversified Telecommunication Services — 6.0%
1		AT&T, Inc.	18
12		Verizon Communications, Inc.	375

			393

		Electric Utilities — 3.6%
3		American Electric Power Co., Inc.	70
2		Edison International	62
1		Exelon Corp.	53
6		NV Energy, Inc.	52

			237

		Electronic Equipment, Instruments & Components — 0.9%
1		Avnet, Inc. (a)	19
3		Tyco Electronics Ltd., (Bermuda)	38

			57

		Energy Equipment & Services — 0.9%
1		Baker Hughes, Inc.	17
1		Halliburton Co.	17
1		Schlumberger Ltd.	23

			57

		Food & Staples Retailing — 5.6%
4		CVS/Caremark Corp.	120
8		Safeway, Inc.	171
2		SYSCO Corp.	57
—	(h)	Wal-Mart Stores, Inc.	19

			367

		Food Products — 1.2%
2		General Mills, Inc.	79

		Health Care Equipment & Supplies — 0.8%
1		Medtronic, Inc.	24
1		Zimmer Holdings, Inc. (a)	26

			50

		Health Care Providers & Services — 3.2%
2		Aetna, Inc.	42
1		Cardinal Health, Inc.	32
—	(h)	McKesson Corp.	15
3		WellPoint, Inc. (a)	118

			207

		Hotels, Restaurants & Leisure — 1.0%
1		Carnival Corp.	13
3		International Game Technology	31
3		Royal Caribbean Cruises Ltd.	21

			65

		Household Products — 2.7%
4		Procter & Gamble Co.	175

		Industrial Conglomerates — 1.3%
8		General Electric Co.	84

		Insurance — 5.3%
3		ACE Ltd., (Switzerland)	102
2		Assurant, Inc.	46
1		Axis Capital Holdings Ltd., (Bermuda)	15
1		MetLife, Inc.	15
1		Prudential Financial, Inc.	17
1		RenaissanceRe Holdings Ltd., (Bermuda)	70
2		Travelers Cos., Inc. (The)	82

			347

		Internet & Catalog Retail — 0.2%
—	(h)	Amazon.com, Inc. (a)	13

		Internet Software & Services — 0.6%
—	(h)	Google, Inc., Class A (a)	36

		IT Services — 0.3%
1		Paychex, Inc.	17

		Machinery — 1.3%
3		Joy Global, Inc.	56
2		Kennametal, Inc.	28

			84

		Media — 4.0%
8		News Corp., Class A	52
2		Time Warner Cable, Inc.	50
3		Time Warner, Inc.	59
2		Virgin Media, Inc.	11
5		Walt Disney Co. (The)	92

			264

		Metals & Mining — 1.0%
2		Freeport-McMoRan Copper & Gold, Inc.	65

		Multiline Retail — 0.5%
1		Family Dollar Stores, Inc.	21
2		Macy’s, Inc.	14

			35

		Multi-Utilities — 1.7%
3		CMS Energy Corp.	32
—	(h)	Consolidated Edison, Inc.	19
1		PG&E Corp.	42
1		Public Service Enterprise Group, Inc.	19

			112

		Oil, Gas & Consumable Fuels — 14.9%
1		Anadarko Petroleum Corp.	48
1		Apache Corp.	70
2		Chevron Corp.	139
—	(h)	ConocoPhillips	13
1		Consol Energy, Inc.	17
1		Devon Energy Corp.	34
7		Exxon Mobil Corp.	492
1		Hess Corp.	35
3		Marathon Oil Corp.	69
—	(h)	Occidental Petroleum Corp.	11
1		Peabody Energy Corp.	17
2		Williams Cos., Inc. (The)	28

			973

		Paper & Forest Products — 0.1%
9		Domtar Corp., (Canada) (a)	9

		Pharmaceuticals — 10.9%
2		Abbott Laboratories	105
6		Merck & Co., Inc.	147
14		Pfizer, Inc.	196
6		Schering-Plough Corp.	132
3		Wyeth	132

			712

		Real Estate Investment Trusts (REITs) — 1.3%
1		Alexandria Real Estate Equities, Inc.	19
2		Annaly Capital Management, Inc.	33
—	(h)	Essex Property Trust, Inc.	9
3		Kimco Realty Corp.	21
—	(h)	Vornado Realty Trust	4

			86

		Road & Rail — 1.6%
1		CSX Corp.	14
5		Hertz Global Holdings, Inc. (a)	18
2		Norfolk Southern Corp.	75

			107

		Semiconductors & Semiconductor Equipment — 1.9%
1		Altera Corp.	10
1		Applied Materials, Inc.	7
1		Broadcom Corp., Class A (a)	23
1		Intersil Corp., Class A	7
—	(h)	KLA-Tencor Corp.	8
2		Lam Research Corp. (a)	38
1		Novellus Systems, Inc. (a)	8
1		Tessera Technologies, Inc. (a)	11
1		Xilinx, Inc.	12

			124

		Software — 1.8%
1		CA, Inc.	26
2		Microsoft Corp.	45
3		Symantec Corp. (a)	42
—	(h)	VMware, Inc., Class A (a)	6

			119

		Specialty Retail — 0.9%
1		Advance Auto Parts, Inc.	30
1		Staples, Inc.	26

			56

		Textiles, Apparel & Luxury Goods — 0.2%
—	(h)	Polo Ralph Lauren Corp.	13

		Thrifts & Mortgage Finance — 0.4%
19		MGIC Investment Corp.	27

		Tobacco — 0.5%
2		Altria Group, Inc.	30

		Wireless Telecommunication Services — 0.5%
2		Crown Castle International Corp. (a)	31

		Total Long-Term Investments (Cost $7,984)	7,032

		Short-Term Investment — 4.2%
		Investment Company — 4.2%
272		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $272)	272

		Total Investments — 111.7% (Cost $8,256)	7,304

		Liabilities in Excess of Other Assets — (11.7)%	(763)

		NET ASSETS — 100.0%	$6,541

		Short Positions — 11.2%
		Common Stocks — 11.2%
		Aerospace & Defense — 0.8%
1		ITT Corp.	53

		Air Freight & Logistics — 0.5%
—	(h)	FedEx Corp.	12
—	(h)	United Parcel Service, Inc., Class B	18

			30

		Biotechnology — 0.4%
—	(h)	Cephalon, Inc. (a)	5
—	(h)	Genzyme Corp. (a)	20

			25

		Capital Markets — 0.4%
1		Federated Investors, Inc., Class B	20
—	(h)	T. Rowe Price Group, Inc.	6

			26

		Chemicals — 1.4%
1		H.B. Fuller Co.	12
3		Nalco Holding Co.	41
2		OM Group, Inc. (a)	33
—	(h)	PPG Industries, Inc.	9

			95

		Commercial Banks — 0.4%
1		UMB Financial Corp.	25

		Computers & Peripherals — 0.5%
1		Dell, Inc. (a)	7
2		EMC Corp. (a)	26

			33

		Electric Utilities — 0.3%
1		Northeast Utilities	17

		Electrical Equipment — 0.2%
—	(h)	Emerson Electric Co.	13

		Food & Staples Retailing — 0.4%
—	(h)	Costco Wholesale Corp.	11
1		Kroger Co. (The)	18

			29

		Health Care Equipment & Supplies — 0.4%
1		St. Jude Medical, Inc. (a)	26

		Hotels, Restaurants & Leisure — 0.4%
1		Yum! Brands, Inc.	24

		Insurance — 0.6%
—	(h)	Markel Corp. (a)	27
1		Marsh & McLennan Cos., Inc.	12

			39

		Internet Software & Services — 0.2%
1		eBay, Inc. (a)	11

		Machinery — 0.1%
—	(h)	Illinois Tool Works, Inc.	9

		Media — 0.3%
1		Omnicom Group, Inc.	17

		Multiline Retail — 0.0% (g)
—	(h)	Nordstrom, Inc.	3

		Paper & Forest Products — 0.4%
2		International Paper Co.	12
—	(h)	Weyerhaeuser Co.	13

			25

		Pharmaceuticals — 0.3%
1		Forest Laboratories, Inc. (a)	13
1		Medicines Co. (The) (a)	6

			19

		Real Estate Investment Trusts (REITs) — 0.8%
—	(h)	Boston Properties, Inc.	10
1		Home Properties, Inc.	20
—	(h)	Plum Creek Timber Co., Inc.	6
—	(h)	Public Storage	18

			54

		Road & Rail — 0.5%
1		Heartland Express, Inc.	21
1		Werner Enterprises, Inc.	13

			34

		Semiconductors & Semiconductor Equipment — 1.2%
—	(h)	Intel Corp.	4
1		Linear Technology Corp.	29
2		Maxim Integrated Products, Inc.	22
—	(h)	Microchip Technology, Inc.	10
1		Texas Instruments, Inc.	16

			81

		Specialty Retail — 0.7%
—	(h)	AutoZone, Inc. (a)	10
1		Bed Bath & Beyond, Inc. (a)	15
1		Gap, Inc. (The)	17
—	(h)	Tiffany & Co.	3

			45

		Total Short Positions (Proceeds $873)	733

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2009
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315
Aggregate gross unrealized depreciation	(1,267)

Net unrealized appreciation/depreciation	$(952)

Federal income tax cost of investments	$8,256

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*

Level 1 – Quoted prices	$ 7,304	$ (733)	$ —
Level 2 – Other significant observable inputs	—	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 7,304	$ (733)	$ —

†

Liabilities in securities sold short may include written options.

*

Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 96.6%
		Common Stocks — 96.0%
		Aerospace & Defense — 1.1%
2		Ceradyne, Inc. (a)	38
23		Orbital Sciences Corp. (a)	268

			306

		Air Freight & Logistics — 0.2%
14		Pacer International, Inc.	50

		Airlines — 0.8%
9		Continental Airlines, Inc., Class B (a)	83
7		Hawaiian Holdings, Inc. (a)	24
11		SkyWest, Inc.	136

			243

		Auto Components — 0.3%
15		ArvinMeritor, Inc.	12
10		Drew Industries, Inc. (a)	84
1		Stoneridge, Inc. (a)	2

			98

		Biotechnology — 5.0%
3		Acorda Therapeutics, Inc. (a)	51
6		Alexion Pharmaceuticals, Inc. (a)	241
6		Alkermes, Inc. (a)	72
6		Anadys Pharmaceuticals, Inc. (a)	40
7		Arena Pharmaceuticals, Inc. (a)	20
6		BioMarin Pharmaceutical, Inc. (a) (c)	79
1		Cephalon, Inc. (a)	61
17		Cytokinetics, Inc. (a)	28
16		Halozyme Therapeutics, Inc. (a) (c)	89
2		InterMune, Inc. (a)	35
1		Martek Biosciences Corp. (a)	13
5		Myriad Genetics, Inc. (a)	236
5		Onyx Pharmaceuticals, Inc. (a)	154
4		Pharmasset, Inc. (a)	40
4		Progenics Pharmaceuticals, Inc. (a)	25
31		Protalix BioTherapeutics, Inc., (Israel) (a)	63
4		Rigel Pharmaceuticals, Inc. (a)	26
12		Seattle Genetics, Inc. (a)	122
2		Theravance, Inc. (a)	39

			1,434

		Building Products — 2.0%
7		Gibraltar Industries, Inc.	34
12		INSTEEL Industries, Inc. (c)	83
14		Lennox International, Inc.	362
10		NCI Building Systems, Inc. (a)	22
9		Quanex Building Products Corp.	67

			568

		Capital Markets — 2.0%
3		Affiliated Managers Group, Inc. (a)	117
13		Federated Investors, Inc., Class B	298
1		Janus Capital Group, Inc.	4
5		LaBranche & Co., Inc. (a)	17
2		Piper Jaffray Cos. (a)	54
11		thinkorswim Group, Inc. (a)	92

			582

		Chemicals — 1.6%
5		Innospec, Inc., (United Kingdom)	18
39		Spartech Corp.	97
13		Terra Industries, Inc.	357

			472

		Commercial Banks — 6.6%
4		1st Source Corp.	65
9		BancFirst Corp.	328
6		Cardinal Financial Corp.	32
7		Central Pacific Financial Corp.	37
9		City Holding Co.	251
3		CoBiz Financial, Inc.	17
3		Commerce Bancshares, Inc.	120
5		First Bancorp	21
2		First Merchants Corp.	24
9		First South Bancorp, Inc. (c)	92
10		Guaranty Bancorp (a)	17
2		Lakeland Financial Corp.	31
4		Sierra Bancorp	37
10		Simmons First National Corp., Class A	257
12		Suffolk Bancorp	317
22		TCF Financial Corp. (c)	253

			1,899

		Commercial Services & Supplies — 1.5%
2		ATC Technology Corp. (a)	18
11		Deluxe Corp.	110
27		Knoll, Inc.	165
3		Standard Parking Corp. (a)	44
18		Standard Register Co. (The) (c)	80
2		Steelcase, Inc., Class A	12

			429

		Communications Equipment — 3.4%
3		Arris Group, Inc. (a)	22
14		Avocent Corp. (a)	172
8		Black Box Corp.	198
47		Emulex Corp. (a)	238
13		InterDigital, Inc. (a)	341
4		Tellabs, Inc. (a)	18

			989

		Computers & Peripherals — 0.6%
9		Hutchinson Technology, Inc. (a) (c)	24
17		Imation Corp.	129
2		QLogic Corp. (a)	23
—	(h)	Rackable Systems, Inc. (a)	1

			177

		Construction & Engineering — 1.6%
8		Dycom Industries, Inc. (a)	47
22		EMCOR Group, Inc. (a)	383
3		KBR, Inc.	35

			465

		Construction Materials — 0.0% (g)
1		Headwaters, Inc. (a)	3

		Consumer Finance — 1.4%
7		Advance America Cash Advance Centers, Inc.	12
3		Credit Acceptance Corp. (a)	73
18		Dollar Financial Corp. (a)	170
8		World Acceptance Corp. (a)	135

			390

		Containers & Packaging — 1.0%
9		Bway Holding Co. (a)	67
6		Myers Industries, Inc.	37
7		Rock-Tenn Co., Class A	192

			296

		Diversified Consumer Services — 0.6%
5		Coinstar, Inc. (a)	167

		Diversified Financial Services — 0.2%
4		PHH Corp. (a)	58

		Diversified Telecommunication Services — 0.7%
7		Consolidated Communications Holdings, Inc.	74
17		Frontier Communications Corp.	118

			192

		Electric Utilities — 1.3%
9		El Paso Electric Co. (a)	132
7		Portland General Electric Co.	128
4		UniSource Energy Corp.	99

			359

		Electrical Equipment — 0.7%
8		Acuity Brands, Inc.	171
8		LSI Industries, Inc.	40

			211

		Electronic Equipment, Instruments & Components — 2.0%
5		Benchmark Electronics, Inc. (a)	59
16		Coherent, Inc. (a)	267
1		Electro Rent Corp.	9
26		Methode Electronics, Inc.	95
2		Mettler-Toledo International, Inc., (Switzerland) (a)	92
2		OSI Systems, Inc. (a)	28
39		Sanmina-SCI Corp. (a)	12
1		Tech Data Corp. (a)	15

			577

		Energy Equipment & Services — 0.9%
2		Bolt Technology Corp. (a)	17
3		CARBO Ceramics, Inc.	71
3		Dresser-Rand Group, Inc. (a)	69
14		Helix Energy Solutions Group, Inc. (a)	72
7		ION Geophysical Corp. (a)	11
3		Patterson-UTI Energy, Inc.	25

			265

		Food & Staples Retailing — 0.7%
7		Nash Finch Co.	188

		Gas Utilities — 1.6%
12		Nicor, Inc. (c)	392
1		ONEOK, Inc.	23
3		Southwest Gas Corp.	59

			474

		Health Care Equipment & Supplies — 3.6%
6		American Medical Systems Holdings, Inc. (a)	64
5		Electro-Optical Sciences, Inc. (a) (c)	23
20		Invacare Corp.	325
8		Quidel Corp. (a)	71
3		Sirona Dental Systems, Inc. (a)	47
7		Teleflex, Inc.	278
9		Thoratec Corp. (a)	221

			1,029

		Health Care Providers & Services — 3.8%
3		Emergency Medical Services Corp., Class A (a)	97
5		Landauer, Inc.	233
10		Magellan Health Services, Inc. (a)	379
2		Medcath Corp. (a)	17
18		Nighthawk Radiology Holdings, Inc. (a)	48
12		Omnicare, Inc.	304

			1,078

		Health Care Technology — 0.3%
6		MedAssets, Inc. (a)	84

		Hotels, Restaurants & Leisure — 1.2%
23		AFC Enterprises, Inc. (a)	106
89		Denny’s Corp. (a)	148
11		Monarch Casino & Resort, Inc. (a)	58
11		O’Charley’s, Inc.	34

			346

		Household Durables — 3.6%
31		American Greetings Corp., Class A	154
2		Blyth, Inc.	55
3		CSS Industries, Inc.	43
9		Furniture Brands International, Inc.	13
24		Helen of Troy Ltd., (Bermuda) (a)	334
9		Jarden Corp. (a)	119
20		Leggett & Platt, Inc.	253
6		Standard Pacific Corp. (a)	5
9		Tempur-Pedic International, Inc. (c)	69

			1,045

		Household Products — 0.3%
11		Central Garden & Pet Co., Class A (a)	86

		Industrial Conglomerates — 0.5%
9		Tredegar Corp.	145

		Insurance — 4.8%
9		American Equity Investment Life Holding Co.	38
2		Argo Group International Holdings Ltd., (Bermuda) (a)	74
9		Aspen Insurance Holdings Ltd., (Bermuda)	211
3		Axis Capital Holdings Ltd., (Bermuda)	56
14		Conseco, Inc. (a)	13
10		Harleysville Group, Inc.	315
7		Meadowbrook Insurance Group, Inc.	42
4		Navigators Group, Inc. (a)	165
8		Platinum Underwriters Holdings Ltd., (Bermuda)	235
4		ProAssurance Corp. (a)	163
1		RenaissanceRe Holdings Ltd., (Bermuda)	69

			1,381

		Internet & Catalog Retail — 0.1%
3		NutriSystem, Inc.	37

		Internet Software & Services — 1.3%
4		AsiaInfo Holdings, Inc., (China) (a)	62
3		DealerTrack Holdings, Inc. (a)	45
1		Perficient, Inc. (a)	3
5		S1 Corp. (a)	24
27		ValueClick, Inc. (a)	226

			360

		IT Services — 1.6%
21		Acxiom Corp.	152
1		Alliance Data Systems Corp. (a) (c)	26
12		CIBER, Inc. (a)	33
6		CSG Systems International, Inc. (a)	91
4		Gartner, Inc. (a)	43
7		Global Cash Access Holdings, Inc. (a)	27
7		Hackett Group, Inc. (The) (a)	15
3		Heartland Payment Systems, Inc.	16
1		Hewitt Associates, Inc., Class A (a)	21
44		Unisys Corp. (a)	23

			447

		Leisure Equipment & Products — 1.6%
14		Hasbro, Inc.	361
8		JAKKS Pacific, Inc. (a)	101

			462

		Life Sciences Tools & Services — 1.4%
6		Enzo Biochem, Inc. (a)	26
1		Illumina, Inc. (a)	33
6		Medivation, Inc. (a) (c)	117
17		PerkinElmer, Inc.	221

			397

		Machinery — 1.7%
4		AGCO Corp. (a)	78
11		Nordson Corp.	310
9		Trimas Corp. (a)	16
9		Wabash National Corp.	10
2		Wabtec Corp.	61

			475

		Marine — 0.3%
31		Horizon Lines, Inc., Class A (c)	92

		Media — 0.5%
20		CKX, Inc. (a)	80
13		Cumulus Media, Inc., Class A (a)	13
45		Sinclair Broadcast Group, Inc., Class A	46

			139

		Metals & Mining — 0.6%
20		Worthington Industries, Inc.	177

		Multiline Retail — 0.8%
10		Big Lots, Inc. (a)	202
24		Retail Ventures, Inc. (a)	36

			238

		Multi-Utilities — 1.5%
1		Alliant Energy Corp.	12
17		NorthWestern Corp.	365
3		PNM Resources, Inc.	22
2		TECO Energy, Inc.	18

			417

		Oil, Gas & Consumable Fuels — 2.5%
1		APCO Argentina, Inc.	11
4		Brigham Exploration Co. (a)	8
1		Clayton Williams Energy, Inc. (a)	20
2		Comstock Resources, Inc. (a)	66
36		Endeavour International Corp. (a)	31
3		Frontier Oil Corp.	36
4		Frontline Ltd., (Bermuda) (c)	63
7		Mariner Energy, Inc. (a)	52
7		McMoRan Exploration Co. (a)	32
54		Meridian Resource Corp. (a)	11
1		PrimeEnergy Corp. (a)	25
4		Rosetta Resources, Inc. (a)	18
7		Stone Energy Corp. (a)	22
6		Swift Energy Co. (a)	42
2		Tesoro Corp.	20
3		Toreador Resources Corp. (a)	8
41		VAALCO Energy, Inc. (a)	217
1		W&T Offshore, Inc.	9
2		Westmoreland Coal Co. (a)	15

			706

		Paper & Forest Products — 0.1%
19		Buckeye Technologies, Inc. (a)	41

		Personal Products — 0.9%
8		Herbalife Ltd., (Cayman Islands)	117
4		NBTY, Inc. (a)	62
14		Prestige Brands Holdings, Inc. (a)	72

			251

		Pharmaceuticals — 1.4%
5		Cardiome Pharma Corp., (Canada) (a)	15
6		Cypress Bioscience, Inc. (a)	42
1		Optimer Pharmaceuticals, Inc. (a)	16
4		Perrigo Co.	102
1		ULURU, Inc. (a)	—	(h)
5		Watson Pharmaceuticals, Inc. (a)	168
3		XenoPort, Inc. (a)	64

			407

		Professional Services — 0.7%
4		Administaff, Inc.	74
4		COMSYS IT Partners, Inc. (a)	9
6		Kforce, Inc. (a)	43
4		School Specialty, Inc. (a)	76

			202

		Real Estate Investment Trusts (REITs) — 4.8%
26		Anthracite Capital, Inc.	9
10		Anworth Mortgage Asset Corp.	61
19		DCT Industrial Trust, Inc.	61
4		Home Properties, Inc.	110
10		Hospitality Properties Trust	116
25		Lexington Realty Trust	60
16		LTC Properties, Inc.	279
41		MFA Financial, Inc.	241
1		Mid-America Apartment Communities, Inc.	28
5		Pennsylvania Real Estate Investment Trust (c)	17
4		PS Business Parks, Inc.	147
19		Ramco-Gershenson Properties Trust	125
10		Strategic Hotels & Resorts, Inc.	7
29		Sunstone Hotel Investors, Inc.	76
3		Taubman Centers, Inc.	43

			1,380

		Road & Rail — 0.3%
4		Con-way, Inc.	63
6		YRC Worldwide, Inc. (a) (c)	28

			91

		Semiconductors & Semiconductor Equipment — 3.7%
7		Amkor Technology, Inc. (a)	19
5		Atmel Corp. (a)	19
5		Brooks Automation, Inc. (a)	22
45		Cirrus Logic, Inc. (a)	169
6		Cymer, Inc. (a)	125
3		DSP Group, Inc. (a)	12
9		Entegris, Inc. (a)	8
7		Integrated Device Technology, Inc. (a)	30
90		LSI Corp. (a)	272
27		Micrel, Inc.	188
1		Novellus Systems, Inc. (a)	20
4		Semtech Corp. (a)	55
7		Silicon Image, Inc. (a)	17
18		Silicon Storage Technology, Inc. (a)	29
4		Ultratech, Inc. (a)	55
4		Zoran Corp. (a)	33

			1,073

		Software — 7.5%
37		Aspen Technology, Inc. (a)	257
17		EPIQ Systems, Inc. (a) (c)	308
3		Fair Isaac Corp.	45
3		JDA Software Group, Inc. (a)	32
5		MicroStrategy, Inc., Class A (a)	164
39		Monotype Imaging Holdings, Inc. (a)	147
21		Net 1 UEPS Technologies, Inc., (South Africa) (a)	312
4		Pegasystems, Inc.	76
2		SPSS, Inc. (a)	66
13		Sybase, Inc. (a)	391
14		Synopsys, Inc. (a)	288
6		TIBCO Software, Inc. (a)	38
5		Wind River Systems, Inc. (a)	31

			2,155

		Specialty Retail — 3.8%
4		Advance Auto Parts, Inc.	160
3		Barnes & Noble, Inc.	53
18		Build-A-Bear Workshop, Inc. (a)	106
32		Cache, Inc. (a)	92
60		Charming Shoppes, Inc. (a)	85
3		Children’s Place Retail Stores, Inc. (The) (a)	64
8		Collective Brands, Inc. (a)	79
35		Finish Line, Inc. (The), Class A	232
18		Midas, Inc. (a)	144
6		Stage Stores, Inc.	65

			1,080

		Textiles, Apparel & Luxury Goods — 0.3%
7		Timberland Co. (The), Class A (a)	85

		Thrifts & Mortgage Finance — 0.2%
4		Ocwen Financial Corp. (a)	45

		Tobacco — 0.7%
51		Alliance One International, Inc. (a)	195

		Trading Companies & Distributors — 0.9%
14		WESCO International, Inc. (a)	257

		Wireless Telecommunication Services — 0.9%
25		Centennial Communications Corp. (a)	203
4		USA Mobility, Inc.	32
12		Virgin Mobile USA, Inc., Class A (a)	16

			251

		Total Common Stocks (Cost $42,502)	27,546

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.6%
175	U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $178)	178

	Total Long-Term Investments (Cost $42,680)	27,724

SHARES

	Short-Term Investment — 2.2%
	Investment Company — 2.2%
617	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $617)	617

	Investments of Cash Collateral for Securities on Loan — 4.3%
	Investment Company — 4.3%
1,217	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l) (Cost $1,217)	1,217

	Total Investments — 103.1% (Cost $44,514)	29,558
	Liabilities in Excess of Other Assets — (3.1)%	(876)

	NET ASSETS — 100.0%	$28,682

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

19	E-mini Russell 2000	06/19/09	$800	$72

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,367
Aggregate gross unrealized depreciation	(16,323)

Net unrealized appreciation/depreciation	($14,956)

Federal income tax cost of investments	$44,514

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 29,380	$ 72	$ —
Level 2 – Other significant observable inputs	178	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 29,558	$ 72	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 90.7%
		Common Stocks — 89.4%
		Beverages — 0.5%
29		Diageo plc, (United Kingdom), ADR	1,275

		Capital Markets — 3.8%
240		Charles Schwab Corp. (The)	3,720
315		W.P. Carey & Co. LLC	6,990

			10,710

		Chemicals — 2.7%
220		Albemarle Corp. (m)	4,789
60		NewMarket Corp.	2,658

			7,447

		Commercial Banks — 6.3%
130		M&T Bank Corp.	5,881
125		SunTrust Banks, Inc.	1,468
250		Synovus Financial Corp.	812
85		TCF Financial Corp.	1,000
123		United Community Banks, Inc.	511
461		Wells Fargo & Co.	6,567
135		Wilmington Trust Corp.	1,311

			17,550

		Communications Equipment — 0.7%
50		QUALCOMM, Inc.	1,946

		Construction Materials — 0.4%
180		Cemex S.A.B. de C.V., (Mexico), ADR (a)	1,125

		Consumer Finance — 0.4%
85		American Express Co.	1,159

		Distributors — 1.4%
135		Genuine Parts Co.	4,031

		Diversified Financial Services — 0.2%
40		Onex Corp., (Canada)	491

		Diversified Telecommunication Services — 0.7%
200		Alaska Communications Systems Group, Inc. (m)	1,340
82		Windstream Corp.	660

			2,000

		Electrical Equipment — 0.7%
145		Baldor Electric Co.	2,101

		Energy Equipment & Services — 2.9%
125		Exterran Holdings, Inc. (a)	2,002
300		RPC, Inc.	1,989
70		SEACOR Holdings, Inc. (a)	4,082

			8,073

		Food & Staples Retailing — 1.7%
150		Great Atlantic & Pacific Tea Co. (a)	797
100		SUPERVALU, Inc.	1,428
100		Walgreen Co.	2,596

			4,821

		Gas Utilities — 2.7%
115		Energen Corp.	3,350
185		ONEOK, Inc.	4,186

			7,536

		Health Care Providers & Services — 1.9%
132		National Healthcare Corp.	5,301

		Hotels, Restaurants & Leisure — 0.5%
260		Monarch Casino & Resort, Inc. (a)	1,342

		Household Durables — 0.9%
105		Fortune Brands, Inc.	2,578

		Independent Power Producers & Energy Traders — 0.8%
150		TransAlta Corp., (Canada)	2,204

		Industrial Conglomerates — 1.9%
275		Carlisle Cos., Inc.	5,398

		Insurance — 16.0%
300		Assurant, Inc.	6,534
–	(h)	Berkshire Hathaway, Inc., Class A (a)	6,502
200		Cincinnati Financial Corp.	4,574
37		Everest Re Group Ltd., (Bermuda)	2,620
300		Loews Corp.	6,630
650		Old Republic International Corp.	7,033
251		OneBeacon Insurance Group Ltd., Class A	2,422
15		PartnerRe Ltd., (Bermuda)	931
65		ProAssurance Corp. (a)	3,030
34		Unitrin, Inc.	470
185		W.R. Berkley Corp.	4,172

			44,918

		Internet & Catalog Retail — 1.6%
29		Amazon.com, Inc. (a) (m)	2,155
250		Expedia, Inc. (a)	2,270

			4,425

		IT Services — 0.5%
25		Visa, Inc., Class A	1,390

		Machinery — 0.6%
65		Kennametal, Inc.	1,054
115		Oshkosh Corp.	775

			1,829

		Media — 2.8%
832		AH Belo Corp., Class A (m)	815
770		Belo Corp., Class A	470
35		Cablevision Systems Corp., Class A	453
315		Clear Channel Outdoor Holdings, Inc., Class A (a)	1,156
566		E.W. Scripps Co., Class A	764
350		Entercom Communications Corp., Class A	385
300		LIN TV Corp., Class A (a)	336
10		Washington Post Co. (The), Class B	3,571

			7,950

		Multiline Retail — 0.7%
45		Sears Holdings Corp. (a)	2,057

		Oil, Gas & Consumable Fuels — 13.8%
350		CVR Energy, Inc. (a)	1,939
180		Devon Energy Corp.	8,044
166		El Paso Corp.	1,037
200		Energy Transfer Equity LP	4,226
260		Enterprise GP Holdings LP	5,881
71		Kinder Morgan Management LLC (a)	2,892
260		NuStar GP Holdings LLC	5,359
330		Teekay Corp., (Bahamas)	4,696
400		Williams Cos., Inc. (The)	4,552

			38,626

		Pharmaceuticals — 2.6%
120		Merck & Co., Inc.	3,210
300		Pfizer, Inc.	4,086

			7,296

		Real Estate Investment Trusts (REITs) — 8.1%
462		Agree Realty Corp. (m)	7,252
285		Cousins Properties, Inc.	1,835
201		Getty Realty Corp.	3,696
250		Kimco Realty Corp.	1,905
240		National Health Investors, Inc.	6,449
60		Regency Centers Corp.	1,594

			22,731

		Real Estate Management & Development — 1.5%
190		Brookfield Asset Management, Inc., (Canada), Class A	2,618
300		Brookfield Properties Corp., (Canada)	1,722

			4,340

		Software — 1.3%
200		Microsoft Corp.	3,674

		Specialty Retail — 4.6%
115		AutoNation, Inc. (a)	1,596
70		Bed Bath & Beyond, Inc. (a)	1,733
150		Gap, Inc. (The)	1,949
170		Home Depot, Inc.	4,005
100		J Crew Group, Inc. (a)	1,318
85		TJX Cos., Inc.	2,179

			12,780

		Tobacco — 0.6%
100		Altria Group, Inc. (m)	1,602

		Trading Companies & Distributors — 1.0%
140		GATX Corp.	2,832

		Wireless Telecommunication Services — 2.6%
310		Telephone & Data Systems, Inc.	7,332

		Total Common Stocks (Cost $373,095)	250,870

		Investment Company — 1.3%
406		Cohen & Steers Select Utility Fund, Inc. (Cost $7,169)	3,661

		Total Long-Term Investments (Cost $380,264)	254,531

		Short-Term Investment — 5.2%
		Investment Company — 5.2%
14,781		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $14,781)	14,781

		Total Investments — 95.9% (Cost $395,045)	269,312
		Other Assets in Excess of Liabilities — 4.1%	11,391

		NET ASSETS — 100.0%	$280,703

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,620
Aggregate gross unrealized depreciation	(129,353)

Net unrealized appreciation/depreciation	$(125,733)

Federal income tax cost of investments	$395,045

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 269,312	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 269,312	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 101.7%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.3%
570	Honeywell International, Inc.	15,880
80	Precision Castparts Corp.	4,792
350	United Technologies Corp.	15,043

		35,715

	Auto Components — 1.7%
1,110	Johnson Controls, Inc.	13,320
1,082	WABCO Holdings, Inc.	13,319

		26,639

	Beverages — 2.7%
640	Coca-Cola Co. (The)	28,128
440	Molson Coors Brewing Co., Class B	15,083

		43,211

	Capital Markets — 8.0%
830	Ameriprise Financial, Inc.	17,007
1,570	Bank of New York Mellon Corp. (The)	44,352
150	Goldman Sachs Group, Inc. (The)	15,903
740	Morgan Stanley	16,850
260	State Street Corp.	8,003
1,780	TD AMERITRADE Holding Corp. (a)	24,582

		126,697

	Chemicals — 1.2%
340	Air Products & Chemicals, Inc.	19,125

	Commercial Banks — 4.0%
250	BB&T Corp.	4,230
310	M&T Bank Corp.	14,025
506	PNC Financial Services Group, Inc.	14,821
400	U.S. Bancorp	5,844
1,710	Wells Fargo & Co.	24,350

		63,270

	Communications Equipment — 4.9%
1,720	Cisco Systems, Inc. (a)	28,844
1,997	Corning, Inc.	26,500
550	QUALCOMM, Inc.	21,401

		76,745

	Computers & Peripherals — 1.5%
755	Hewlett-Packard Co.	24,205

	Consumer Finance — 0.9%
1,039	American Express Co.	14,162

	Diversified Telecommunication Services — 4.6%
2,390	Verizon Communications, Inc.	72,178

	Electric Utilities — 1.9%
1,160	American Electric Power Co., Inc.	29,302

	Electronic Equipment, Instruments & Components — 1.1%
1,650	Tyco Electronics Ltd., (Bermuda)	18,216

	Energy Equipment & Services — 0.5%
190	Schlumberger Ltd.	7,718

	Food & Staples Retailing — 7.1%
1,060	CVS/Caremark Corp.	29,139
1,580	Wal-Mart Stores, Inc.	82,318

		111,457

	Food Products — 2.0%
840	JM Smucker Co. (The)	31,307

	Health Care Equipment & Supplies — 1.4%
680	Covidien Ltd., (Bermuda)	22,603

	Health Care Providers & Services — 0.5%
310	Aetna, Inc.	7,542

	Household Durables — 0.4%
200	MDC Holdings, Inc.	6,228

	Household Products — 2.0%
660	Procter & Gamble Co.	31,079

	Industrial Conglomerates — 0.5%
1,320	Textron, Inc.	7,577

	Insurance — 3.0%
380	RenaissanceRe Holdings Ltd., (Bermuda)	18,787
703	Travelers Cos., Inc. (The)	28,570

		47,357

	Internet Software & Services — 1.3%
60	Google, Inc., Class A (a)	20,884

	Life Sciences Tools & Services — 1.1%
510	Thermo Fisher Scientific, Inc. (a)	18,192

	Machinery — 2.2%
260	Deere & Co.	8,546
270	Illinois Tool Works, Inc.	8,329
680	PACCAR, Inc.	17,517

		34,392

	Media — 4.6%
3,865	Comcast Corp., Special Class A	49,743
2,270	News Corp., Class A	15,027
440	Walt Disney Co. (The)	7,990

		72,760

	Metals & Mining — 0.4%
160	Freeport-McMoRan Copper & Gold, Inc.	6,098

	Multi-Utilities — 4.4%
2,740	CMS Energy Corp.	32,442
1,230	Public Service Enterprise Group, Inc.	36,248

		68,690

	Oil, Gas & Consumable Fuels — 11.5%
240	Apache Corp.	15,382
710	Chevron Corp.	47,740
340	Devon Energy Corp.	15,194
2,411	El Paso Corp.	15,069
980	Exxon Mobil Corp.	66,738
796	Marathon Oil Corp.	20,927

		181,050

	Pharmaceuticals — 11.3%
630	Abbott Laboratories (m)	30,051
630	Johnson & Johnson	33,138
1,121	Merck & Co., Inc.	29,987
400	Novartis AG, (Switzerland), ADR	15,132
1,820	Pfizer, Inc.	24,788
1,010	Schering-Plough Corp.	23,785
490	Wyeth	21,090

		177,971

	Road & Rail — 1.2%
564	Norfolk Southern Corp.	19,035

	Software — 3.4%
340	McAfee, Inc. (a)	11,390
2,302	Microsoft Corp.	42,288

		53,678

	Specialty Retail — 3.7%
1,667	Home Depot, Inc.	39,275
360	Sherwin-Williams Co. (The)	18,709

		57,984

	Tobacco — 1.7%
1,145	Altria Group, Inc.	18,343
235	Philip Morris International, Inc.	8,361

		26,704

	Trading Companies & Distributors — 0.3%
250	GATX Corp.	5,057

	Total Common Stocks (Cost $1,999,727)	1,564,828

	Convertible Bonds — 1.9%
	Auto Components — 0.7%
8,000	Johnson Controls, Inc., 6.500%, 09/30/12	10,080

	Media — 1.2%
25,000	Liberty Media LLC, 3.125%, 03/30/23	19,406

	Total Convertible Bonds (Cost $33,453)	29,486

	Option Purchased — 0.1%
	Call Options Purchased — 0.1%
4	American Express Co., Expiring 1/22/2011 @ 20.00 American Style, (Cost $1,852) (a)	1,200

	Preferred Stock — 0.4%
	Diversified Financial Services — 0.4%
15	Bank of America Corp., 7.250%, 01/30/13 (x) (Cost $13,058)	6,113

	Total Long-Term Investments (Cost $2,048,090)	1,601,627

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
25,775	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $25,775)	25,775

	Total Investments — 103.3% (Cost $2,073,865)	1,627,402
	Liabilities in Excess of Other Assets — (3.3)%	(52,261)

	NET ASSETS — 100.0%	$1,575,141

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,573
Aggregate gross unrealized depreciation	(476,036)

Net unrealized appreciation/depreciation	$(446,463)

Federal income tax cost of investments	$2,073,865

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*

Level 1 – Quoted prices	$ 1,591,803	$ (20,753)	$ —
Level 2 – Other significant observable inputs	35,599	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 1,627,402	$ (20,753)	$ —

†

Liabilities in securities sold short may include written options.

*

Other financial instruments may include futures, forwards and swap contracts.

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Wal - Mart Stores, Inc., American Style	$57.500	06/20/09	2	$ (224)
(Premiums received of $438.)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Aflac Inc., American Style	$22.500	01/16/10	4	$ (3,440)
American Express Co., American Style	15.000	01/22/11	6	(3,360)
Capital One Financial Corp., American Style	15.000	01/16/10	6	(4,080)
Google, Inc. Class A, American Style	260.000	01/16/10	1	(2,110)
Home Depot, Inc., American Style	20.000	01/16/10	4	(1,200)
Johnson Controls, Inc., American Style	12.500	01/16/10	7	(2,569)
Norfolk Sourthern Corp., American Style	30.000	01/22/11	3	(2,370)
Walt Disney Co.( The), American Style	17.500	01/16/10	5	(1,400)
(Premiums received of $19,025.)				$ (20,529)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 27, 2009